NestEgg Funds

Annual Report
For the Period Ended February 29, 2000



NestEgg 2000 Fund
NestEgg 2010 Fund
NestEgg 2020 Fund
NestEgg 2030 Fund
NestEgg 2040 Fund
LifePath(R) Master Portfolios




------------------------------------------------------------------------------
Important Customer Information, Investment Products:
 .  Are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,
 .  Are not insured by the FDIC, and
 .  Are subject to investment risks, including possible loss of the principal amount invested.
------------------------------------------------------------------------------

This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by BISYS Fund Services.

Letter from the President                                            April, 2000
Dear Shareholder:


The fiscal year ended February 29, 2000 was one of significant change, growth, and opportunity. Highlights from the year include:

     . The Dow Jones Industrial Average, which measures the value of 30 actively traded, well-established U.S. companies, surpassed 10,000 points on March 16, 1999, but in January 2000 posted its worst January performance since 1990.

     . The return of the Standard and Poor's 500 Index, which measures the performance of 500 widely-held industrial, transportation, financial, and utility stocks of U.S. companies, surpassed 20% for the fifth consecutive year.

     . On February 1, 2000 the economic boom became the longest in history, with 107 months of expansion.

     . The Federal Reserve Board raised short-term interest rates four times during the fiscal year.

As we look back on another year in which the Dow Jones Industrial Average and the S&P 500 Index reached record-high levels, we urge investors to maintain a long-term perspective and continue to utilize an asset allocation strategy when making investment decisions. While one Fund's recent performance may be better than that of another, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short or long term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring temporary market swings.

The NestEgg Funds offer a simple, cost-effective way for you to invest in comprehensive asset allocation strategies. Each Fund is designed to reflect different investment goals and risk tolerances. All of the NestEgg Funds are strategically invested in the three major asset classes according to each fund's specific time objective. You're invested in a mix of mutual funds that our investment managers believe may be suited to your goals.

We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.


/s/ Dave Bunstine

Dave Bunstine
President

Portfolio Performance Discussion
--------------------------------
NestEgg Funds                                     February 29, 2000
-------------------------------------------------------------------

The NestEgg Funds' objective is growing assets while taking on the levels of risk that investors, on average, may be willing to accept given their investment time horizons. The Funds' strategies assume that the investor will begin to withdraw his or her investment in the decade included in the Fund's name. In the case of the NestEgg 2000 Fund it is assumed that the investor will begin withdrawing his or her investment during the current decade. Investors in the NestEgg 2040 Fund would plan to withdraw their investments beginning in 2040. Assets in the NestEgg 2040 Fund, therefore, are invested almost entirely in stocks because investors can wait out the short-term ups and downs of the markets in return for greater potential rewards over the long term. By contrast, roughly 80% of the assets in the NestEgg 2000 Fund are invested more conservatively in short-term, low-risk bonds and money market instruments, while the remaining roughly 20% are invested in stocks.

The models used to manage the NestEgg Funds' assets are "strategic" and "tactical".

Strategic asset allocation techniques directly affect 75% of each of the NestEgg Funds' total asset allocation and indirectly guide the remaining 25%. The strategic model focuses on long-term asset allocation by comparing the potential risks and returns for each asset class based on the Funds' different time horizons and investors' willingness to bear risk. As each Fund nears its target date, the asset allocation becomes more conservative, shifting to less risky investments -- such as short-term bonds or money market investments. Short-term volatility in the markets has only a small effect on a Fund's long-term strategic allocation. The progression to less risky assets is an ongoing process; 40 years from now, the asset allocation of the NestEgg 2040 Fund will look very similar to the asset allocation of the NestEgg 2000 Fund today.

Tactical asset allocation techniques affect 25% of each of the NestEgg Funds' total asset allocation. The tactical models are the means by which the Funds respond to short-term market fluctuations. The tactical models do this by seeking to allocate assets where the risk-return trade-offs are most attractive. The more conservative tactical approach allocates assets among long-term bonds, short-term bonds and money market investments. The more aggressive tactical approach allocates assets among stocks, bonds, and cash. The allocation between these two tactical approaches is guided by the Funds' strategic allocation.

On February 29, 2000, assets in the NestEgg Funds were allocated as follows:

                       U.S.       International         U.S.          Money
  Fund               Equity              Equity        Bonds        Market*
  ----               ------        ------------        -----        -------
  NestEgg 2000          15%                  6%          65%            14%
  NestEgg 2010          34%                 11%          49%             6%
  NestEgg 2020          52%                 15%          29%             4%
  NestEgg 2030          63%                 20%          15%             2%
  NestEgg 2040          78%                 21%           1%             0%

*The percentage of the Funds' assets that are invested in money market instruments is net of the Funds' other assets and liabilities.

Portfolio Performance Discussion
--------------------------------
NestEgg Funds                                     February 29, 2000
-------------------------------------------------------------------

Some of the NestEgg Funds underperformed their respective customized benchmarks for the fiscal year ended February 29, 2000. The bulk of the underperformance came in February, when small company stocks, as measured by Nasdaq, posted a staggering 19.2% return. At that time, the strategic asset allocation model for the NestEgg Funds had a smaller portion of the Funds' assets allocated to small company stocks than their respective benchmarks did. Although the degree of underweighting was not severe, the enormous return to these small stocks in February made even slight allocation differences noticeable. As would be expected, the greater the benchmark allocation to small company stocks, the more pronounced the underperformance was. Hence, the NestEgg Funds with longer time horizons that have a higher allocation to small company stocks, suffered a greater disparity of performance compared to their benchmarks than did the Funds with shorter time horizons.

Conversely, the strategic underweightings in the bond market added value. Rising interest rates during the year meant falling bond prices. These losses were mitigated by an underweighted position in bonds relative to the Funds' benchmarks. Due to their greater benchmark allocation to bonds, the NestEgg Funds with shorter time horizons benefited more from the underweighting than the Funds with longer horizons. However, the tactical component of the Funds with longer time horizons was used successfully to help respond to the shift in the interest-rate environment. The negative impact of rising interest rates is more pronounced in longer-duration bonds, which are held in the Funds with longer horizons. Through tactical shifts to lower-duration bonds, the Funds' exposure to the risk of rising interest rates was reduced.

Although the slight underweighting in smaller company stocks hurt the Funds in February, over the course of the entire year the Funds benefited from participation in strong equity markets both domestically and abroad. The overweighted position in international stocks was rewarded, as international markets outperformed the U.S. market for the first time since 1993.

                          NestEgg 2000 & NestEgg 2010



NestEgg 2000                  Lehman Agg.    Lipper Flexible
                     Fund        Bond           Port. Fund
                    ------    ----------     ---------------
2/28/94             10,000        10,000              10,000
 3/1/94             10,000        10,000              10,000
8/31/94              9,813         9,857               9,968
2/28/95              9,851        10,178              10,047
8/31/95             10,435        10,971              11,388
2/29/96             10,721        11,424              12,268
8/31/96             10,560        11,420              12,499
2/28/97             11,032        12,034              14,036
8/31/97             11,430        12,564              15,337
2/28/98             11,928        13,283              17,038
8/31/98             11,741        13,892              15,961
2/28/99             12,301        14,114              18,657
8/31/99             12,486        14,002              19,367
2/29/00             12,816        14,271           $  20,263

NestEgg 2010
                     Fund
                    ------
2/28/94             10,000
 3/1/94             10,000
8/31/94              9,863
2/28/95              9,954
8/31/95             10,865
2/29/96             11,472
8/31/96             11,366
2/28/97             12,352
8/31/97             13,141
2/28/98             14,112
8/31/98             13,490
2/28/99             15,053
8/31/99             15,513
2/29/00             16,143

                    ANNUALIZED RATES OF RETURN FOR THE YEAR
                            ENDED FEBRUARY 29, 2000


                                                                      Lehman Bros.              Lipper Flex.
                                    NestEgg           NestEgg         Aggregate                Portfolio
                                      2000              2010         Bond Index (1)           Fund Index (2)
                                  ---------------------------------------------------------------------------
1 Year                                4.19%             7.24%              1.10%                     8.63%
5 Year                                5.40%            10.15%              6.99%                    15.06%
Since Inception (3/1/94)              4.22%             8.31%              6.11%                    12.49%
-------------------------------------------------------------------------------------------------------------

     (1) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities.

     (2) The Lipper Flexible Portfolio Fund Index's return represent an average of returns of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper, Inc.

Portfolio Performance Discussion
--------------------------------
NestEgg Funds                                     February 29, 2000
-------------------------------------------------------------------

The graphs above represent a comparison of a hypothetical $10,000 investment in the indicated fund versus a similar investment in the Fund's benchmark. The charts above show the average annual returns for the NestEgg Funds. The NestEgg Funds invest their investable assets in the corresponding Master Portfolios. The five-year returns represent performance of the affiliated feeder fund from March 1, 1995 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 29, 2000. The since inception return represents the performance of the affiliated feeder fund from March 1, 1994 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 29, 2000.

Performance shown above is the actual performance of each NestEgg Fund since January 4, 1999 (its inception) and performance of the corresponding affiliated feeder fund managed by Barclays Global Fund Advisors (BGFA): LifePath Income Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, and LifePath 2040 Fund. Each affiliated feeder fund's performance has been adjusted to reflect the fees and expenses which apply to the applicable NestEgg Fund.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

The NestEgg Funds are organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolios, the feeder funds, which are offered to the public, hold an interest in the net assets of the Master Portfolios. It is the Master Portfolios that actually invest in the individual securities. Reference to "the Fund" are to the feeder fund or the Master Portfolio.

      Portfolio Performance Discussion
      --------------------------------
      NestEgg Funds                        February 29, 2000
      ------------------------------------------------------

                  NestEgg 2020, NestEgg 2030 and NestEgg 2040

NestEgg 2020                   Wilshire      Lipper Flexible
                     Fund     5000 Equity       Port. Fund
                    ------    ----------     ---------------
2/28/94             10,000        10,000              10,000
 3/1/94             10,000        10,000              10,000
8/31/94              9,897        10,185               9,968
2/28/95             10,034        10,528              10,047
8/31/95             11,103        12,423              11,388
2/29/96             11,897        14,131              12,268
8/31/96             11,793        14,562              12,499
2/28/97             13,172        17,265              14,036
8/31/97             14,293        19,990              15,337
2/28/98             15,741        23,218              17,038
8/31/98             14,603        20,524              15,961
2/28/99             17,121        26,547              18,657
8/31/99             17,896        27,863              19,367
2/29/00             18,867     $  32,170              20,263


NestEgg 2030

                     Fund
                    ------
2/28/94             10,000
 3/1/94             10,000
8/31/94              9,905
2/28/95             10,038
8/31/95             11,288
2/29/96             12,254
8/31/96             12,159
2/28/97             13,845
8/31/97             15,208
2/28/98             17,083
8/31/98             15,511
2/28/99             18,788
8/31/99             19,742
2/29/00             21,094

NestEgg 2040

                     Fund
                    ------
2/28/94             10,000
 3/1/94             10,000
8/31/94             10,021
2/28/95             10,145
8/31/95             11,491
2/29/96             12,629
8/31/96             12,650
2/28/97             14,638
8/31/97             16,273
2/28/98             18,468
8/31/98             16,356
2/28/99             20,600
8/31/99             21,919
2/29/00             23,764

                    ANNUALIZED RATES OF RETURN FOR THE YEAR
                            ENDED FEBRUARY 29, 2000


                                                                                   Wilshire              Lipper Flex.
                                 NestEgg       NestEgg           NestEgg          5000 Equity             Portfolio
                                   2020          2030              2040         Fund Index (1)         Fund Index (2)
                                --------------------------------------------------------------------------------------
1 Year                            10.20%        12.28%            15.36%                 21.18%                   8.63%
5 Year                            12.72%        15.07%            17.53%                 25.03%                  15.06%
Since Inception (3/1/94)          11.17%        13.25%            15.53%                 21.50%                  12.49%

     (1) The Wilshire 5000 Equity Index is composed of domestic equity securities of companies in addition to a very small number of limited partnerships and REITS.

     (2) The Lipper Flexible Portfolio Fund Index's return represent an average of returns of certain mutual funds investing in domestic common stocks, bonds and money market

Portfolio Performance Discussion
--------------------------------
NestEgg Funds                                February 29, 2000
--------------------------------------------------------------

The graphs above represent a comparison of a hypothetical $10,000 investment in the indicated fund versus a similar investment in the Fund's benchmark. The charts above show the average annual returns for the NestEgg Funds. The NestEgg Funds invest their investable assets in the corresponding Master Portfolios. The five-year returns represent performance of the affiliated feeder fund from March 1, 1995 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 29, 2000. The since inception return represents the performance of the affiliated feeder fund from March 1, 1994 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 29, 2000.

During the period shown, certain of the funds' fees and expenses may have been reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the actual performance of the funds would have been lower.

Performance shown above is the actual performance of each NestEgg Fund since January 4, 1999 (its inception) and performance of the corresponding affiliated feeder fund managed by Barclays Global Fund Advisors (BGFA): Lifepath Income Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, and LifePath 2040 Fund. Each affiliated feeders Fund's performance has been adjusted to reflect the fees and expenses which apply to the applicable NestEgg Fund.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

The NestEgg Funds do not have their own investment adviser. They are organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolios, the feeder funds, which are offered to the public, hold an interest in the net assets of the Master Portfolios. It is the Master Portfolios that actually invests in the individual securities. Reference to "the Fund" are to the feeder fund or the Master Portfolio.

NestEgg Funds
NestEgg 2000 Fund

Statement of Assets and Liabilities
                                                                             February 29, 2000
Assets:
Investments in the LifePath Income Master Portfolio at value (Note 1)              $ 5,868,405
Receivable from Intrust Bank, N.A.                                                      21,630
Receivable for capital shares sold                                                       1,960
                                                                                   -----------
  Total Assets                                                                       5,891,995

Liabilities:
Accrued expenses and other payables:
  Other payables and accrued expenses                                       15,796
                                                                       -----------
  Total Liabilities                                                                     15,796
                                                                                   -----------

Net Assets consist of:
Paid in Capital                                                                    $ 5,857,710
Accumulated undistributed (distributions in excess of)
  net investment income/(loss)                                                           3,421
Accumulated undistributed (distributions in excess of) net realized
  gains/(losses) on investment transactions                                             (3,299)
Net unrealized appreciation/(depreciation) from investments                             18,367
                                                                                   -----------
Net Assets                                                                         $ 5,876,199
                                                                                   ===========

  Outstanding shares of Beneficial Interest: Service Class                             590,451
  Offering and redemption price per share                                          $      9.95
                                                                                   ===========

Statement of Operations
                                                          For the year ended February 29, 2000
Investment Income:
  Investment Income allocated from corresponding Master Portfolio
  Interest income                                                                  $   127,812
  Dividend income                                                                        8,575
  Expenses (Note 3)                                                                    (16,282)
                                                                                   -----------
     Net Investment Income allocated from corresponding Master Portfolio               120,105

Expenses:(Note 3)
Offering expense                                                            15,138
Fund accounting fees                                                        10,830
Printing expense                                                             8,765
Shareholder services expense                                                 7,366
12b-1 fees                                                                   7,366
Legal expense                                                                6,677
Administration expense                                                       5,892
Audit expense                                                                4,864
Investment advisory fees                                                     4,419
State registration expense                                                   4,042
Other                                                                          544
Custodian fees                                                                 589
Transfer agent fees                                                            452
                                                                         ---------

Total expenses before waivers/reimbursements                                            76,944
  Less expenses waived/reimbursed                                                      (49,097)
                                                                                   -----------
  Net Expenses                                                                          27,847
                                                                                   -----------
Net Investment Income                                                                   92,258
                                                                                   -----------

Realized and Unrealized Gains/(Losses) on Investments
  allocated from corresponding Master Portfolio:
Net realized gains/(losses) on investment
  transactions                                                                          (3,161)
Net change in unrealized appreciation/(depreciation) of
  investments                                                                           42,916
                                                                                   -----------
Net realized and unrealized gains/(losses) on
  investments                                                                           39,755
                                                                                   -----------
Increase/(Decrease) in Net Assets Resulting from
  Operations                                                                       $   132,013
                                                                                   ===========

                       See notes to financial statements

NestEgg Funds
NestEgg 2000 Fund

Statements of Changes in Net Assets

                                                                                     For the                    For the
                                                                                   year ended              period ended (a)
                                                                                  February 29,               February 28,
                                                                                      2000                       1999
                                                                               ------------------         -------------------
From Investment Activities:
Operations:
  Net investment income/(loss)                                                  $     92,258               $        4,454
  Net realized gains/(losses) on investment transactions                              (3,161)                        (138)
  Net change in unrealized appreciation/(depreciation) from investments               42,916                      (24,549)
                                                                                ------------               --------------
Change in net assets resulting from operations                                       132,013                      (20,233)
                                                                                ------------               --------------
Distributions to Shareholders:
  From net investment income                                                         (93,291)                           -
  Tax return of capital                                                               (4,475)                           -
                                                                                ------------               --------------
Change in net assets from shareholder distributions                                  (97,766)                           -

Capital Share Transactions:
  Proceeds from shares issued                                                      7,259,910                    1,403,579
  Dividends reinvested                                                                97,766                            -
  Cost of shares redeemed                                                         (2,831,819)                     (67,251)
                                                                                ------------               --------------
Change in net assets from capital share transactions                               4,525,857                    1,336,328
                                                                                ------------               --------------

Change in net assets                                                               4,560,104                    1,316,095

Net Assets:
  Beginning of period                                                              1,316,095                            -
                                                                                ------------               --------------
  End of period                                                                 $  5,876,199               $    1,316,095
                                                                                ============               ==============
Share Transactions:
  Issued                                                                             726,610                      139,775
  Reinvested                                                                           9,800                            -
  Redeemed                                                                          (278,982)                      (6,752)
                                                                                ------------               --------------
  Change in shares                                                                   457,428                      133,023
                                                                                ============               ==============

(a) The fund commenced operations on January 4, 1999


                      See notes to financial statements

NestEgg Funds
NestEgg 2000 Fund

Financial Highlights, Service Shares

                                                                      For the                 For the
                                                                     year ended            period ended (a)
                                                                    February 29,             February 28,
                                                                        2000                    1999
                                                                 ---------------          -----------------
Net Asset Value, Beginning of Period                                 $      9.89                $     10.00
                                                                 ---------------          -----------------
Investment Activities
   Net investment income                                                    0.31                       0.03
   Net realized and unrealized gains on investments                         0.09                      (0.14)
                                                                 ---------------          -----------------
   Total from Investment Activities                                         0.40                      (0.11)
                                                                 ---------------          -----------------
Distributions
   Net investment income                                                   (0.34)                         -
   Tax return of capital                                                       -  **                      -
                                                                 ---------------          -----------------
   Total Distributions                                                     (0.34)
                                                                 ---------------          -----------------
Net Asset Value, End of Period                                       $      9.95                $      9.89
                                                                 ===============          =================
Total Return (excludes sales charge)                                        4.19%                     (1.10%) (b)
Ratios/Supplementary Data:
Net Assets at end of period (000)                                    $     5,876               $      1,316

Ratio of expenses to average net assets                                     1.49%                      1.50%  (c)
Ratio of net investment income to average net assets                        3.12%                      2.68%  (c)
Ratio of expenses to average net assets*                                    3.16%                     12.20%  (c)
Portfolio Turnover Rate                                                       55% (d)                    66%  (d)

* During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

** The amount is less than $0.005

(a) The Fund commenced operations on January 4, 1999.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the Master Portfolio.



                       See notes to financial statements

    NestEgg Funds
    NestEgg 2010 Fund

    Statement of Assets and Liabilities

                                                                                        February 29, 2000
Assets:
Investment in the LifePath 2010 Master Portfolio at value (Note 1)                            $ 13,661,152
Receivable from Intrust Bank, N.A.                                                                  24,809
Receivable for capital shares sold                                                                   8,366
                                                                                              ------------
  Total Assets                                                                                  13,694,327

Liabilities:
Accrued expenses and other payables:
  Other payables and accrued expenses                                      23,684
                                                                          -------
  Total Liabilities                                                                                 23,684
                                                                                              ------------
Net Assets consist of:
Paid in Capital                                                                               $ 13,499,268
Accumulated undistributed net investment
  income/(loss)                                                                                      5,324
Accumulated undistributed net realized gains/(losses) on
  investment transactions                                                                           20,303
Net unrealized appreciation/(depreciation) from investments                                        145,748
                                                                                              ------------
Net Assets                                                                                    $ 13,670,643
                                                                                              ============

  Outstanding shares of Beneficial Interest:Service Class                                        1,317,748
  Offering and redemption price per share                                                     $      10.37
                                                                                              ============


Statement of Operations
                                                                                 For the year ended February 29, 2000
Investment Income:
    Investment Income allocated from corresponding Master Portfolio
    Interest income                                                                              $   171,888
    Dividend income                                                                                   33,186
    Expenses (Note 3)                                                                                (30,006)
                                                                                                 -----------
       Net Investment Income allocated from corresponding Master Portfolio                           175,068

Expenses:(Note 3)
Offering expense                                                                 26,381
Fund accounting fees                                                             14,324
12b-1 fees                                                                       13,578
Shareholder services expense                                                     13,578
Audit expense                                                                    12,128
Printing expense                                                                 11,877
Administration expense                                                           10,862
Legal expense                                                                    10,801
Investment advisory fees                                                          8,147
Transfer agent fees                                                               4,248
Other                                                                             3,338
Custodian fees                                                                    1,086

Total expenses before waivers/reimbursements
    Less expenses waived/reimbursed                                                                  130,348
                                                                                                     (78,887)
    Net Expenses                                                                                 -----------
                                                                                                      51,461
Net Investment Income                                                                            -----------
                                                                                                     123,607
                                                                                                 -----------
Realized and Unrealized Gains/(Losses) on Investments
    allocated from corresponding Master Portfolio:
Net realized gains/(losses) on investment
    transactions                                                                                      37,272
Net change in unrealized appreciation/(depreciation) of
    investments                                                                                      213,016
                                                                                                 -----------
Net realized and unrealized gains/(losses) on
    investments                                                                                      250,288
                                                                                                 -----------
Increase/(Decrease) in Net Assets Resulting from
    Operations                                                                                   $   373,895
                                                                                                 ===========

                       See notes to financial statements

   NestEgg Funds
   NestEgg 2010 Fund

   Statements of Changes in Net Assets

                                                                                    For the                  For the
                                                                                   year ended           period ended (a)
                                                                                  February 29,            February 28,
                                                                                      2000                    1999
                                                                               ------------------      --------------------
   From Investment Activities:
   Operations:
     Net investment income/(loss)                                                    $    123,607             $      8,054
     Net realized gains/(losses) on investment transactions                                37,272                   (2,987)
     Net change in unrealized appreciation/(depreciation) from investments                213,016                  (67,268)
                                                                               ------------------      -------------------
   Change in net assets resulting from operations                                         373,895                  (62,201)
                                                                               ------------------      -------------------

   Distributions to Shareholders:
     From net investment income                                                          (126,338)                       -
     From net realized gains on investment transactions                                   (13,981)                       -
                                                                               ------------------      -------------------
   Change in net assets from shareholder distributions                                   (140,319)                       -
   Capital Share Transactions:
     Proceeds from shares issued                                                       14,259,858                3,316,827
     Dividends reinvested                                                                 124,490                        -
     Cost of shares redeemed                                                           (3,676,143)                (525,764)
                                                                               ------------------      -------------------
   Change in net assets from capital share transactions                                10,708,205                2,791,063
                                                                               ------------------      -------------------

   Change in net assets                                                                10,941,781                2,728,862

   Net Assets:
     Beginning of period                                                                2,728,862                        -
                                                                               ------------------      -------------------
     End of period                                                                   $ 13,670,643             $  2,728,862
                                                                               ==================      ===================

   Share Transactions:
     Issued                                                                             1,382,223                  328,084
     Reinvested                                                                            12,080                        -
     Redeemed                                                                            (351,592)                 (53,047)
                                                                               -------------------     --------------------
     Change in shares                                                                   1,042,711                  275,037
                                                                               ===================     ====================

   (a) The Fund commenced operations on January 4, 1999


                       See notes to financial statements

   NestEgg Funds
   NestEgg 2010 Fund

   Financial Highlights, Service Shares

                                                                            For the                       For the
                                                                           year ended                period ended (a)
                                                                          February 29,                 February 28,
                                                                              2000                         1999
                                                                      --------------------         ---------------------
   Net Asset Value, Beginning of Period                                         $     9.92                    $    10.00
                                                                      --------------------         ---------------------
   Investment Activities
     Net investment income                                                            0.21                          0.03
     Net realized and unrealized gains on investments                                 0.50                         (0.11)
                                                                      --------------------         ---------------------
     Total from Investment Activities                                                 0.71                         (0.08)
                                                                      --------------------         ---------------------
   Distributions
     Net investment income                                                           (0.24)                            -
     Net realized gains on investment transactions                                   (0.02)                            -
                                                                      --------------------         ---------------------
     Total Distributions                                                             (0.26)                            -
                                                                      --------------------         ---------------------

   Net Asset Value, End of Period                                               $    10.37                    $     9.92
                                                                      ====================         =====================
   Total Return (excludes sales charge)                                               7.24%                        (0.80%)(b)
   Ratios/Supplementary Data:
   Net Assets at end of period (000)                                            $   13,671                    $    2,729
   Ratio of expenses to average net assets                                            1.50%                         1.29% (c)
   Ratio of net investment income to average net assets                               2.27%                         2.46% (c)
   Ratio of expenses to average net assets*                                           2.94%                         8.26% (c)
   Portfolio Turnover Rate                                                              49% (d)                       38% (d)

   * During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
   (a) The Fund commenced operations on January 4, 1999.
   (b) Not annualized.
   (c) Annualized.
   (d) Portfolio turnover rate represents that of the Master Portfolio.


                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Statement of Assets and Liabilities

                                                                                February 29, 2000
Assets:
Investment in the LifePath 2020 Master Portfolio at value (Note 1)                $    18,936,563
Receivable from Intrust Bank, N.A.                                                          8,103
Receivable for capital shares sold                                                         18,394
                                                                                -----------------
    Total Assets                                                                       18,963,060

Liabilities:
Accrued expenses and other payables:
Payable from capital shares redeemed                                     71,908
    Other payables and accrued expenses                                  60,989
                                                                   ------------
    Total Liabilities                                                                     132,897
                                                                                -----------------

Net Assets consist of:
Paid in Capital                                                                   $    18,408,752
Accumulated undistributed (distributions in excess of)
    net investment income/(loss)                                                            3,374
Accumulated undistributed net realized gains/(losses) on
    investment transactions                                                                29,659
Net unrealized appreciation/(depreciation) from investments                               388,378
                                                                                -----------------
Net Assets                                                                        $    18,830,163
                                                                                =================

    Outstanding shares of Beneficial Interest: Service Class                            1,750,307
    Offering and redemption price per share                                       $         10.76
                                                                                =================

Statement of Operations

                                                        For the year ended February 29, 2000
Investment Income:
    Investment Income allocated from corresponding Master Portfolio
    Interest income                                                                $ 196,150
    Dividend income                                                                   92,418
    Expenses (Note 3)                                                                (56,755)
                                                                                 -----------
       Net Investment Income allocated from corresponding Master Portfolio           231,813

Expenses: (Note 3)
Offering expense                                                         72,545
Audit expense                                                            45,040
Other                                                                    37,666
Printing expense                                                         30,680
Shareholder services expense                                             25,780
12b-1 fees                                                               25,780
Legal expense                                                            23,042
Administration fees                                                      20,624
Investment advisory fees                                                 15,468
Transfer agent fees                                                       2,452
Custodian fees                                                            2,062
                                                                       --------

Total expenses before waivers/reimbursements                                         301,139
    Less expenses waived/reimbursed                                                 (203,844)
                                                                                 -----------

    Net Expenses                                                                      97,295
                                                                                 -----------

Net Investment Income                                                                134,518
                                                                                 -----------

Realized and Unrealized Gains/(Losses) on Investments
    allocated from corresponding Master Portfolio:
Net realized gains/(losses) on investment
    transactions                                                                      96,860
Net change in unrealized appreciation/(depreciation) of
    investments                                                                      583,511
                                                                                 -----------
Net realized and unrealized gains/(losses) on
    investments                                                                      680,371
                                                                                 -----------
Increase/(Decrease) in Net Assets Resulting from
    Operations                                                                     $ 814,889
                                                                                 ===========


                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Statements of Changes in Net Assets

                                                                                        For the              For the
                                                                                       year ended         period ended (a)
                                                                                      February 29,          February 28,
                                                                                          2000                 1999
                                                                                      --------------      ----------------
From Investment Activities:
Operations:
  Net investment income/(loss)                                                        $      134,518      $       7,304
  Net realized gains/(losses) on investment transactions                                      96,860             (8,509)
  Net change in unrealized appreciation/(depreciation) from investments                      583,511           (195,133)
                                                                                      --------------      -------------
Change in net assets resulting from operations                                               814,889           (196,338)
                                                                                      --------------      -------------
Distributions to Shareholders:
  From net investment income                                                                (138,448)                 -
  From net realized gains on investment transactions                                         (58,692)                 -
                                                                                      --------------      -------------
Change in net assets from shareholder distributions                                         (197,140)                 -

Capital Share Transactions:
  Proceeds from shares issued                                                             15,201,419          7,457,828
  Dividends reinvested                                                                       141,970                  -
  Cost of shares redeemed                                                                 (4,279,806)          (112,659)
                                                                                      --------------      -------------
Change in net assets from capital share transactions                                      11,063,583          7,345,169
                                                                                      --------------      -------------

Change in net assets                                                                      11,681,332          7,148,831

Net Assets:
  Beginning of period                                                                      7,148,831                  -
                                                                                      --------------      -------------
  End of period                                                                       $   18,830,163      $   7,148,831
                                                                                      ==============      =============

Share Transactions:
  Issued                                                                                   1,420,302            731,007
  Reinvested                                                                                  13,390                  -
  Redeemed                                                                                  (403,094)           (11,298)
                                                                                      --------------      -------------
  Change in shares                                                                         1,030,598            719,709
                                                                                      ==============      =============

(a) The Fund commenced operations on January 4, 1999

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Financial Highlights, Service Shares

                                                                            For the                 For the
                                                                           year ended          period ended (a)
                                                                          February 29,           February 28,
                                                                              2000                   1999
                                                                         -------------        ------------------
Net Asset Value, Beginning of Period                                      $       9.93         $           10.00
                                                                         -------------        ------------------
Investment Activities
  Net investment income                                                           0.07  (e)                 0.01
  Net realized and unrealized gains on investments                                0.94                     (0.08)
                                                                         -------------        ------------------
  Total from Investment Activities                                                1.01                     (0.07)
                                                                         -------------        ------------------
Distributions
  Net investment income                                                          (0.13)                        -
  Net realized gains on investment transactions                                  (0.05)                        -
                                                                         -------------        ------------------
  Total Distributions                                                            (0.18)                        -
                                                                         -------------        ------------------
Net Asset Value, End of Period                                            $      10.76         $            9.93
                                                                         =============        ==================
Total Return (excludes sales charge)                                             10.20%                    (0.70%)(b)


Ratios/Supplementary Data:
Net Assets at end of period (000)                                         $     18,830         $           7,149
Ratio of expenses to average net assets                                           1.50%                     1.69% (c)
Ratio of net investment income to average net assets                              1.30%                     0.81% (c)
Ratio of expenses to average net assets*                                          3.47%                     5.69% (c)
Portfolio Turnvover Rate                                                            43% (d)                   36% (d)

*During the period, certain fees were contractually reduced and/or reimbursements. If such fee reductions and/or reimbursements ad not occurred, the ratio would have been as indicated
** The amount is less than $0.005
(a) The Fund commenced operations on January 4, 1999.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the Master Portfolio.
(e) Per share net investment income has been calculated using the daily average share method.

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------

                                                               February 29, 2000

Assets:
Investment in the LifePath 2030 Master Portfolio at value             $7,371,230
Receivable for capital shares sold                                        11,116
Receivable for Intrust Bank, N.A.                                          6,940
                                                                      ----------
 Total Assets                                                          7,389,286

Liabilities:
Accrued expenses and other payables:
 Other payables and accrued expenses                                      18,197
                                                                      ----------
 Total Liabilities                                                        18,197
                                                                      ----------

Net Assets consist of:
Paid in Capital                                                       $7,122,327
Accumulated undistributed (distributions in excess of)
 net investment income/(loss)                                              1,276
Accumulated undistributed net realized gains/(losses) on
 investment transactions                                                   6,976
Net unrealized appreciation/(depreciation) from investments              240,511
                                                                      ----------
Net Assets                                                            $7,371,090
                                                                      ==========

 Outstanding shares of Beneficial Interest: Service Class                668,752
 Offering and redemption price per share                              $    11.02
                                                                      ==========

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
                                            For the year ended February 29, 2000

Investment Income:
  Investment Income allocated from corresponding
   Master Portfolio
  Interest income                                                     $  43,525
  Dividend income                                                        39,891
  Expenses (Note 3)                                                     (20,781)
                                                                      ---------
     Net Investment Income allocated from corresponding
      Master Portfolio                                                   62,635

Expenses:(Note 3)
Fund accounting fees                                                      9,469
Offering expense                                                         10,739
Shareholder services expense                                              9,403
12b-1 fees                                                                9,403
Administration expense                                                    7,523
Printing expense                                                          6,984
Audit expense                                                             6,842
Investment advisory fees                                                  5,642
Legal expense                                                             4,782
Other                                                                       785
Custodian fees                                                              752
Transfer agent fees                                                         452
                                                                      ---------

Total expenses before waivers/reimbursements                             72,776
  Less expenses waived/reimbursed                                       (37,427)
                                                                      ---------

  Net Expenses                                                           35,349
                                                                      ---------
Net Investment Income                                                    27,286
                                                                      ---------

Realized and Unrealized Gains/(Losses) on Investments
  allocated from corresponding Master Portfolio:
Net realized gains/(losses) on investment
  transactions                                                           33,841
Net change in unrealized appreciation/(depreciation) of
  investments                                                           269,183
                                                                      ---------
Net realized and unrealized gains/(losses) on
  investments                                                           303,024
                                                                      ---------
Increase/(Decrease) in Net Assets Resulting from
  Operations                                                          $ 330,310
                                                                      =========

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Statements of Changes in Net Assets

                                                                                   For the               For the
                                                                                  year ended         period ended (a)
                                                                                 February 29,          February 28,
                                                                                     2000                  1999
                                                                                 ------------        ----------------
From Investment Activities:
Operations:
   Net investment income/(loss)                                                   $    27,286         $           433
   Net realized gains/(losses) on investment transactions                              33,841                    (910)
   Net change in unrealized appreciation/(depreciation) from investments              269,183                 (28,672)
                                                                                 ------------        ----------------
Change in net assets resulting from operations                                        330,310                 (29,149)
                                                                                 ------------        ----------------

Distributions to Shareholders:
   From net investment income                                                         (26,444)                      -
   From net realized gains on investment transactions                                 (25,954)                      -
                                                                                 ------------        ----------------
Change in net assets from shareholder distributions                                   (52,398)                      -

Capital Share Transactions:
   Proceeds from shares issued                                                      6,838,796               1,327,190
   Dividends reinvested                                                                30,694                       -
   Cost of shares redeemed                                                           (974,353)               (100,000)
                                                                                 ------------        ----------------
Change in net assets from capital share transactions                                5,895,137               1,227,190
                                                                                 ------------        ----------------

Change in net assets                                                                6,173,049               1,198,041

Net Assets:
   Beginning of period                                                              1,198,041                       -
                                                                                 ------------        ----------------
   End of period                                                                  $ 7,371,090         $     1,198,041
                                                                                 ============        ================

Share Transactions:
   Issued                                                                             635,490                 130,886
   Reinvested                                                                           2,833                       -
   Redeemed                                                                           (90,397)                (10,060)
                                                                                 ------------        ----------------
   Change in shares                                                                   547,926                 120,826
                                                                                 ============        ================

(a) The Fund commenced operations on January 4, 1999

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Financial Highlights, Service Shares

                                                                              For the                     For the
                                                                            year ended                period ended (a)
                                                                            February 29,                February 28,
                                                                               2000                         1999
                                                                            ------------              ----------------
Net Asset Value, Beginning of Period                                          $     9.92                 $       10.00
                                                                            ------------              ----------------
Investment Activities
  Net investment income                                                             0.07                             - **
  Net realized and unrealized gains on investments                                  1.14                         (0.08)
                                                                            ------------              ----------------
  Total from Investment Activities                                                  1.21                         (0.08)
                                                                            ------------              ----------------
Distributions
  Net investment income                                                            (0.06)                            -
  Net realized gains on investment transactions                                    (0.05)                            -
                                                                            ------------              ----------------
  Total Distributions                                                              (0.11)                            -
                                                                            ------------              ----------------
Net Asset Value, End of Period                                                $    11.02                 $        9.92
                                                                            ============              ================
Total Return (excludes sales charge)                                               12.28%                        (0.80%)(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)                                             $    7,371                 $       1,198
Ratio of expenses to average net assets                                             1.49%                         1.50% (c)
Ratio of net investment income to average net assets                                0.72%                         0.40% (c)
Ratio of expenses to average net assets*                                            2.48%                        17.19% (c)
Portfolio Turnover Rate                                                               26%(d)                        19% (d)

* During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
** The amount is less than $0.005
(a) The Fund commenced operations on January 4, 1999.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the Master Portfolio.

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statement of Assets and Liabilities

                                                                                  February 29, 2000
Assets:
Investment in the LifePath 2040 Master Portfolio at value (Note 1)                      $ 8,025,401
Receivable from Intrust Bank, N.A.                                                            3,622
Receivable for capital shares sold                                                           13,646
                                                                                        -----------
  Total Assets                                                                            8,042,669

Liabilities:
Accrued expenses and other payables:
  Other payables and accrued expenses                                 14,590
                                                                      ------
  Total Liabilities                                                                          14,590
                                                                                        -----------

Net Assets consist of:
Paid in Capital                                                                         $ 7,768,893
Accumulated undistributed (distributions in excess of) net
  investment income/(loss)                                                                   (3,780)
Accumulated undistributed net realized gains/(losses) on
  investment transactions                                                                    19,772
Net unrealized appreciation/(depreciation) from investments                                 243,194
                                                                                        -----------
Net Assets                                                                              $ 8,028,079
                                                                                        ===========

  Outstanding shares of Beneficial Interest: Service Class                                  703,226
  Offering and redemption price per share                                               $     11.42
                                                                                        ===========

Statement of Operations

                                                                                         For the year ended February 29, 2000
Investment Income:
    Investment Income allocated from corresponding Master Portfolio
    Interest income                                                                                                 $   9,980
    Dividend income                                                                                                    47,062
    Expenses (Note 3)                                                                                                 (22,004)
                                                                                                                    ---------
       Net Investment Income allocated from corresponding Master Portfolio                                             35,038

Expenses:(Note 3)
Fund accounting fees                                                           8,934
Shareholder services expense                                                   9,935
12b-1 fees                                                                     9,935
Offering expense                                                               9,540
Administration expense                                                         7,948
Audit expense                                                                  6,488
Investment advisory fees                                                       5,961
Printing expense                                                               5,548
Legal expense                                                                  4,248
Other                                                                            791
Custodian fees                                                                   795
Transfer agent fees                                                              452
                                                                               -----

Total expenses before waivers/reimbursements                                                                           70,575
    Less expenses waived/reimbursed                                                                                   (33,530)
                                                                                                                    ---------
    Net Expenses                                                                                                       37,045
                                                                                                                    ---------
Net Investment Income                                                                                                  (2,007)
                                                                                                                    ---------

Realized and Unrealized Gains/(Losses) on Investments allocated from corresponding Master Portfolio:
Net realized gains/(losses) on investment transactions                                                                 47,235
Net change in unrealized appreciation/(depreciation) of investments                                                   266,785
                                                                                                                    ---------
Net realized and unrealized gains/(losses) on investments                                                             314,020
                                                                                                                    ---------
Increase/(Decrease) in Net Assets Resulting from Operations                                                         $ 312,013
                                                                                                                    =========

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statements of Changes in Net Assets

                                                                                          For the                     For the
                                                                                         year ended              period ended (a)
                                                                                        February 29,               February 28,
                                                                                            2000                       1999
                                                                                     ---------------             ----------------
From Investment Activities:
Operations:
    Net investment income/(loss)                                                      $       (2,007)             $          (653)
    Net realized gains/(losses) on investment transactions                                    47,235                         (523)
    Net change in unrealized appreciation/(depreciation) from investments                    266,785                      (23,591)
                                                                                     ---------------             ----------------
Change in net assets resulting from operations                                               312,013                      (24,767)
                                                                                     ---------------             ----------------

Distributions to Shareholders:
    In excess of net investment income                                                        (1,120)                           -
    From net realized gains on investment transactions                                       (26,940)                           -
                                                                                     ---------------             ----------------
Change in net assets from shareholder distributions                                          (28,060)                           -

Capital Share Transactions:
    Proceeds from shares issued                                                            8,336,003                      900,465
    Dividends reinvested                                                                       7,430                            -
    Cost of shares redeemed                                                               (1,475,005)                           -
                                                                                     ---------------             ----------------
Change in net assets from capital share transactions                                       6,868,428                      900,465
                                                                                     ---------------             ----------------

Change in net assets                                                                       7,152,381                      875,698

Net Assets:
    Beginning of period                                                                      875,698                            -
                                                                                     ---------------             ----------------
    End of period                                                                     $    8,028,079              $       875,698
                                                                                     ===============             ================

Share Transactions:
    Issued                                                                                   745,065                       88,031
    Reinvested                                                                                   662                            -
    Redeemed                                                                                (130,532)                           -
                                                                                   -----------------             ----------------
    Change in shares                                                                         615,195                       88,031
                                                                                   =================             ================

(a) The Fund commenced operations on January 4, 1999

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Financial Highlights, Service Shares

                                                                    For the                For the
                                                                  year ended          period ended (a)
                                                                  February 29,          February 28,
                                                                      2000                 1999
                                                                 -------------        ----------------
Net Asset Value, Beginning of Period                              $       9.95          $        10.00
                                                                 -------------        ----------------
Investment Activities
  Net investment (loss)                                                      -  **               (0.01)
  Net realized and unrealized gains on investments                        1.52                   (0.04)
                                                                 -------------        ----------------
  Total from Investment Activities                                        1.52                   (0.05)
                                                                 -------------        ----------------
Distributions
  In excess of net investment income                                     (0.01)                      -
  Net realized gains on investment transactions                          (0.04)                      -
                                                                 -------------        ----------------
  Total Distributions                                                    (0.05)                      -
                                                                 -------------        ----------------
Net Asset Value, End of Period                                    $      11.42          $         9.95
                                                                 =============        ================

Total Return (excludes sales charge)                                     15.36% (b)              (0.50%)(b)
Ratios/Supplementary Data: Net Assets at end of period (000)      $      8,028          $          876
Ratio of expenses to average net assets                                   1.48% (c)               1.50% (c)
Ratio of net investment income to average net assets                     (0.05%)(c)              (0.51%)(c)
Ratio of expenses to average net assets*                                  2.32% (c)              14.00% (c)
Portfolio Turnover Rate                                                     29% (d)                 19% (d) *

*During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had to occurred, the ratio would have been as indicated.
**The amount is less than $.005
(a) The Fund commenced operations on January 4, 1999
(b) Not annualized.
(c) Annualized.
(d) The portfolio turnover represents that of the Master Portfolio.

                      See notes to financial statements.

                      This page intentionally left blank

NestEgg Funds
Notes to Financial Statements
February 29, 2000
================================================================================

1. Organization:

Effective March 1, 2000, The INTRUST Funds Trust changed its name to the American Independence Funds (the "Trust"). The Trust was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers eleven diversified series, including the NestEgg Funds. The accompanying financial statements and financial highlights are those of the NestEgg 2000 Fund, the NestEgg 2010 Fund, the NestEgg 2020 Fund, the NestEgg 2030 Fund, and the NestEgg 2040 Fund (individually a "Fund", collectively the "NestEgg Funds"). The NestEgg Funds have a December 31 tax year end.

Each NestEgg Fund seeks to provide long-term investors with an asset allocation strategy designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The Funds' investment objectives are as follows:

    Fund                Objective
    ----                ---------
NestEgg 2000 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2000.

NestEgg 2010 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2010.

NestEgg 2020 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2020.

NestEgg 2030 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2030.,

NestEgg 2040 Fund   Managed for investors planning to retire (or begin to
                    withdraw substantial portions of their investment) approximately in the year 2040.

Each NestEgg Fund seeks to achieve its objective by investing its investable assets in a corresponding portfolio (each a "Master Portfolio"): LifePath Income Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, and LifePath 2040 Master Portfolio. Each Master Portfolio has a substantially similar investment objective as the corresponding NestEgg Fund. Each Fund's investment in its corresponding Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. The percentage of the corresponding LifePath Master Portfolios owned by each Fund as of February 29, 2000 was approximately 6.24% for NestEgg 2000; 5.96% for NestEgg 2010; 4.81% for NestEgg 2020; 2.71% for NestEgg 2030; and 1.49% for NestEgg 2040. The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the NestEgg Funds' financial statements.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the NestEgg Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

NestEgg Funds
Notes to Financial Statements
February 29, 2000
================================================================================


Security Valuation

Valuation of securities held by the Master Portfolios is discussed in the notes to the Master Portfolios' financial statements included elsewhere in this report.

Investment income and expenses

The NestEgg Funds record daily their proportionate share of the Master Portfolios' income, expenses, realized and unrealized gains and losses. In addition, the Funds accrue their own expenses.

Distributions to Shareholders

The NestEgg Funds declare and pay dividends from net investment income quarterly. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

At February 29, 2000, the NestEgg 2000 fund had net capital loss carryforwards in the amount of $2,517 which will be available through 2007 to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

3. Investment Advisory, Administration, and Distribution Agreements:

The Trust and INTRUST Financial Services, Inc. (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee up to 0.15% of the average daily net assets of each NestEgg Fund when the Fund invests all of its investable assets in a Master Portfolio or another investment company. This fee is computed daily and paid monthly. The investment advisory agreement for the NestEgg Funds also provides for an investment advisory fee up to 1.25% of the average daily net assets of the Fund if the Fund does not invest all of its assets in the Master Portfolio or another investment company. Investment advisory fees of 0.55% are paid at the Master Portfolio level.

NestEgg Funds
Notes to Financial Statements
February 29, 2000
================================================================================


The Funds and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% of each NestEgg Funds' average daily net assets.

The Funds and BISYS Fund Services (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each fund is subject to a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plan, the Fund will pay the Distributor up to an annual rate of 0.25% of the average daily net assets of the Service Class shares of the Funds and 0.75% of the average daily net assets of the Premium Class shares of the Funds.

Other financial organizations ("Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organizations has a servicing relationship.

Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios.

For the year ended February 29, 2000, the Adviser reimbursed the following amounts:

                             NestEgg     NestEgg      NestEgg      NestEgg     NestEgg
                              2000        2010          2020         2030        2040
                              Fund        Fund          Fund         Fund        Fund
                              ----        ----          ----         ----        ----
Reimbursed Expenses          $27,577     $39,435      $127,623     $10,664      $5,676

Additional information regarding fees waived for the period ended February 29, 2000 is as follows:

                                          NestEgg     NestEgg      NestEgg      NestEgg      NestEgg
                                           2000         2010         2020         2030         2040
                                           Fund         Fund         Fund         Fund         Fund
                                           ----         ----         ----         ----         ----
Shareholder Services Fees Waived           $7,366     $13,578      $25,780       $9,403       $9,935
12b-1 Fees Waived                           7,366      13,578       25,780        9,403        9,935
Investment Advisory Fees Waived             4,419       8,147       15,468        5,642        5,961
Administration Fees Waived                  1,780       3,063        7,131        1,563        1,228
Custodian Fees Waived                         589       1,086        2,062          752          795

4. Shares of Beneficial Interest:

Currently, shares of the Funds are offered through two classes: Service and Premium. As of and for the period ended February 29, 2000, no shareholders were in the Premium class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

The Funds are authorized to issue 100 million shares of $.001 par value capital stock.

NestEgg Funds
Notes to Financial Statements
February 29, 2000
================================================================================


5.  Federal Income Tax Information (unaudited)

During the fiscal year ended February 29, 2000, the NestEgg Funds declared long term capital gain (20%) distributions in the following amounts:


NestEgg 2000.........................................................  $     -
NestEgg 2010.........................................................   13,982
NestEgg 2020..........................................................  58,692
NestEgg 2030..........................................................  25,955
NestEgg 2040..........................................................  26,942

                         Independent Auditors' Report


To the Shareholders and Board of Trustees
American Independence Funds Trust:

We have audited the accompanying statements of assets and liabilities of NestEgg 2000 Fund, NestEgg 2010 Fund, NestEgg 2020 Fund, NestEgg 2030 Fund and NestEgg 2040 Fund (five of the series comprising the American Independence Funds Trust (formerly INTRUST Funds Trust)) as of February 29, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year ended February 29, 2000 and for the period from January 4, 2000 (commencement of operations) to February 28, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of NestEgg 2000 Fund, NestEgg 2010 Fund, NestEgg 2020 Fund, NestEgg 2030 Fund and NestEgg 2040 Fund as of February 29, 2000, the results of their operations, the changes in their net assets and financial highlights for the periods indicated above in conformity with generally accepted accounted principles.


                                             /s/ KPMG LLP

San Francisco, California
April 7, 2000

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                       LifePath Income      LifePath 2010    LifePath 2020      LifePath 2030      LifePath 2040
                                      ------------------   ---------------   ---------------  ------------------ ------------------
                                      Shares       Value   Shares    Value   Shares    Value  Shares     Value   Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Percent of Net Assets                              21.04%           44.20%             67.34%             82.62%             98.73%

U.S. COMMON STOCKS
Percent of Net Assets                              14.60%           33.69%             52.10%             63.00%             77.80%

ADVERTISING
Percent of Net Assets                               0.03%            0.06%              0.12%              0.14%              0.19%
APAC Customer Services Inc.             +  100    $  793    176   $ 1,391     451  $   3,574     457    $ 3,620     630  $   4,995
Golden Books Family Entertainment Inc.       1         1      0        --       2          2       1          1       0         --
Harte-Hanks Inc.                           100     2,181    328     7,154     852     18,584     782     17,057   2,520     54,967
Interpublic Group of Companies Inc.         66     2,652  1,298    52,163   3,690    148,292   2,936    117,991   8,200    329,538
Lamar Advertising Co.                   +    0        --      0        --     100      4,356     100      4,356     200      8,712
Omnicom Group Inc.                         211    19,874    615    57,925   2,415    227,463   1,945    183,195   5,256    495,049
R.H. Donnelley Corp.                    +   36       607    252     4,253     550      9,281     489      8,252   1,320     22,275
Snyder Communications Inc.              +    0        --    252     6,111     514     12,464     525     12,731   1,313     31,840
TMP Worldwide Inc.                      +    0        --      0        --     100     13,594     100     13,594     100     13,594
Ventiv Health Inc.                      +    0        --    150     1,200     170      1,360     141      1,128     371      2,968
Young & Rubicam Inc.                       100     5,050     64     3,232     738     37,269     246     12,423   1,483     74,891
                                                 -------          -------          ---------          ---------          ---------
                                                  31,158          133,429            476,239            374,348          1,038,829
AEROSPACE / DEFENSE
Percent of Net Assets                               0.13%            0.36%              0.56%              0.68%              0.76%
Boeing Co.                                 692    25,517  6,477   238,839  16,828    620,533  14,272    526,280  30,395  1,120,816
Cordant Technologies Inc.                  232     7,511    240     7,770     768     24,864     621     20,105   1,866     60,412
Gencorp Inc.                                 0        --      0        --     425      3,320       0         --       0         --
General Dynamics Corp.                     206     8,909  1,337    57,825   3,314    143,330   2,696    116,602   6,137    265,425
Goodrich (B.F.) Co.                         82     1,963    735    17,594   1,884     45,098   1,409     33,728   3,479     83,279
Honeywell International Inc.               679    32,677  4,895   235,572  13,509    650,121  11,265    542,128  25,215  1,213,472
Howmet International Inc.               +    0        --     76     1,392     251      4,596      68      1,245     695     12,727
Litton Industries Inc.                  +  201     6,017    143     4,281     521     15,597     696     20,836   1,736     51,971
Lockheed Martin Corp.                      110     1,918  2,443    42,600   6,530    113,867   5,486     95,662  12,034    209,843
Northrop Grumman Corp.                     129     5,861    429    19,493   1,123     51,026     849     38,576   2,008     91,239
Primex Technologies Inc.                    94     1,974     98     2,058     188      3,948     152      3,192     222      4,662
Raytheon Co. "B"                           174     3,219  2,028    37,518   5,635    104,248   4,693     86,820  10,161    187,978
Sequa Corp. "A"                         +  110     4,077      0        --     120      4,448      91      3,373       0         --
Teledyne Technologies Inc.              +    0        --    179     1,555     458      3,979     410      3,562     802      6,967
United Technologies Corp.                  448    22,820  2,899   147,668   8,148    415,039   6,790    345,866  15,135    770,939
                                                 -------          -------          ---------          ---------          ---------
                                                 122,463          814,165          2,204,014          1,837,975          4,079,730
AGRICULTURE
Percent of Net Assets                               0.00%            0.00%              0.00%              0.00%              0.00%
Delta & Pine Land Co.                        0        --    240     4,305     100      1,794     100      1,794     188      3,372
                                                 -------          -------          ---------          ---------          ---------

AIRLINES
Percent of Net Assets                               0.05%            0.09%             0.14%               0.18%              0.22%
Airtran Holdings Inc.                   +  300     1,228    176       721     450      1,842     278      1,138     719      2,943
AMR Corp.                               +  134     7,085  1,067    56,418   2,909    153,813   2,422    128,063   5,639    298,162
Continental Airlines Inc. "B"           +  300     9,487    328    10,373   1,027     32,479   1,050     33,206   2,761     87,317
Delta Air Lines Inc.                       142     6,479    953    43,481   2,526    115,249   2,085     95,128   4,715    215,122
Northwest Airlines Corp. "A"            +  100     1,725    516     8,901   1,052     18,147   1,786     30,808   3,910     67,447
Southwest Airlines Co.                     163     3,005  3,037    55,995   8,396    154,801   6,950    128,141  16,606    306,173
UAL Corp.                               +  300    14,625    504    24,570   1,152     56,160     871     42,461   3,191    155,561
US Airways Group Inc.                   +   13       243    418     7,811   1,148     21,453     955     17,847   2,302     43,019
                                                 -------          -------          ---------          ---------          ---------
                                                  43,877          208,270            553,944            476,792          1,175,744
APPAREL
Percent of Net Assets                               0.03%            0.06%              0.09%              0.11%              0.11%
Burlington Industries Inc.              +  729     2,050    419     1,178   1,096      3,082     769      2,163   1,880      5,288
Fruit of the Loom Ltd. "A"              +  187       280    570       855   1,347      2,020     936      1,404   2,118      3,177
Hartmarx Corp.                          +   81       258    202       644     441      1,406     416      1,326     646      2,059
Jones Apparel Group Inc.                +  300     6,787  1,000    22,625   1,984     44,888   1,964     44,435   4,263     96,450
Liz Claiborne Inc.                          81     3,032    455    17,034     859     32,159     789     29,538   1,858     69,559
Nike Inc. "B"                              193     5,488  1,886    53,633   4,884    138,889   4,076    115,911   8,387    238,505
Oshkosh B'gosh Inc. "A"                     52       988     86     1,634     400      7,600     152      2,888     392      7,448
Phillips-Van Heusen Corporation              0        --      0        --     359      2,491     259      1,797       0         --
Reebok International Ltd.               +    0        --    309     2,472     996      7,968     793      6,344   1,424     11,392
Russell Corp.                                0        --    283     3,909     537      7,417     606      8,370     726     10,028
Stride Rite Corp.                           63       346    330     1,815     883      4,856     731      4,020   1,381      7,596
Unifi Inc.                              +  168     1,606    892     8,530   1,674     16,008   1,512     14,458   3,350     32,034
VF Corp.                                   120     2,963    756    18,664   2,069     51,078   1,686     41,623   3,741     92,356
Warnaco Group Inc. "A"                     100     1,087    892     9,700   1,502     16,334   1,239     13,474   2,926     31,820
                                                 -------          -------          ---------          ---------          ---------
                                                  24,885          142,693            336,196            287,751            607,712

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                         LifePath Income     LifePath 2010      LifePath 2020     LifePath 2030      LifePath 2040
                                       ------------------ ------------------ ------------------- ----------------  -----------------
                                         Shares    Value  Shares      Value  Shares       Value  Shares     Value  Shares    Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
AUTO MANUFACTURERS
Percent of Net Assets                               0.09%              0.31%              0.46%                    0.56%       0.61%
Ford Motor Co.                              961  $40,002   8,317  $ 346,195  21,002  $ 874,208  17,768 $ 739,593 38,500  $1,602,563
General Motors Corp. "A"                    451   34,304   4,242    322,657  10,967    834,177   9,319   708,826 20,425   1,553,577
Navistar International Corp.            +   124    4,061     456     14,934     977     31,997     834    27,314  1,914      62,683
Paccar Inc.                                  93    4,005     552     23,771   1,213     52,235     998    42,976  2,263      97,450
                                                 -------          ---------          ---------         ---------         ----------
                                                  82,372            707,557          1,792,617         1,518,709          3,316,273
AUTO PARTS & EQUIPMENT
Percent of Net Assets                               0.06%             0.09%              0.13%             0.17%               0.19%
Autoliv Inc.                                444   12,099   1,043     28,422   1,901     51,802   1,515    41,284  5,697     155,243
Bandag Inc.                                   0       --      88      2,068     175      4,112      89     2,091    265       6,227
Bandag Inc. "A"                             100    2,137      88      1,881     175      3,741     179     3,826    353       7,545
Breed Technologies Inc.                 +     0       --       0         --       0         --       0        --     89          61
Collins & Aikman Corp.                        0       --       0         --       0         --       0        --    453       2,293
Cooper Tire & Rubber Co.                     65      703     514      5,558     981     10,607     998    10,791  2,047      22,133
Dana Corp.                                  209    4,454   1,181     25,170   2,710     57,757   2,343    49,935  4,872     103,835
Delphi Automotive Systems                   221    3,688   2,991     49,912   9,445    157,613   7,748   129,295 17,358     289,662
Federal-Mogul Corp.                         296    4,033     516      7,030     811     11,050   1,237    16,854  2,920      39,785
Goodyear Tire & Rubber Co.                  237    5,377     925     20,986   2,708     61,438   2,397    54,382  4,936     111,986
Lear Corp.                              +   200    4,225     516     10,900   1,027     21,695   1,061    22,414  2,673      56,467
Meritor Automotive Inc.                     170    2,380   1,094     15,316   1,868     26,152   1,914    26,796  3,930      55,020
OEA Inc.                                +     0       --       0         --     270      1,839     299     2,037      0          --
Strattec Security Corp.                 +    10      332      25        831      63      2,095      44     1,463      0          --
Superior Industries International Inc.      322    7,688     229      5,467     398      9,502     296     7,067    450      10,744
Tenneco Automotive Inc.                       0       --     233      1,718     580      4,278     486     3,584    954       7,036
TRW Inc.                                    121    5,808     715     34,320   2,075     99,600   1,695    81,360  3,753     180,144
                                                 -------           --------           --------          --------         ----------
                                                  52,924            209,579            523,281           453,179          1,048,181
BANKS
Percent of Net Assets                               0.71%             1.81%              2.63%             3.27%               3.79%
Amsouth Bancorp                             495    7,177   4,029     58,420   7,113    103,138   6,545    94,902 20,130     291,885
Associated Banccorp.                        150    3,797     538     13,618     886     22,427     837    21,187  3,480      88,087
Astoria Financial Corp.                     330    7,858     481     11,454     881     20,979   1,244    29,623  2,847      67,794
BancWest Corporation                        400    6,075     128      1,944     852     12,940     492     7,472  2,096      31,833
Bank of America Corp.                     1,253   57,716  11,136    512,952  29,184  1,344,288  24,467 1,127,011 54,592   2,514,644
Bank of New York Co. Inc.                   478   15,923   4,689    156,202  12,470    415,407  10,671   355,478 23,311     776,548
Bank One Corp.                              965   24,912   7,413    191,348  19,896    513,566  16,497   425,829 36,387     939,240
BB&T Corp.                                  200    4,700   1,749     41,101   5,774    135,689   4,667   109,674 10,619     249,546
CCB Financial Corp.                         200    7,425     152      5,643     601     22,312     514    19,082  1,578      58,583
Centura Banks Inc.                          200    6,750     352     11,880     338     11,407     725    24,469  1,225      41,344
Charter One Financial Inc.                  569    8,962   1,357     21,373   2,771     43,643   2,444    38,493  7,764     122,283
Chase Manhattan Corp.                       658   52,393   5,193    413,493  14,055  1,119,129  11,830   941,964 26,302   2,094,297
City National Corp.                         100    2,756     328      9,040     864     23,814     782    21,554  2,131      58,736
Colonial BancGroup Inc.                     100      887     200      1,775     400      3,550     300     2,662    700       6,212
Comerica Inc.                               194    7,166     872     32,210   2,667     98,512   2,270    83,848  4,734     174,862
Commerce Bancshares Inc.                    263    7,561     606     17,423   1,123     32,286   1,001    28,779  3,633     104,444
Commercial Federal Corp.                      0       --     804     10,402     300      3,881     200     2,587    500       6,469
Compass Bancshares Inc.                     500    8,094     988     15,993   1,956     31,663   2,411    39,028  5,715      92,512
Cullen/Frost Bankers Inc.                     0       --     504     10,836     300      6,450     200     4,300    400       8,600
Dime Bancorp Inc.                           600    7,312   1,220     14,869   2,291     27,922   2,836    34,564  6,583      80,230
Fifth Third Bancorp                         239   12,443   1,762     91,734   5,238    272,703   4,312   224,494  9,648     502,299
First Security Corp.                        841   19,501   1,520     35,245   2,798     64,885   2,504    58,061  9,952     230,756
First Tennessee National Corp.              616   10,626   1,378     23,770   2,502     43,159   2,311    39,865  7,242     124,924
First Union Corp.                           601   17,729   6,093    179,745  16,753    494,214  13,953   411,612 31,252     921,934
First Virginia Banks Inc.                   238    7,497     390     12,285     852     26,838   1,176    37,044  2,941      92,641
Firstar Corp.                               934   16,637   7,864    140,077  16,520    294,262  14,441   257,230 34,721     618,468
FirstMerit Corp.                            200    2,837     804     11,407   1,953     27,708   1,796    25,481  3,633      51,543
FleetBoston Financial Corp.                 554   15,096   5,778    157,450  15,576    424,446  12,886   351,143 28,947     788,806
Fulton Financial Corp.                      100    1,650     777     12,820     300      4,931     300     4,950    500       8,219
Golden State Bancorp Inc.               +   100    1,287     528      6,798     952     12,257     971    12,502  2,308      29,715
Golden West Financial Corp.                 162    4,617   1,400     39,900   2,591     73,843   2,321    66,149  4,883     139,165
Greenpoint Financial Corp.                  400    6,375     880     14,025   1,502     23,938   1,429    22,775  4,893      77,982
Hibernia Corp. "A"                          700    6,344   1,372     12,434   3,005     27,233   3,828    34,691  8,549      77,475
Huntington Bancshares Inc.                  108    2,255   1,424     29,724   3,740     78,073   3,094    64,587  6,677     139,382
IndyMac Mortgage Holdings Inc.              200    2,537     892     11,317   1,778     22,558   1,618    20,528  3,491      44,292
KeyCorp                                     144    2,439   2,513     42,564   7,294    123,542   6,247   105,809 13,649     231,180
Keystone Financial Inc.                     100    1,562     604      9,437   1,315     20,547   1,150    17,969  2,750      42,969
M&T Bank Corp.                                0       --      88     32,472      88     32,472      89    32,841     65      23,985
Marshall & Ilsley Corp.                     458   21,039   1,079     49,567   2,031     93,299   1,860    85,444  5,882     270,204
Mellon Financial Corp.                      184    5,543   3,226     97,183   8,592    258,834   7,414   223,347 15,872     478,144
Mercantile Bankshares Corp.                 254    6,382     723     18,165   1,770     44,471   1,852    46,531  3,939      98,967
Morgan (J.P.) & Company                     116   12,876   1,309    145,299   2,912    323,232   2,655   294,705  5,472     607,392
National City Corp.                         542   10,433   3,622     69,723  10,348    199,199   8,502   163,664 19,148     368,599
National Commerce Bancorp                   300    5,100   1,244     21,148   2,291     38,947   2,243    38,131  4,716      80,172

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                       LifePath Income     LifePath 2010      LifePath 2020      LifePath 2030     LifePath 2040
                                      ----------------   ----------------  ------------------  ----------------  -----------------
                                      Shares   Value     Shares   Value    Shares    Value      Shares  Value     Shares    Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
North Fork Bancorp.                      600  $ 9,825    1,396  $ 22,859    2,454   $ 40,184   3,293  $  53,923    7,422 $  121,535
Northern Trust Corp.                     238   13,447    1,350    76,275    3,762    212,553   3,062    173,003    6,970    393,805
Ocwen Financial Corp.              +       0       --      364     2,161      726      4,311     636      3,776    1,172      6,959
Old Kent Financial Corp.                 233    6,102    1,164    30,482    2,181     57,115   1,993     52,192    5,834    152,778
Old National Bancorp                     569   14,225       72     1,800      565     14,125     195      4,875    1,177     29,433
Pacific Century Financial Corp.          548    8,323      998    15,157    1,702     25,849   1,487     22,584    4,225     64,167
People's Bank                            100    1,994      152     3,033      501      9,996     425      8,480    1,325     26,438
Peoples Heritage Financial Group Inc.    100    1,062    1,044    11,092      400      4,250     300      3,187      700      7,437
PNC Bank Corp.                           219    8,473    1,985    76,795    5,167    199,898   4,076    157,690    9,060    350,509
Provident Financial Group Inc.           100    2,806       64     1,800      326      9,169     246      6,919      972     27,337
Regions Financial Corp.                   70    1,417    1,337    27,074    3,450     69,863   3,105     62,876    6,253    126,623
SouthTrust Corp.                         186    4,266    2,152    49,362    3,237     74,249   3,179     72,918    8,214    188,409
Sovereign Bancorp Inc.                   600    4,350    1,748    12,673    3,719     26,963   3,493     25,324    7,778     56,390
State Street Corp.                       205   14,939      857    62,454    2,727    198,730   2,190    159,596    5,011    365,177
Summit Bancorp                           174    4,165    1,280    30,640    2,897     69,347   2,596     62,142    5,252    125,720
SunTrust Banks Inc.                      338   17,175    2,418   122,865    5,419    275,353   4,507    229,012   10,062    511,275
Synovus Financial Corp.                   97    1,588    1,550    25,381    4,666     76,406   3,542     58,000    8,873    145,295
TCF Financial Corp.                      400    7,925    1,056    20,922    2,116     41,923   2,511     49,749    5,058    100,212
Trustmark Corp.                          100    1,694      616    10,433    1,865     31,588   1,696     28,726    3,745     63,431
U.S. Bancorp                             371    6,794    4,108    75,228   12,229    223,944  10,090    184,773   23,848    436,716
Union Planters Corp.                     173    4,736      742    20,312    2,258     61,813   1,831     50,124    6,957    190,448
UnionBanCal Corporation                  100    3,212      200     6,425      800     25,700     604     19,403    1,190     38,229
US Trust Corp.                             0       --        0        --        0         --       0         --      100     13,850
Valley National Bancorp                  110    2,551      634    14,701    1,362     31,581   1,300     30,144    3,069     71,162
Wachovia Corp.                           172    9,836    1,444    82,579    3,415    195,295   3,108    177,739    6,273    358,737
Washington Federal Inc.                  143    2,190      826    12,648    1,672     25,603   1,368     20,948    3,148     48,204
Washington Mutual Inc.                   294    6,505    3,853    85,248    9,678    214,126   8,502    188,107   17,994    398,117
Wells Fargo & Company                  1,397   46,188   11,318   374,201   29,425    972,864  24,778    819,223   55,601  1,838,308
Westamerica Bancorp                      100    2,269      416     9,438      952     21,598     871     19,761    2,208     50,094
Wilmington Trust Corp.                   192    9,012      249    11,687      719     33,748     696     32,668    1,833     86,036
Zions Bancorp                            300   15,919      780    41,389    1,602     85,006   1,239     65,744    3,921    208,058
                                             --------          ---------          ----------         ----------          ----------
                                              663,257          4,153,379          10,351,744          8,895,665          20,458,251
BEVERAGES
Percent of Net Assets                            0.14%              0.45%               0.80%              0.95%               1.25%
Anheuser-Busch Companies Inc.            222   14,236    2,140   137,228    6,638    425,662   5,271    338,003   14,272    915,192
Brown-Forman Corp. "B"                    64    3,048      418    19,907    1,110     52,864     820     39,053    1,930     91,916
Coca-Cola Co.                          1,387   67,183   11,944   578,537   36,542  1,770,003  29,962  1,451,284   78,955  3,824,383
Coca-Cola Enterprises                    516   12,061    2,215    51,776    7,109    166,173   5,849    136,720   13,090    305,979
Coors (Adolph) Company "B"                59    2,589      308    13,514      523     22,947     641     28,124      779     34,179
Pepsi Bottling Group Inc.                100    1,675      200     3,350      400      6,700     300      5,025      700     11,725
PepsiCo Inc.                             767   24,736    6,882   221,944   21,239    684,958  16,985    547,766   45,894  1,480,082
Whitman Corp.                            364    4,550    1,024    12,800    2,587     32,338   2,384     29,800    5,657     70,712
                                             --------          ---------          ----------         ----------          ----------
                                              130,078          1,039,056           3,161,645          2,575,775           6,734,168
BIOTECHNOLOGY
Percent of Net Assets                            0.23%              0.41%               0.61%              0.75%               1.02%
Affymetrix Inc.                    +       0       --        0        --        0         --       0         --      100     28,962
Amgen Inc.                         +     238   16,229    4,706   320,890   15,050  1,026,222  12,254    835,570   32,402  2,209,411
Biogen Inc.                        +     636   68,648    1,324   142,909    2,222    239,837   2,260    243,939    7,272    784,921
Chiron Corp.                       +     296   14,800    1,037    51,850    2,125    106,250   1,943     97,150    4,574    228,700
Genentech Inc.                     +       0       --        0        --      200     38,575       0         --      600    115,725
Genzyme General Division           +     126    7,237      798    45,835      631     36,243     664     38,138    1,401     80,470
Genzyme Tissue Repair              +      44      371       10        84      162      1,367     146      1,232      148      1,249
IDEC Pharmaceuticals Corp.         +       0       --        0        --        0         --       0         --      200     28,175
Immunex Corp.                      +     400   78,950      656   129,519    1,552    306,423   1,484    292,997    3,632    717,093
Millennium Pharmaceuticals Inc.    +       0       --        0        --      200     52,025       0         --      600    156,075
Monsanto Co                              510   19,794    3,851   149,467   10,769    417,972   8,974    348,303   20,030    777,414
PE Corp. (Celera Genomics Group)   +      18    4,392      386    94,184      774    188,856     748    182,512    1,646    401,624
Xoma Ltd.                          +     188    1,739        0        --      269      2,488     272      2,516        0         --
                                             --------          ---------          ----------         ----------          ----------
                                              212,160            934,738           2,416,258          2,042,357           5,529,819
BUILDING MATERIALS
Percent of Net Assets                            0.06%              0.07%               0.10%              0.13%               0.17%
American Standard Companies        +     100    3,487      616    21,483    1,427     49,767   1,061     37,002    2,573     89,733
Armstrong World Industries Inc.           92    1,748      284     5,396      613     11,647     674     12,806      928     17,632
Dal-Tile International Inc.        +       0       --        0        --        0         --       0         --      177      1,239
Hussmann International Inc.               32      462      385     5,558      898     12,965     712     10,280    1,453     20,978
Johns Manville Corp.                     100      812      340     2,762      789      6,411     704      5,720    1,878     15,259
Lafarge Corp.                            300    5,906      240     4,725      589     11,596     514     10,119    1,590     31,303
Martin Marietta Materials Inc.             0       --       88     3,124      275      9,762     179      6,354      400     14,200
Masco Corp.                               22      393    2,343    41,881    7,458    133,312   6,004    107,321   13,657    244,119
Modine Manufacturing Co.                 309    7,049      220     5,019      408      9,307     299      6,821      442     10,083
Owens Corning                             18      261       91     1,319      602      8,729     441      6,394    1,475     21,388
Rayonier Inc.                            156    6,201      196     7,791      556     22,101     537     21,346    1,418     56,365
Southdown Inc.                           275   13,647      240    11,910      560     27,790     762     37,814    2,131    105,751

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                       LifePath Income    LifePath 2010      LifePath 2020      LifePath 2030       LifePath 2040
                                      ----------------  ----------------  ------------------   -----------------   ----------------
                                      Shares    Value   Shares     Value   Shares      Value   Shares     Value    Shares     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        C>
COMMON STOCKS (Continued)

USG Corp.                                100  $ 3,250     240  $  7,800      777 $   25,252      604  $   19,630   1,666     54,145
Vulcan Materials Co.                     190    7,600     846    33,840    1,658     66,320    1,288      51,520   4,190    167,600
York International Corp.                 202    3,661     258     4,676      904     16,385      884      16,022   2,383     43,192
                                              -------          ---------         ----------           ----------         ----------
                                               54,477           157,284             411,344              349,149         $  892,987
CHEMICALS
Percent of Net Assets                            0.21%             0.43%               0.62%                0.77%              0.85%
Air Products & Chemicals Inc.             80    2,060   1,501    38,651    3,680     94,760    3,172      81,679   6,701    172,551
Airgas Inc.                        +     400    2,775     704     4,884    1,502     10,420    1,350       9,366   3,126     21,687
Albemarle Corp.                          113    1,702      29       437      336      5,061      186       2,802     771     11,613
Arch Chemicals Inc.                      135    2,573     334     6,367      604     11,514      606      11,552   1,319     25,143
Ashland Inc.                              99    3,081     481    14,971    1,065     33,148      965      30,036   2,044     63,620
Cabot Corp.                              210    4,646     827    18,297    1,916     42,391    1,814      40,135   4,001     88,522
ChemFirst Inc.                            35      682      74     1,443      275      5,362      200       3,900     307      5,986
CK Witco Corp.                           449    4,771   1,910    20,294    3,451     36,667    3,296      35,020   7,295     77,509
Cytec Industries Inc.              +     100    2,425     240     5,820      777     18,842      604      14,647   1,666     40,400
Dow Chemical Co.                         191   20,723   1,594   172,949    3,711    402,643    3,193     346,440   6,942    753,207
Du Pont (E.I.) de Nemours                880   44,440   6,618   334,209   17,871    902,485   14,903     752,602  33,345  1,683,922
Eastman Chemical Co.                     114    4,097     511    18,364    1,165     41,867    1,045      37,555   2,030     72,953
Engelhard Corp.                            0       --     656     8,938    2,366     32,237    2,017      27,482   4,151     56,557
Ethyl Corp.                            1,031    3,286     889     2,834    1,878      5,986    1,268       4,042   2,435      7,762
Ferro Corp.                              457    8,626     330     6,229      573     10,815      443       8,362   1,179     22,254
Fuller (H. B.) Co.                         0       --       0        --      197     12,091        0          --       0         --
Geon Co.                                   0       --       0        --        0         --        0          --     265      5,532
Georgia Gulf Corp.                       237    5,392     317     7,212      653     14,856      415       9,441     665     15,129
Grace (W.R.) & Company             +      42      423     241     2,425      996     10,022      746       7,507   1,938     19,501
Great Lakes Chemical Corp.                67    1,947     418    12,148      770     22,378      730      21,216   1,647     47,866
Hanna (M.A.) Co.                         280    3,202     572     6,542    1,211     13,851    1,261      14,423   2,551     29,177
Hercules Inc.                             82    1,353     538     8,877    1,571     25,921    1,231      20,312   2,383     39,320
IMC Global Inc.                          436    5,886   1,243    16,780    2,694     36,369    2,294      30,969   5,432     73,332
International Specialty Products In+.      0       --     276     1,829      363      2,405      268       1,775     818      5,419
Lubrizol Corp.                           329    8,163     857    21,264    1,617     40,122    1,566      38,856   3,403     84,437
Lyondell Chemical Co.                     76      651     698     5,977    1,267     10,849    1,075       9,205   2,760     23,632
Millennium Chemicals Inc.                310    4,340   1,099    15,386    2,039     28,546    2,016      28,224   4,027     56,378
Mississippi Chemical Corp.                11       82      24       180       92        690       66         495     103        773
Octel Corp.                        +      19      178     118     1,106      263      2,466      233       2,184     522      4,894
Olin Corp.                               270    4,185     669    10,369    1,308     20,274    1,312      20,336   2,738     42,439
Omnova Solutions Inc.                      0       --       0        --      425      2,789        0          --       0         --
Praxair Inc.                             198    6,682     921    31,084    2,590     87,412    2,332      78,705   4,870    164,362
Rohm & Haas Co. "A"                      190    7,671   1,553    62,702    3,715    149,993    3,308     133,561   6,596    266,314
RPM Inc.                                 272    2,720   1,183    11,830    2,552     25,520    2,217      22,170   5,421     54,210
Schulman (A.) Inc.                       403    5,340     369     4,889      601      7,963      550       7,287   1,147     15,198
Sherwin-Williams Co.                      81    1,549   1,054    20,158    2,992     57,222    2,443      46,722   5,005     95,721
Sigma-Aldrich Corporation                118    2,802     558    13,252    1,784     42,370    1,289      30,614   2,719     64,576
Solutia Inc.                             543    7,500   1,172    16,188    2,101     29,020    2,675      36,948   6,440     88,953
Terra Industries Inc.                    500    1,156     352       814      714      1,651      546       1,263   1,072      2,479
Union Carbide Corp.                      125    6,711     726    38,977    2,169    116,448    1,819      97,658   4,114    220,870
Valhi Inc.                               100    1,112     100     1,112      100      1,112        0          --     165      1,836
Valspar Corp.                            100    3,281     328    10,762      864     28,350      782      25,659   2,031     66,642
Wellman Inc.                             363    6,761     246     4,582      434      8,083      326       6,072     846     15,757
                                              -------          --------          ----------           ----------          ---------
                                              194,974           981,132           2,452,971            2,097,222          4,608,433
COAL
Percent of Net Assets                            0.00%             0.00%               0.00%                0.00%              0.00%
CONSOL Energy Inc.                       100    1,162     100     1,162      200      2,325      100       1,162     200      2,325
                                              -------          --------          ----------           ----------          ----------

COMMERCIAL SERVICES
Percent of Net Assets                            0.21%             0.28%               0.43%                0.53%              0.60%
ACNielsen Corp.                    +      73    1,236     299     5,064      705     11,941      531       8,994   1,440     24,390
Apollo Group Inc.                  +       0       --     472    10,768      864     19,710      927      21,147   1,931     44,051
Block (H & R) Inc.                       105    4,607     588    25,799    1,819     79,809    1,403      61,557   2,840    124,605
Caremark Rx Inc.                   +     710    3,195   1,662     7,479    3,636     16,362    3,628      16,326   7,544     33,948
Cendant Corp.                      +     542    9,654   5,352    95,333   14,052    250,301   12,242     218,061  25,588    455,786
Circle.com                         +       0       --      63       595       54        510      131       1,236     303      2,860
Comdisco Inc.                            448   17,220   1,162    44,664    3,000    115,313    2,753     105,818   6,529    250,958
Concord EFS Inc.                   +     375    7,336   1,516    29,657    3,472     67,921    3,047      59,607   6,824    133,495
Convergys Corp.                    +     100    3,850     200     7,700      700     26,950      400      15,400   1,200     46,200
Crescent Operating Inc.            +       0       --      70       157        0         --        0          --     277        623
Deluxe Corp.                              64    1,500     514    12,047    1,071     25,102    1,047      24,539   2,044     47,906
DeVry Inc.                         +     100    1,806     100     1,806      300      5,419      200       3,612     400      7,225
Donnelley (R.R.) & Sons Co.              139    2,658     755    14,439    2,283     43,662    1,873      35,821   4,360     83,385
Dun & Bradstreet Corp.                    75    1,964     520    13,618    2,396     62,745    1,963      51,406   4,641    121,536
Ecolab Inc.                               84    2,373     556    15,707    2,058     58,138    1,563      44,155   3,858    108,989
Equifax Inc.                              61    1,292     500    10,594    2,149     45,532    1,476      31,273   4,076     86,360

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                      LifePath Income    LifePath 2010     LifePath 2020       LifePath 2030       LifePath 2040
                                     ----------------  -----------------  -----------------  -----------------   -----------------
                                     Shares     Value  Shares      Value  Shares      Value  Shares      Value   Shares      Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
First Health Group Corp.           +    468  $ 11,290     962   $ 23,208   1,806  $  43,570   1,700  $  41,012    3,694 $   89,118
Gartner Group Inc. "A"             +      0        --     616      8,816   1,140     16,316   1,061     15,186    2,485     35,567
Gartner Group Inc. "B"             +     13       154     226      2,670     771      9,107     642      7,584    1,471     17,376
Hertz Corp.                             100     3,581     264      9,454     426     15,256     536     19,195      960     34,380
Kelly Services Inc. "A"                 106     2,551     194      4,668     341      8,205     374      8,999      882     21,223
Mail-Well Inc.                     +      0        --     100        869     100        869       0         --      188      1,633
Manpower Inc.                           200     6,537   1,056     34,518   2,216     72,435   2,064     67,467    4,163    136,078
McKesson HBOC Inc.                      345     6,684   1,952     37,820   4,677     90,617   3,633     70,389    8,899    172,418
Midas Inc.                               10       240     128      3,072     299      7,176     237      5,688      450     10,800
Modis Professional Services Inc.   +    400     6,300   1,220     19,215   2,654     41,800   2,300     36,225    5,246     82,624
Navigant Consulting Co.            +      0        --       0         --     100        962     100        962      300      2,887
NOVA Corporation (Georgia)         +    100     2,306     100      2,306     300      6,919     300      6,919      500     11,531
Ogden Corp.                             101     1,149     638      7,257   1,213     13,798     966     10,988    2,324     26,435
Olsten Corp.                            291     3,474     462      5,515   1,079     12,881     982     11,723    2,157     25,749
Paychex Inc.                            728    36,446     922     46,158   3,369    168,661   2,750    137,672    7,247    362,803
Phycor Inc.                        +    300       347     704        814   1,546      1,788   1,573      1,819    3,436      3,973
Protection One Inc.                +      0        --     100        162     200        325       0         --      200        325
Quintiles Transnational Corp.      +    190     5,641     704     20,900   1,885     55,961   1,419     42,127    3,278     97,316
Renaissance Worldwide Inc.         +    200     1,050     440      2,310     889      4,667     903      4,741    1,702      8,935
Robert Half International Inc.     +    200     8,450   1,024     43,264   1,953     82,514   1,841     77,782    3,721    157,212
Rollins Inc.                            388     6,281     185      2,995     565      9,146     357      5,779      696     11,267
Service Corp. International              19        70   1,518      5,598   4,407     16,251   3,651     13,463    7,399     27,284
Servicemaster Co.                       700     7,700   2,188     24,068   5,145     56,595   4,528     49,808   10,490    115,390
Sodexho Marriott Services Inc.           44       489      21        234     315      3,504     241      2,681    1,081     12,026
Sotheby's Holdings Inc.                 611    12,029       0         --     743     14,628     556     10,946        0         --
Stewart Enterprises Inc. "A"            300     1,275     692      2,941   1,315      5,589     950      4,037    4,593     19,520
Sylvan Learning Systems Inc.       +      0        --       0         --     200      2,975     100      1,487      200      2,975
Teletech Holdings Inc.             +      0        --      88      3,333       0         --       0         --      265     10,037
United Rentals Inc.                +      0        --       0         --     200      3,125     200      3,125      400      6,250
US Oncology Inc.                   +      0        --     176        726       0         --     179        738      353      1,456
USWeb Corp.                        +    100     3,887     100      3,887     400     15,475     200      7,775      400     15,475
Valassis Communications Inc.       +    150     4,153     246      6,811     839     23,230     654     18,108    1,522     42,140
Viad Corp.                              436    10,219   1,214     28,453   1,801     42,211   2,357     55,242    4,812    112,781
Workflow Management Inc.           +      0        --     107      2,434     223      5,073     192      4,368      429      9,760
                                              -------            -------          ---------          ---------           ---------
                                              200,994            649,903          1,681,044          1,442,987           3,257,061
COMPUTERS
Percent of Net Assets                            1.32%              3.67%              5.94%              7.13%               9.13%
Adaptec Inc.                       +     90     3,690   1,464     60,024   2,920    119,720   2,596    106,436    6,074    249,034
Affiliated Computer Services Inc.  +      0        --       0         --     200      6,300     100      3,150      400     12,600
Anixter International Inc.         +    500     9,344     440      8,223     438      8,185     625     11,680    1,160     21,677
Apple Computer Inc.                +    125    14,328     995    114,052   2,712    310,863   2,268    259,970    5,009    574,157
Aztec Technology Partners Inc.     +      0        --     161      1,170     436      3,161     388      2,810      744      5,397
Bisys Group Inc.                   +      0        --       0         --     100      5,156     100      5,156      100      5,156
Brocade Communications System Inc. +      0        --       0         --       0         --       0         --      200     57,825
Cabletron Systems                  +     77     3,773     964     47,236   3,039    148,911   2,442    119,658    5,471    268,079
Cambridge Technology Partners Inc. +    100     1,500     352      5,280     514      7,710     425      6,375    1,125     16,875
Ceridian Corp.                     +     92     1,823     514     10,184   2,192     43,429   1,738     34,434    4,076     80,756
Checkfree Holdings Corp.           +      0        --       0         --     100      8,794     100      8,794      200     17,587
Ciber Inc.                         +      0        --     340      7,905     789     18,344     514     11,950    1,390     32,317
Cisco Systems Inc.                 +  1,542   203,833  17,582  2,324,121  51,138  6,759,804  42,330  5,595,497  110,352 14,587,155
Compaq Computer Corp.                 1,347    33,507  10,727    266,834  28,937    719,808  24,259    603,443   54,156  1,347,131
Computer Sciences Corp.            +    132    10,403     937     73,847   2,852    224,773   2,271    178,983    5,222    411,559
Dell Computer Corp.                +  1,492    60,892  12,124    494,811  37,506  1,530,714  30,738  1,254,495   81,152  3,312,016
Diebold Inc.                            266     6,517     911     22,319   1,335     32,707   1,878     46,011    3,882     95,109
DST Systems Inc.                   +    200    11,225     152      8,531     689     38,670     514     28,848    1,501     84,244
Electronic Data Systems Corp.           458    29,655   2,875    186,156   8,076    522,921   6,796    440,041   14,985    970,279
Electronics For Imaging Inc.       +    300    17,812     240     14,250     877     52,072     793     47,084    1,666     98,919
EMC Corporation                    +    337    40,103   4,932    586,908  15,110  1,798,090  12,386  1,473,934   32,561  3,874,759
Exabyte Corp.                      +      0        --       0         --     398      3,184       0         --        0         --
Extreme Networks Inc.              +      0        --       0         --     100     11,125       0         --      100     11,125
Foundry Networks Inc.              +      0        --       0         --       0         --       0         --      300     41,906
Gateway Inc.                       +    280    19,250     980     67,375   4,530    311,437   3,660    251,625    9,630    662,062
Hewlett-Packard Co.                     814   109,483   6,663    896,173  17,455  2,347,697  14,651  1,970,559   32,639  4,389,945
Intergraph Corp.                   +     54       324     322      1,932     855      5,130     623      3,738      976      5,856
International Business Machines
  Corp.                               1,150   117,300   9,024    920,448  26,730  2,726,460  22,116  2,255,832   57,826  5,898,252
Iomega Corp.                       +    700     2,625   2,969     11,134   6,467     24,251   5,567     20,876   12,443     46,661
Juniper Networks Inc.              +      0        --     700    192,019   1,700    466,331   1,100    301,744    3,900  1,069,819
Komag Inc.                         +    400       888     528      1,172   1,064      2,361     814      1,806    1,072      2,379
Lexmark International Group
  Inc. "A"                         +    490    58,432   1,264    150,732   2,130    254,002   1,972    235,161    5,876    700,713
Mentor Graphics Corp.              +    600    10,275     616     10,549     847     14,505     993     17,005    1,513     25,910
Micron Electronics Inc.            +      0        --     176      1,892     351      3,773     268      2,881      542      5,826

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                    LifePath Income     LifePath 2010      LifePath 2020      LifePath 2030       LifePath 2040
                                   -----------------  -----------------  -----------------  ------------------  ------------------
                                   Shares      Value  Shares      Value  Shares      Value  Shares       Value  Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
NCR Corp.                        +    161 $    6,108   1,098 $   41,655   1,884 $   71,474   1,903 $    72,195   5,511 $   209,074
Network Appliance Inc.           +      0         --   1,218    229,897   2,100    396,375   1,700     320,875   4,600     868,250
Perot Systems Corp. "A"          +      0         --       0         --     200      5,087     200       5,087     400      10,175
Quantum DLT & Storage Group      +    500      5,187   1,560     16,185   3,513     36,447   3,277      33,999   7,301      75,748
Quantum Hard Disk Drive Group    +    300      2,362     830      6,536   1,756     13,828   1,588      12,505   3,450      27,169
Read-Rite Corp.                  +    400      1,513     440      1,664     626      2,367     814       3,078   1,702       6,436
Redback Networks Inc.            +      0         --       0         --       0         --       0          --     100      29,850
RSA Security Inc.                +    200     13,387     528     35,343   1,064     71,221     893      59,775   2,055     137,557
Safeguard Scientifics Inc.       +      0         --       0         --       0         --       0          --     300      52,481
Sapient Corp.                    +      0         --       0         --       0         --       0          --     200      14,300
Seagate Technology Inc.          +    117      5,835   1,464     73,017   3,913    195,161   3,353     167,231   7,036     350,921
Silicon Graphics Inc.            +      4         39   1,064     10,441   3,159     30,998   2,798      27,455   5,501      53,979
Storage Technology Corp.         +    518      6,604   1,018     12,979   1,813     23,116   1,616      20,604   5,909      75,340
Sun Microsystems Inc.            +  1,848    176,022   8,480    807,720  24,246  2,309,431  20,108   1,915,287  50,058   4,768,024
SunGard Data Systems Inc.        +    400     12,000     956     28,680   1,765     52,950   2,121      63,630   5,069     152,070
Synopsys Inc.                    +    200      7,988     692     27,637   1,490     59,507   1,418      56,631   3,203     127,920
3Com Corp.                       +    280     27,440   2,225    218,050   6,007    588,686   5,138     503,524  10,951   1,073,196
Unisys Corp.                     +     40      1,197   1,712     51,253   5,181    155,106   4,260     127,534   9,591     287,131
VeriSign Inc.                    +      0         --     400    101,200     900    227,812     500     126,500   2,200     556,875
Veritas Software Corp.           +  1,050    207,769   1,284    254,071   3,056    604,706   2,931     579,972   7,010   1,387,104
Western Digital Corp.            +    700      3,150   1,232      5,544   2,467     11,101   2,243      10,093   4,993      22,468
Whittman-Hart Inc.               +      0         --       0         --     200      9,062     100       4,537     300      13,594
                                          ----------         ----------         ----------          ----------          ----------
                                           1,243,583          8,407,149          3,394,823          19,410,488          49,282,749
COSMETICS / PERSONAL CARE
Percent of Net Assets                           0.15%              0.47%              0.84%               0.99%               1.32%
Alberto-Culver Co. "B"                 92      1,966     455      9,726     685     14,642     752      16,074   1,499      32,041
Avon Products                          80      2,165   1,299     35,154   3,731    100,970   2,960      80,105   7,209     195,094
Colgate-Palmolive Co.                 558     29,121   2,806    146,438   8,638    450,796   6,622     345,586  18,056     942,298
Estee Lauder Companies Inc. "A"       300     13,012     152      6,593     502     21,774   1,050      45,544   2,274      98,635
Gillette Co.                          527     18,577   5,172    182,313  15,408    543,132  12,523     441,436  33,647   1,186,057
International Flavors &
Fragrances Inc.                       156      4,680     503     15,090   1,634     49,020   1,278      38,340   2,944      88,320
Kimberly-Clark Corp.                  255     13,180   2,624    135,628   7,942    410,502   6,491     335,504  17,137     885,769
Procter & Gamble Co.                  668     58,784   6,284    552,992  19,473  1,713,624  15,962   1,404,656  42,046   3,700,048
                                          ----------         ----------          ---------          ----------          ----------
                                             141,485          1,083,934          3,304,460           2,707,245           7,128,262
DISTRIBUTION / WHOLESALE
Percent of Net Assets                           0.04               0.10%              0.14%               0.17%               0.18%
Costco Wholesale Corp.           +    450     22,331   3,242    160,884   7,566    375,463   6,198     307,576  13,992     694,353
Genuine Parts Co.                      79      1,782   1,169     26,376   2,819     63,604   2,478      55,910   5,091     114,866
Grainger (W.W.) Inc.                   72      3,082     554     23,718   1,742     74,579   1,335      57,155   2,636     112,854
Handleman Co.                    +     59        612     116      1,203     409      4,243     274       2,843     560       5,810
Ingram Micro Inc. "A"            +    100      1,081     176      1,903     351      3,795     457       4,941     918       9,926
Tech Data Corp.                  +    300      6,506     616     13,359   1,052     22,815   1,171      25,396   2,708      58,730
                                          ----------         ----------          ---------          ----------          ----------
                                              35,394            227,443            544,499             453,821             996,539
DIVERSIFIED FINANCIAL SERVICES
Percent of Net Assets                           0.53%              1.71%              2.63%               3.17%               3.70%
Advanta Corp. "B"                     163      2,088     143      1,832     238      3,049     194       2,486     336       4,305
American Express Co.                  331     44,416   2,824    378,946   7,607  1,020,764   6,348     851,822  14,956   2,006,908
Ameritrade Holding Corp. "A"     +    100      1,869     200      3,737     200      3,737     200       3,737     500       9,344
Associates First Capital Corp.        472      9,381   4,256     84,588  12,307    244,602  10,074     200,221  22,701     451,182
Bear Stearns Companies Inc.           198      7,771     787     30,890   2,140     83,995   1,798      70,572   3,697     145,107
Capital One Financial Corp.             0         --     975     35,892   3,300    121,481   2,625      96,633   6,010     221,243
CIT Group Inc. (The)                    0         --       0         --       0         --     100       1,400     300       4,200
Citigroup Inc.                      2,697    139,401  21,710  1,122,136  57,667  2,980,663  48,491   2,506,379 108,157   5,590,365
Contifinancial Corp.             +      0         --      88          6     275         19     278          19     630          44
Countrywide Credit Industries
Inc.                                   94      2,344     695     17,332   1,927     48,055   1,531      38,179   3,314      82,643
Credit Acceptance Corp.          +    200      1,100     176        968       0         --     278       1,529     542       2,981
DLJdirect Inc.                   +      0         --       0         --     100      1,094       0          --     100       1,094
Donaldson, Lufkin & Jenrette
Inc.                                  200      8,687     152      6,602     414     17,983     425      18,461   1,325      57,555
E*trade Group Inc.               +    100      2,462     200      4,925     800     19,700     400       9,850   1,200      29,550
Edwards (A.G.) Inc.                   382     12,105   1,170     37,074   2,313     73,293   2,201      69,744   4,649     147,315
Federal National Mortgage
Association                           711     37,683   6,604    350,012  17,461    925,433  14,643     776,079  32,661   1,731,033
Federated Investors Inc. "B"          100      2,331     200      4,662     400      9,325     300       6,994     600      13,987
Finova Group Inc.                     200      5,725     416     11,908     964     27,594   1,239      35,466   2,926      83,757
FIRSTPLUS Financial Group Inc.   +    200         66     440        145     788        260     714         236   1,590         525
Franklin Resources Inc.               318      8,646   1,310     35,616   4,213    114,541   3,399      92,410   7,610     206,897
Freddie Mac                           393     16,408   4,254    177,604  11,817    493,360   9,863     411,780  22,236     928,353
Goldman Sachs Group Inc.              200     18,500   2,400    222,000   5,600    518,000   4,300     397,750  12,500   1,156,250
Household International Inc.          339     10,827   2,911     92,970   8,013    255,915   6,912     220,752  14,721     470,152
John Nuveen Co. "A"                     0         --      88      3,036       0         --       0          --       0          --
Knight/Trimark Group Inc.        +    100      4,687     200      9,375     400     18,750     300      14,062     700      32,812
Legg Mason Inc.                       300     11,775     504     19,782   1,327     52,085   1,150      45,137   2,661     104,444
Lehman Brothers Holdings Inc.         180     13,050     750     54,375   2,015    146,088   1,655     119,987   3,655     264,987
MBNA Corp.                            296      6,734   4,220     96,005  12,262    278,961   9,882     224,816  24,936     567,294
Merrill Lynch & Co.                   230     23,575   2,334    239,235   6,268    642,470   5,259     539,047  11,742   1,203,555

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                      LifePath Income    LifePath 2010      LifePath 2020      LifePath 2030       LifePath 2040
                                      ---------------  ----------------- ------------------- ------------------ -------------------
                                      Shares   Value   Shares    Value   Shares      Value   Shares     Value   Shares     Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Metris Companies Inc.                    320 $  8,280    224  $    5,796     454 $    11,747     290 $    7,504     278 $     7,193
Morgan Stanley Dean Witter & Co.         888   62,548  7,722     543,918  19,022   1,339,862  16,196  1,140,806  35,644   2,510,674
Paine Webber Group Inc.                  190    7,267  1,132      43,299   2,332      89,199   1,935     74,014   5,510     210,757
Price (T. Rowe) Associates               190    6,258  1,034      34,057   1,911      62,944   2,071     68,214   5,034     165,807
Providian Financial Corp.                177   11,472    567      36,749   1,778     115,237   1,389     90,025   4,040     261,843
Schwab (Charles) Corp.                    94    3,930  3,870     161,814  11,810     493,806   9,134    381,915  25,536   1,067,724
SLM Holding Corp.                        135    4,227    585      18,318   2,320      72,645   1,920     60,120   4,530     141,846
United Asset Management Corp.            300    4,481    980      14,639   1,865      27,858   1,596     23,840   3,445      51,460
Waddell & Reed Financial Inc. "A"          0       --     68       1,968     138       3,993     122      3,530     258       7,466
Waddell & Reed Financial Inc. "B"         39    1,058    273       7,405     598      16,221     562     15,244   1,092      29,620
                                             --------         ----------         -----------         ----------         -----------
                                              501,152          3,909,616          10,334,729          8,620,760          19,972,272
ELECTRIC
Percent of Net Assets                            0.17%              0.54%               0.98%              1.03%               1.09%
AES Corp.                          +       0       --  1,225     102,670   3,541     296,780   2,880    241,380   6,445     540,172
Allegheny Energy Inc.                      0       --      0          --   1,686      43,731       0         --       0          --
Alliant Energy Corp.                     141    3,966  1,021      28,716   1,829      51,441   1,735     48,797     377      10,603
Ameren Corp.                             188    5,640    752      22,560   2,207      66,207   1,855     55,650   4,270     128,100
American Electric Power                  136    3,825  1,265      35,578   3,236      91,013   2,775     78,047   5,765     162,141
Carolina Power & Light                   143    4,254  1,013      30,137   2,569      76,428   2,324     69,139   4,624     137,564
Central & South West Corp.                70    1,177  1,308      21,991   3,525      59,264   2,887     48,538   5,933      99,749
Cinergy Corp.                            157    3,356  1,057      22,593   2,626      56,131   2,186     46,726   4,694     100,334
CMS Energy Corp.                           0       --     10         167   1,722      28,844   1,200     20,100   2,890      48,407
Conectiv Inc.                          1,067   15,205    752      10,716   1,437      20,477     973     13,865   1,007      14,350
Consolidated Edison Inc.                 155    4,272  1,539      42,419   3,833     105,647   3,377     93,079   6,813     187,783
Constellation Energy Group Inc.           67    1,993    819      24,365   2,523      75,059   2,239     66,610   4,457     132,596
Dominion Resources Inc.                  345   12,657  1,981      72,678   5,253     192,719   4,445    163,076   8,953     328,463
DTE Energy Co.                           208    6,279    870      26,263   2,408      72,692   2,092     63,152   4,386     132,402
Duke Energy Corp.                        241   11,688  2,240     108,640   6,146     298,081   5,209    252,637  11,516     558,526
Edison International                      37      974  2,183      57,440   5,912     155,560   5,170    136,036  10,497     276,202
Energy East Corp.                          0       --      0          --   2,006      42,126       0         --       0          --
Entergy Corp.                            150    3,037  1,531      31,003   3,975      80,494   3,439     69,640   7,284     147,501
FirstEnergy Corp.                         60    1,121  1,415      26,443   3,850      71,947   3,325     62,136   6,885     128,663
Florida Progress Corp.                     0       --    410      17,476   1,527      65,088   1,200     51,150   2,800     119,350
FPL Group Inc.                           211    8,150  1,353      52,260   2,979     115,064   2,460     95,018   5,424     209,502
GPU Inc.                                 122    3,035    718      17,860   2,112      52,536   1,741     43,307   3,822      95,072
Hawaiian Electric Industries Inc.        192    5,532    187       5,388     609      17,547     606     17,460   1,472      42,412
IDACORP Inc.                               0       --      0          --     513      16,352       0         --       0          --
IPALCO Enterprises Inc.                    0       --      0          --   1,646      27,879       0         --       0          --
Kansas City Power & Light Co.              0       --      0          --     837      19,251       0         --       0          --
LG&E Energy Corp.                          0       --      0          --     870      19,303       0         --       0          --
MidAmerican Energy Holdings Co.    +       0       --      0          --     789      27,319       0         --       0          --
Minnesota Power Inc.                     698   10,688    476       7,289     842      12,893     624      9,555     692      10,596
Montana Power Co.                          0       --      0          --   1,544      60,795       0         --       0          --
New Century Energies Inc.                  0       --    430      11,637   1,801      48,740   1,400     37,887   3,200      86,600
New England Electric System                0       --      0          --     884      47,736       0         --       0          --
Niagara Mohawk Holdings Inc.       +      71      834  1,022      12,008   3,157      37,095   2,716     31,913   5,449      64,026
NiSource Inc.                              0       --      0          --   1,879      24,310       0         --       0          --
Northeast Utilities                        0       --      0          --   1,779      33,467       0         --       0          --
Northern States Power Co. (Minnesota)     90    1,581  1,310      23,007   2,694      47,313   2,446     42,958   4,523      79,435
OGE Energy Corp.                           0       --      0          --   1,173      20,161       0         --       0          --
PECO Energy Co.                          232    8,656  1,493      55,708   3,512     131,042   3,245    121,079   6,547     244,285
PG&E Corp.                               146    3,011  2,365      48,778   6,439     132,804   5,381    110,983  11,702     241,354
Pinnacle West Capital Corp.                0       --    210       5,801   1,249      34,504     900     24,862   2,200      60,775
Potomac Electric Power Co.                 0       --      0          --   1,683      34,186       0         --       0          --
PPL Corp.                                 87    1,751  1,110      22,339   2,527      50,856   2,173     43,732   4,987     100,363
Public Service Company of New Mexico       0       --      0          --     570       8,764     420      6,457       0          --
Public Service Enterprise Group Inc.     108    3,132  1,530      44,370   3,839     111,331   3,326     96,454   6,719     194,851
Puget Sound Energy Inc.                    0       --      0          --     851      17,286       0         --       0          --
Reliant Energy Inc.                      234    4,812  1,793      36,869   5,019     103,203   4,160     85,540   8,907     183,150
SCANA Corp.                                0       --      0          --     820      19,534       0         --       0          --
Sierra Pacific Resources                 444    6,049    317       4,319     571       7,780     421      5,736     397       5,409
Southern Co.                             455   10,095  4,475      99,289  11,365     252,161   9,881    219,235  20,990     465,716
TECO Energy Inc.                           0       --      0          --   1,668      30,024       0         --       0          --
Texas Utilities Co.                      161    5,253  1,649      53,799   4,728     154,251   3,926    128,086   8,476     276,530
Unicom Corp.                             128    4,840  1,354      51,198   3,597     136,012   3,099    117,181   6,607     249,827
UtiliCorp United Inc.                      0       --      0          --     888      14,541       0         --       0          --
Wisconsin Energy Corp.                     0       --      0          --   1,542      27,274       0         --       0          --
                                             --------         ----------         -----------         ----------        ------------
                                              156,863          1,233,774           3,843,043          2,817,201           5,862,809
ELECTRICAL COMPONENTS & EQUIPMENT
Percent of Net Assets                            0.08%              0.14%               0.19%              0.24%               0.28%
American Power Conversion Corp.    +     600   20,362  1,724      58,508   3,270     110,976   2,774     94,143   8,732     296,342
C-Cube Microsystems Inc.           +     100    9,325    264      24,618     263      24,525     357     33,290     718      66,953
Emerson Electric Co.                     355   16,175  2,603     118,599   7,330     333,973   6,086    277,293  13,698     624,115

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                      LifePath Income    LifePath 2010      LifePath 2020      LifePath 2030      LifePath 2040
                                      ---------------  ----------------- ------------------- ------------------ ------------------
                                      Shares   Value   Shares    Value   Shares      Value   Shares    Value    Shares     Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Hubbell Inc. "B"                         232 $  5,640     574 $   13,955   1,409 $   34,256   1,359 $   33,041   3,016  $   73,326
Molex Inc.                               216   12,069     834     46,600   2,667    149,019   2,078    116,108   4,753     265,574
Molex Inc. "A"                           112    4,746     949     40,214   1,805     76,487   1,786     75,682   3,812     161,534
UCAR International Inc.            +     200    3,050     528      8,052     964     14,701     893     13,618   2,143      32,681
                                             --------         ----------         ----------         ----------          ----------
                                               71,367            310,546            743,937            643,175           1,520,525
ELECTRONICS
Percent of Net Assets                            0.60%              0.71%              0.91%              1.17%               1.52%
Agilent Technologies Inc.          +       0       --       0         --       0         --       0         --     400      41,475
Analog Devices Inc.                +     191   29,987   1,573    246,961   2,966    465,662   2,572    403,804   8,180   1,284,260
Arrow Electronics Inc.             +     286    8,651   1,037     31,369   2,190     66,247   1,961     59,320   4,572     138,303
Avnet Inc.                               230   15,381     284     18,992     689     46,077     746     49,889   2,156     144,182
AVX Corp.                                200   12,700     164     10,414     426     27,051     336     21,336   1,048      66,548
Gentex Corp.                       +     100    2,922     200      5,844     300      8,756     200      5,844     500      14,594
Integrated Device Technology Inc.  +     700   25,813     704     25,960   1,590     58,631     814     30,016   2,255      83,153
Jabil Circuit Inc.                 +     100    6,944     152     10,554     702     48,745     514     35,691   1,414      98,185
Johnson Controls Inc.                     86    4,590     465     24,819   1,436     76,647   1,110     59,246   2,500     133,438
Linear Technology Corp.                  872   91,505   1,596    167,480   2,704    283,751   2,596    272,418   8,438     885,463
Maxim Integrated Products Inc.     +   1,200   80,175   2,440    163,022   4,582    306,135   3,908    261,103  13,118     876,446
Microchip Technology Inc.          +     450   28,097     756     47,203   1,972    123,127   1,642    102,522   4,257     265,796
Millipore Corp.                           42    2,244     151      8,069     578     30,887     476     25,436   1,188      63,484
Parker Hannifin Corp.                    138    5,002     637     23,091   1,848     66,990   1,398     50,677   3,264     118,320
PE Corp. (Biosystems Group)               76    8,018     944     99,592   2,836    299,198   2,232    235,476   6,228     657,054
PerkinElmer Inc.                          25    1,616     323     20,874     742     47,952     608     39,292   1,297      83,819
Sanmina Corp.                      +     100   11,706     240     28,095     701     82,061     514     60,170   1,490     174,423
SCI Systems Inc.                   +     600   24,150   1,208     48,622   2,804    112,861   2,658    106,984   6,030     242,707
Sensormatic Electronics Corp.      +     535   10,165     765     14,535   1,610     30,590   1,036     19,684   1,865      35,435
Solectron Corp.                    +   1,170   76,635   1,668    109,254   4,086    267,633   3,050    199,775   8,856     580,068
Symbol Technologies Inc.                 277   26,350     968     92,081   1,792    170,464   1,918    182,450   3,975     378,122
Tektronix Inc.                             3      174     346     20,068     784     45,472     698     40,484   1,394      80,852
Teradyne Inc.                      +     142   12,354   1,686    146,682   3,302    287,274   4,128    359,136   8,598     748,026
Thermo Electron Corp.              +      69    1,078     966     15,094   2,811     43,922   2,376     37,125   4,991      77,984
Thermo Instrument Systems Inc.     +      50      803     125      2,008     194      3,116     357      5,734     814      13,075
Thomas & Betts Corp.                      58    1,301     434      9,738     785     17,613     843     18,915   1,484      33,297
Varian Inc.                        +     177    7,014     431     17,186     820     32,697     795     31,701   1,659      66,153
Vishay Intertechnology Inc.        +     578   24,854     515     22,145   1,115     47,945     902     38,786   2,111      90,773
Vitesse Semiconductor Corp.        +     400   41,525   1,384    143,676   3,156    327,632   2,936    304,793   6,660     691,391
Waters Corp.                       +       0       --     504     49,423   1,602    157,096   1,350    132,384     400      39,225
Watts Industries Inc. "A"                308    4,466       0         --     407      5,901     298      4,321       0          --
                                             --------         ----------         ----------         ----------          ----------
                                              566,220          1,622,851          3,588,133          3,194,512           8,206,051
ENGINEERING & CONSTRUCTION
Percent of Net Assets                            0.00%              0.01%              0.01%              0.01%               0.01%
Fluor Corp.                              113    3,213     514     14,617   1,189     33,812     956     27,186   2,168      61,653
Foster Wheeler Corp.                      32      180     116        653     607      3,414     478      2,689     979       5,507
Granite Construction Inc.                  0       --       0         --     355      8,853       0         --       0          --
Jacobs Engineering Group Inc.      +       0       --       0         --     327      9,176       0         --       0          --
Morrison Knudsen Corp.             +       4        8      17         34      27         54      25         50      42          84
                                             --------         ----------         ----------         ----------          ----------
                                                3,401             15,304             55,309             29,925              67,244
ENTERTAINMENT
Percent of Net Assets                            0.04%              0.05%              0.07%              0.09%               0.10%
Ascent Entertainment Group         +     249    3,782     258      3,918     351      5,331     354      5,376     700      10,631
Boyd Gaming Corp.                  +       0       --     176        913       0         --     368      1,909     719       3,730
Gaylord Entertainment Co. "A"            105    2,894      92      2,536     123      3,390     153      4,217     221       6,091
GTECH Holdings Corp.               +     200    4,000     440      8,800     877     17,540     804     16,080   2,066      41,320
Harrah's Entertainment Inc.        +      48      918     522      9,983   2,032     38,862   1,432     27,387   3,493      66,804
International Game Technology Inc. +     363    6,466     821     14,624   1,613     28,732   1,957     34,859   4,672      83,220
Lakes Gaming Inc.                  +     100      787      88        693     153      1,205     112        882     199       1,567
Mandalay Resort Group Inc.         +     429    6,033   1,170     16,453   2,411     33,905   2,198     30,909   4,712      66,262
Metro-Goldwyn-Mayer Inc.           +     100    2,387     503     12,009     903     21,559     413      9,860   1,317      31,443
MGM Grand Inc.                           282    5,605     244      4,849     102      2,027     498      9,898     752      14,946
Mirage Resorts Inc.                +      17      270   1,001     15,891   3,005     47,704   2,559     40,624   5,314      84,360
Park Place Entertainment Corp.     +     464    5,249   1,913     21,641   4,986     56,404   3,859     43,655   9,868     111,632
Premier Parks Inc.                 +       0       --     100      2,025     300      6,075     200      4,050     500      10,125
SFX Entertainment Inc. "A"         +       0       --       0         --     200      7,700     200      7,700     400      15,400
Speedway Motorsports Inc.          +       0       --       0         --       0         --       0         --     100       3,062
                                             --------         ----------         ----------         ----------          ----------
                                               38,391            114,335            270,434            237,406             550,593
ENVIRONMENTAL CONTROL
Percent of Net Assets                            0.01%              0.03%              0.05%              0.05%               0.06%
Allied Waste Industries Inc.       +       0       --   1,070      6,019   2,592     14,580   2,400     13,500   5,023      28,254
IT Group Inc.                      +       0       --       0         --     120        915       0         --       0          --
Republic Services Inc. "A"         +     100    1,087     200      2,175     400      4,350     300      3,262     700       7,612
Safety-Kleen Corp.                 +      87      424     379      1,848     965      4,704     773      3,768   1,413       6,888
Waste Management Inc.                    502    7,530   3,364     50,460  10,350    155,250   8,448    126,720  19,034     285,510
                                             --------         ----------         ----------         ----------          ----------
                                                9,041             60,502            179,799            147,250             328,264

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                       LifePath Income    LifePath 2010    LifePath 2020         LifePath 2030     LifePath 2040
                                    ------------------  ----------------  -----------------  -----------------   -----------------
                                      Shares     Value  Shares     Value  Shares      Value  Shares      Value   Shares      Value
------------------------------------------------------------------------  --------------------------------------------------------
COMMON STOCKS (Continued)
FOOD
Percent of Net Assets                             0.23%             0.47%              0.79%              0.94%               1.15%
Albertson's Inc.                         185   $ 4,532  2,548   $ 62,426   6,993  $ 171,329   5,886  $ 144,207   13,093  $ 320,779
Archer-Daniels-Midland Co.               430     4,327  3,988     40,129  10,323    103,875   9,105     91,619   18,745    188,622
Aurora Foods Inc.                   +    100       281    200        562     300        844     200        562      300        844
Bestfoods                                221     9,268  1,289     54,057   4,305    180,541   3,276    137,387    8,139    341,329
Campbell Soup Co.                        180     5,107  2,074     58,850   6,037    171,300   4,971    141,052   12,449    353,240
ConAgra Inc.                             548     8,974  2,392     39,169   8,197    134,226   6,663    109,107   14,966    245,068
Corn Products International Inc.          60     1,414    260      6,126     610     14,373     508     11,970    1,308     30,820
Dean Foods Co.                           124     3,363    275      7,459     958     25,986     815     22,107    2,124     57,613
Delhaize America Inc. "A"                200     3,350    699     11,708   1,438     24,086   1,239     20,753    2,996     50,183
Delhaize America Inc. "B"                400     7,500    754     14,137   1,652     30,975   1,484     27,825    3,388     63,525
Dole Food Co.                            146     2,245    425      6,534   1,234     18,973   1,032     15,867    2,507     38,545
Earthgrains Company (The)                 56       840    257      3,855     586      8,790     479      7,185    1,369     20,535
Fleming Companies Inc.                     2        31    256      3,952     702     10,837     526      8,120    1,165     17,985
Flowers Industries Inc.                  309     3,998  1,062     13,740   2,219     28,708   1,975     25,552    4,541     58,749
General Mills Inc.                       200     6,588  1,134     37,351   3,990    131,421   3,164    104,214    8,754    288,335
Great Atlantic & Pacific Tea Co.          59     1,383    278      6,516     607     14,227     597     13,992      797     18,680
Hannaford Brothers Co.                   236    16,815    205     14,606     628     44,745     572     40,755    1,537    109,511
Heinz (H.J.) Co.                          15       479  1,918     61,256   5,040    160,965   4,012    128,133   10,461    334,098
Hershey Foods Corp.                      159     6,986    700     30,756   2,338    102,726   1,809     79,483    4,103    180,276
Hormel Foods Corp.                       400     6,675    832     13,884   2,080     34,710   1,922     32,073    4,770     79,599
IBP Inc.                                 332     4,150    986     12,325   1,636     20,450   2,370     29,625    4,793     59,912
Imperial Sugar Co.                         0        --      0         --     117        314     184        494        0         --
International Home Foods Inc.       +      0        --    152      2,574     601     10,179     514      8,706    1,513     25,626
International Multifoods Corp.             0        --      0         --     240      2,625       0         --        0         --
Interstate Bakeries Corp.                  0        --    328      3,751     852      9,745     871      9,962    2,320     26,535
Keebler Foods Co.                   +    200     5,075     88      2,233     175      4,441     793     20,122    1,766     44,812
Kellogg Co.                               46     1,164  1,774     44,904   5,616    142,155   4,610    116,691   11,358    287,499
Kroger Co.                          +     62       922  4,122     61,315  12,240    182,070   9,638    143,365   24,398    362,920
Lance Inc.                                 0        --      0         --     419      4,295       0         --        0         --
McCormick & Co. Inc.                     188     5,146    792     21,681   1,451     39,721   1,333     36,491    3,163     86,587
Michael Foods Inc.                         0        --      0         --     201      4,397       0         --        0         --
Morrison Management Specialist Inc.      128     2,864     58      1,298     188      4,206     118      2,640      228      5,102
Nabisco Group Holdings Corp. "A"          60       517  1,903     16,413   5,345     46,101   4,626     39,899   13,833    119,310
Nabisco Holdings Corp.                   100     2,925     76      2,223     463     13,543     268      7,839      430     12,577
Quaker Oats Co.                          102     5,502    513     27,670   1,680     90,615   1,380     74,434    3,894    210,033
Ralston Purina Co.                        95     2,690  1,488     42,129   4,801    135,928   3,390     95,979    8,739    247,423
Ruddick Corp.                              0        --      0         --     626      8,412     468      6,289        0         --
Safeway Inc.                        +    468    18,047  3,143    121,202   8,640    333,180   7,143    275,452   16,069    619,661
Sara Lee Corp.                           241     3,615  4,136     62,040  12,959    194,385   0,376    155,640   26,864    402,960
Smucker (J.M.) Co. "A"                   305     5,223      0         --     382      6,542     295      5,052        0         --
Suiza Foods Corp.                   +    200     7,825    152      5,947     501     19,602     514     20,110    1,402     54,853
SUPERVALU Inc.                            86     1,478    754     12,959   2,150     36,953   1,837     31,573    3,712     63,800
Sysco Corp.                               50     1,641  1,669     54,764   4,885    160,289   3,703    121,505    9,334    306,272
Tootsie Roll Industries Inc.             449    13,330    215      6,383     490     14,547     301      8,936      904     26,838
Tyson Foods Inc. "A"                     391     4,032    683      7,043   1,337     13,788   1,026     10,581    5,009     51,655
U.S. Foodservice                    +    100     1,769    100      1,769     400      7,075     300      5,306      700     12,381
Universal Foods Corp.                    358     6,466    463      8,363     717     12,951     673     12,156    1,249     22,560
Vlasic Foods International          +     80       225    318        894     829      2,332     749      2,107    1,792      5,040
Weis Markets Inc.                        200     8,462    176      7,447      63      2,666     268     11,340      318     13,455
Whole Foods Market Inc.             +    200     7,594    352     13,365     701     26,616     625     23,730    1,425     54,106
Winn-Dixie Stores Inc.                   146     2,354    849     13,690   2,513     40,522   2,150     34,669    4,536     73,143
Wrigley William Jr. Co.                  134     9,062    529     35,774   1,544    104,413   1,149     77,701    3,444    232,901
                                               -------         ---------          ---------          ---------           ---------
                                               216,234         1,077,229          3,108,695          2,550,357           6,226,297


FOREST PRODUCTS & PAPER
Percent of Net Assets                             0.10%             0.20%              0.31%              0.36%               0.40%
Boise Cascade Corp.                       59     1,759    473     14,101     812     24,208     866     25,818    1,553     46,299
Bowater Inc.                             195     9,592    513     25,233   1,460     71,814   1,146     56,369    2,904    142,840
Champion International Corp.             122     6,313    561     29,032   1,672     86,526   1,308     67,689    2,864    148,212
Chesapeake Corp.                         256     5,680    176      3,905     316      7,011     237      5,258      674     14,954
Consolidated Papers Inc.                 172     6,525    657     24,925   1,638     62,142   1,311     49,736    2,962    112,371
Crown Vantage Inc.                  +     21        38     42         76      91        165      72        130      117        212
Deltic Timber Corp.                      140     3,115    145      3,226     269      5,985     178      3,960      295      6,564
Fort James Corp.                          51       959    901     16,950   3,534     66,483   2,749     51,716    6,283    118,199
Georgia-Pacific (Georgia-Pacific Group)  244     8,464  1,346     46,689   2,948    102,259   2,512     87,135    5,274    182,942
Georgia-Pacific (Timber Group)           337     7,435  1,226     27,049   2,557     56,414   1,639     36,160    4,978    109,827
Glatfelter (P.H.) Co.                    486     5,953    246      3,013     674      8,256     437      5,353      780      9,555
International Paper Co.                  318    11,706  2,466     90,780   6,968    256,509   5,785    212,960   12,984    477,973
Louisiana-Pacific Corp.                   63       744    392      4,631   1,801     21,274   1,534     18,120    3,271     38,639
Mead Corp.                               102     3,054    635     19,010   1,846     55,265   1,310     39,218    2,762     82,687
Potlatch Corp.                             2        76    230      8,740     520     19,760     512     19,456      485     18,430
Schweitzer-Mauduit International Inc.     20       273     81      1,104     188      2,562     157      2,139      310      4,224

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                       LifePath Income       LifePath 2010    LifePath 2020     LifePath 2030     LifePath 2040
                                   ----------------------  ----------------- ---------------  ----------------  ------------------
                                    Shares          Value  Shares      Value Shares    Value   Shares    Value  Shares     Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Temple-Inland Inc.                           49   $ 2,505     455   $ 23,262    906 $  46,319    739  $ 37,781   1,565   $  80,011
Wausau-Mosinee Paper Corp.                  392     5,120     278      3,631    501     6,544    363     4,742     328       4,284
Westvaco Corp.                               56     1,543     652     17,971  1,928    53,140  1,327    36,575   2,724      75,080
Weyerhaeuser Co.                            259    13,290   1,369     70,247  3,919   201,094  3,256   167,074   7,237     371,349
Willamette Industries Inc.                  109     3,699     670     22,738  1,882    63,870  1,413    47,954   3,326     112,876
                                                  -------           --------        ---------         --------           ---------
                                                   97,843            456,313        1,217,600          975,343           2,157,528
GAS
Percent of Net Assets                               0.03%              0.03%            0.05%             0.06%              0.05%
AGL Resources Inc.                          538     9,180     387      6,603    699    11,927    498     8,497     459       7,832
Eastern Enterprises                          39     2,257     180     10,418    411    23,787    372    21,530     601      34,783
Indiana Energy Inc.                           0        --       0         --    411     6,710      0        --       0          --
KeySpan Corp.                                 0        --       0         --    630    12,836      0        --       0          --
MCN Energy Group Inc.                         0        --       0         --    815    19,611      0        --       0          --
Nicor Inc.                                   44     1,337     320      9,720    779    23,662    691    20,989   1,239      37,635
Oneok Inc.                                   49     1,112     225      5,105    483    10,958    487    11,049     545      12,365
Peoples Energy Corp.                         53     1,534     245      7,090    549    15,887    567    16,408     761      22,021
Sempra Energy                                48       864   1,463     26,334  3,953    71,154  3,459    62,262   6,980     125,640
Washington Gas Light Co.                    464    11,078     317      7,568    547    13,060    405     9,669     389       9,287
                                                  -------           --------          -------         --------           ---------
                                                   27,362             72,838          209,592          150,404             249,563
HAND / MACHINE TOOLS
Percent of Net Assets                               0.02%              0.02%            0.03%             0.04%               0.05%
Black & Decker Corp.                        116     3,821     516     16,996  1,402    46,178  1,224    40,316   2,579      84,946
Kennametal Inc.                             300     6,975     264      6,138    360     8,370    268     6,231     630      14,647
Milacron Inc.                                 0        --     337      4,676    577     8,006    462     6,410     835      11,586
Snap-On Inc.                                 38       829     347      7,569    731    15,945    762    16,621   1,643      35,838
SPX Corp.                             +      33     2,873      43      3,744    255    22,201    217    18,893     540      47,014
Stanley Works (The)                          92     2,116     431      9,913  1,414    32,522    872    20,056   2,415      55,545
                                                  -------           --------          -------         --------           ---------
                                                   16,614             49,036          133,222          108,527             249,576
HEALTH CARE
Percent of Net Assets                               0.34%               0.75%           1.15%             1.39%               1.74%
Allergan Inc.                               110     5,534     748     37,634  1,698    85,431  1,546    77,783   3,676     184,949
Apria Healthcare Group, Inc.          +     500     7,125     528      7,524    701     9,989    714    10,174   1,248      17,784
Arrow International Inc.                      0        --      88      3,476      0        --      0        --     177       6,991
Bard (C.R.) Inc.                             43     1,698     435     17,182    773    30,533    867    34,246   1,621      64,029
Bausch & Lomb Inc.                           46     2,426     461     24,318    915    48,266    755    39,826   1,585      83,609
Baxter International Inc.                   205    11,172   1,732     94,394  4,870   265,415  4,056   221,052   9,083     495,023
Beckman Coulter Inc.                        194     9,336     196      9,432    545    26,228    519    24,977   1,484      71,417
Becton Dickinson & Co.                       78     2,423   1,524     47,339  4,192   130,214  3,380   104,991   8,175     253,936
Beverly Enterprises Inc.              +     575     1,509   1,360      3,570  2,642     6,935  2,459     6,455   5,535      14,529
Biomet Inc.                                 112     3,696     576     19,008  1,801    59,433  1,427    47,091   3,410     112,530
Boston Scientific Corp.               +      12       219   2,131     38,891  6,947   126,783  5,549   101,269  12,628     230,461
Columbia/HCA Healthcare Corp.               340     6,566   4,264     82,349  0,471   202,221  9,217   178,003  19,454     375,705
Covance Inc.                          +     190     2,707     511      7,282    902    12,853    583     8,308   1,354      19,294
Foundation Health Systems             +     391     3,250   1,443     11,995  2,702    22,460  2,522    20,964   5,571      46,309
Genzyme Surgical Products             +      22       280     124      1,565     59       745    165     2,083     243       3,068
Guidant Corp.                         +     157    10,578   1,428     96,211  4,474   301,436  3,254   219,238   9,361     630,697
Health Management Associates Inc."A"  +     962    10,341   2,095     22,521  4,364    46,913  3,676    39,517  12,290     132,117
Healthsouth Corp.                     +     190       926   2,700     13,163  6,907    33,672  6,304    30,732  12,065      58,817
Hillenbrand Industries Inc.                 200     6,075     328      9,963    689    20,928    604    18,346   2,473      75,117
Humana Inc.                           +      67       456   1,000      6,813  2,722    18,544  2,457    16,738   4,455      30,350
IDEXX Laboratories Inc.               +     400    11,825     440     13,007    701    20,723    536    15,845     983      29,060
Johnson & Johnson                           740    53,095   6,693    480,223  0,535 1,473,386  6,820 1,206,835  44,432   3,187,996
Laboratory Corporation of
  America Holdings                    +     660     2,640     367      1,468  1,014     4,056    710     2,840   1,281       5,124
LifePoint Hospitals Inc.              +       0        --     141      2,124    572     8,580    436     6,567   1,087      16,305
Lincare Holdings Inc.                 +       0        --     340      7,969    601    14,086    614    14,391   1,600      37,500
Mallinckrodt Inc.                            77     1,896     459     11,303    998    24,576    870    21,424   1,927      47,452
Manor Care Inc.                       +       1         9     651      5,656  1,894    16,454  1,487    12,918   4,622      40,154
Medtronic Inc.                            1,682    81,472   7,618    368,997  7,488   847,075  6,154   782,459  38,738   1,876,372
Mid Atlantic Medical Services Inc.    +     400     3,275     440      3,603    714     5,846    446     3,652   1,248      10,218
NovaCare Inc.                         +       0        --       0         --    954       170    734       131       0          --
Oakley Inc.                           +     600     5,175     528      4,554  1,152     9,936    814     7,021   1,160      10,005
Oxford Health Plans Inc.              +     400     6,175     880     13,585  1,665    25,703  1,696    26,182   3,468      53,537
PacifiCare Health Systems Inc. "A"    +     286    12,995     222     10,087  1,051    47,755    667    30,307   1,469      66,748
Quest Diagnostics Inc.                +      46     1,578     211      7,240    451    15,475    347    11,906     829      28,445
Quorum Health Group Inc.              +      50       445     584      5,201  1,164    10,367    948     8,443   2,243      19,977
St. Jude Medical Inc.                 +     132     3,448     461     12,044  1,480    38,665  1,004    26,230   2,185      57,083
Steris Corp.                          +     200     1,937     880      8,525  1,678    16,256  1,607    15,568   3,368      32,627
Stryker Corp.                               348    20,358     710     41,535  1,487    86,989  1,139    66,631   4,186     244,881
Tenet Healthcare Corp.                +      34       595   1,952     34,160  5,133    89,827  4,244    74,270   9,220     161,350
Thermo Cardiosystems Inc.             +     150     2,194     220      3,217    263     3,846    268     3,920     498       7,283
Thermolase Corp.                      +       0        --      88        170      0        --      0        --     365         707
Total Renal Care Holdings             +       0        --     980      2,940    100       300      0        --     188         564

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                       LifePath Income    LifePath 2010      LifePath 2020      LifePath 2030      LifePath 2040
                                      ----------------  -----------------  -----------------  -----------------  -----------------
                                      Shares     Value  Shares      Value  Shares      Value  Shares      Value  Shares      Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Triad Hospitals Inc.              +        0  $     --     241 $    3,856     572 $    9,152     526 $    8,416   1,087 $   17,392
Trigon Healthcare Inc.            +        0        --     328     10,475     200      6,387     100      3,194     400     12,775
United Healthcare Corp.                  157     8,027   1,444     73,825   3,249    166,105   2,667    136,350   5,992    306,341
Universal Health Services         +      200     7,775     152      5,909     501     19,476     514     19,982   1,313     51,043
Varian Medical Systems Inc.       +      177     7,069     431     17,213     820     32,749     795     31,750   1,659     66,256
Vencor Inc.                       +      500        90     616        111   1,315        237   1,053        190   2,185        393
VISX Inc.                         +        0        --     100      1,694     400      6,775     200      3,387     400      6,775
Wellpoint Health Networks Inc.    +        0        --     340     22,950   1,051     70,942     757     51,097   1,785    120,487
                                              --------         ----------         ----------         ----------         ----------
                                               318,390          1,728,271          4,520,893          3,793,699          9,421,582
HOLDING COMPANIES-DIVERSIFIED
Percent of Net Assets                             0.01%              0.10%              0.13%              0.13%              0.20%
Berkshire Hathaway Inc. "A"       +        0        --       5    220,000     110    484,000      80    352,000     240  1,056,000
Berkshire Hathaway Inc. "B"       +        9    12,960       3      4,320      21     30,240       4      5,760      26     37,440
                                              --------         ----------         ----------         ----------         ----------
                                                12,960            224,320            514,240            357,760          1,093,440
HOME BUILDERS
Percent of Net Assets                             0.01%              0.02%              0.02%              0.02%              0.03%
Centex Corp.                             104     2,048     468      9,214     760     14,963     689     13,565   1,647     32,425
Champion Enterprises Inc.         +        0        --       0         --     100        631       0         --     188      1,187
Clayton Homes Inc.                       557     4,526   1,421     11,546   2,888     23,465   2,612     21,223   6,138     49,871
Fleetwood Enterprises Inc.                32       494     313      4,832     498      7,688     455      7,024     780     12,041
Kaufman & Broad Home Corp.                49       937     298      5,699     614     11,743     437      8,358     819     15,663
Oakwood Homes Corp.                      200       512     616      1,578   1,239      3,175   1,171      3,001   2,408      6,170
Pulte Corp.                               90     1,513     344      5,784     666     11,197     527      8,860     991     16,661
Skyline Corp.                             20       430      39        838     195      4,192      70      1,505     117      2,515
                                              --------         ----------         ----------         ----------         ----------
                                                10,460             39,491             77,054             63,536            136,533
HOME FURNISHINGS
Percent of Net Assets                             0.02%              0.04%              0.05%              0.06%              0.08%
Bassett Furniture Industries inc.         25       337      44        594     175      2,362     107      1,444     182      2,457
Ethan Allen Interiors Inc.               300     6,994     278      6,481   1,001     23,336   1,071     24,968   2,119     49,399
Furniture Brands International
 Inc.                             +        0        --     200      3,212     300      4,819     100      1,606     200      3,212
Leggett & Platt Inc.                     296     4,976   1,980     33,289   3,388     56,961   2,994     50,337   9,249    155,499
Maytag Corp.                              96     2,538     424     11,210     969     25,618   1,024     27,072   2,409     63,688
Sunbeam Corp.                     +      300     1,237   1,155      4,764   2,028      8,365   1,975      8,147   4,475     18,459
Sunbeam Corp. Warrants
 (Expire 08/24/03)                +        0        --      67         84       0         --       0         --      67         84
Whirlpool Corp.                           73     3,965     480     26,070   1,210     65,718     968     52,574   2,189    118,890
Zenith Electronics Corp.          +       44         1      89          1     279          4     230          4     367          6
                                              --------         ----------         ----------         ----------         ----------
                                                20,048             85,705            187,183            166,152            411,694
HOUSEHOLD PRODUCTS / WARES
Percent of Net Assets                             0.04%              0.08%              0.13%              0.16%              0.19%
American Greetings Corp. "A"             123     2,122     480      8,280     991     17,095     857     14,783   2,015     34,759
Avery Dennison Corp.                      70     4,248     516     31,315   1,402     85,084   1,144     69,427   3,428    208,037
Blyth Industries Inc.             +        0        --       0         --     100      2,244     100      2,244     200      4,487
Clorox Co.                               256    10,352   1,220     49,334   3,924    158,677   3,232    130,694   7,202    291,231
Dial Corp.                               436     6,267   1,026     14,749   1,877     26,982   2,414     34,701   5,606     80,586
Enesco Group Inc.                        220     1,595     150      1,087     262      1,899     191      1,385     186      1,349
Ennis Business Forms Inc.                  0        --       0         --     216      1,579       0         --       0         --
Fortune Brands Inc.                      180     3,938   1,251     27,366   2,834     61,994   2,369     51,822   5,027    109,966
Gibson Greetings Inc.             +        0        --       0         --     314      2,532       0         --       0         --
Harland (John H.) Co.                     55       849     218      3,365     543      8,383     550      8,491     997     15,391
Jostens Inc.                              77     1,853      65      1,564     480     11,550     372      8,951     948     22,811
National Presto Industries Inc.            0        --       0         --     102      3,226      72      2,277       0         --
Newell Rubbermaid Inc.                     5       116   1,297     29,993   4,627    106,999   3,756     86,857   8,504    196,655
Pennzoil-Quaker State Co.                  0        --     398      3,482   1,283     11,226     986      8,628   1,454     12,722
Standard Register Co.                    301     4,101       0         --     379      5,164     279      3,801       0         --
Tupperware Corp.                          63     1,083     370      6,359   1,006     17,291     794     13,647   1,927     33,120
Wallace Computer Services Inc.            90       939     176      1,837     263      2,745     277      2,891     718      7,494
Water Pik Technologies Inc.       +        0        --      62        419     165      1,112     143        965     287      1,937
                                              --------         ----------         ----------         ----------         ----------
                                                37,463            179,150            525,782            441,564          1,020,545
INSURANCE
Percent of Net Assets                             0.39%              0.97%              1.41%              1.76%              1.95%
Aetna Inc.                               154     6,333     835     34,339   2,428     99,852   1,961     80,646   4,519    185,844
AFLAC Inc.                               262     9,579   2,957    108,115   4,848    177,255   4,458    162,996   9,691    354,327
Alleghany Corp.                   +        2       372     104     19,338     106     19,709     106     19,709      10      1,859
Allmerica Financial Corp.                 24     1,002     630     26,302   1,484     61,957   1,214     50,684   1,151     48,054
Allstate Corp.                           614    11,973   5,112     99,684  13,571    264,634  11,551    225,244  25,189    491,185
AMBAC Financial Group Inc.               300    13,181     516     22,672     952     41,828     971     42,663   3,480    152,902
American Financial Group Inc.            304     6,384     143      3,003     688     14,448     700     14,700   1,837     38,577
American General Corp.                   226    11,794   1,718     89,658   4,152    216,682   3,696    192,885   7,718    402,783
American International Group           1,195   105,683   9,957    880,572  26,437  2,338,022  22,197  1,963,047  50,452  4,461,849
American National Insurance Co.          100     5,850      88      5,148     163      9,535     368     21,528     330     19,305
AON Corp.                                245     5,130   1,543     32,296   4,099     85,812   3,588     75,113   7,671    160,612
Argonaut Group Inc.                        0        --      88      1,672       0         --     179      3,401     265      5,035

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                       LifePath Income    LifePath 2010      LifePath 2020      LifePath 2030      LifePath 2040
                                      ----------------  -----------------  -----------------  -----------------  ------------------
                                      Shares     Value  Shares      Value  Shares      Value  Shares      Value  Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Chicago Title Corp.                      106  $  4,929     181 $    8,416     361 $   16,786     725 $   33,712     817 $    37,990
Chubb Corp.                              195     9,592   1,154     56,762   2,913    143,283   2,470    121,493   5,442     267,678
Cigna Corp.                              217    16,017   1,453    107,250   3,421    252,513   3,176    234,429   6,320     466,495
Cincinnati Financial Corp.               120     3,585   1,168     34,894   2,780     83,053   2,365     70,654   5,015     149,823
CNA Financial Corp.               +      200     5,400      76      2,052     151      4,077     514     13,878   1,402      37,854
Conseco Inc.                               2        29   1,882     27,524   5,311     77,673   4,375     63,984   9,645     141,058
Everest Re Group Ltd.                    100     2,456     416     10,218   1,040     25,545     971     23,850   2,396      58,852
Financial Security Assurance
 Holdings Ltd.                             0        --       0         --     100      4,500       0         --     100       4,500
First American Financial Corp.           100     1,162     616      7,161   1,240     14,415     961     11,172     200       2,325
Fremont General Corp.                    300     2,175     804      5,829   1,327      9,621   1,150      8,337   2,473      17,929
Hancock (John) Financial
 Services                         +        0        --       0         --   1,300     20,637       0         --   4,500      71,437
Hartford Financial Services
 Group Inc.                              192     6,000   1,547     48,344   3,730    116,562   3,396    106,125   6,860     214,375
Hartford Life Inc. "A"                     0        --       0         --     100      3,537     100      3,537     100       3,537
Highlands Insurance Group Inc.    +       37       301      67        544     151      1,227     121        983     191       1,552
Horace Mann Educators Corp.              300     4,650     616      9,548   1,240     19,220   1,161     17,995   2,685      41,617
HSB Group Inc.                           345     8,539     170      4,207     556     13,761     546     13,514   1,428      35,343
Jefferson-Pilot Corp.                    140     7,289     618     32,175   1,765     91,890   1,462     76,115   3,124     162,643
Leucadia National Corp.                    0        --     328      7,011     852     18,211     871     18,618   2,308      49,333
Lincoln National Corp.                   238     6,619   1,432     39,828   3,228     89,779   2,910     80,934   5,902     164,149
Loews Corp.                              135     6,007     733     32,618   1,907     84,861   1,567     69,731   3,363     149,653
Marsh & McLennan Companies Inc.          220    17,023   1,577    122,020   4,550    352,056   3,783    292,710   8,450     653,819
MBIA Inc.                                 94     3,607     624     23,946   1,802     69,152   1,370     52,574   2,860     109,753
Mercury General Corp.                    200     4,537     152      3,448     501     11,366     514     11,661   1,325      30,061
MGIC Investment Corp.                     95     3,551     734     27,433   1,911     71,424   1,463     54,680   3,339     124,795
MONY Group Inc.                            0        --       0         --     200      5,725     100      2,862     400      11,450
Ohio Casualty Corp.                      500     6,187     504      6,237   1,102     13,637     928     11,484   2,704      33,462
Old Republic International Corp.         525     6,136   1,506     17,601   3,124     36,512   2,824     33,005   6,438      75,244
PMI Group Inc. (The)                     150     5,447     228      8,279     621     22,550     504     18,302   1,722      62,530
Progressive Corporation                   75     4,462     425     25,287   1,224     72,828     918     54,621   2,101     125,009
Protective Life Corp.                    100     2,200     692     15,224   1,302     28,644   1,239     27,258   3,026      66,572
Radian Group Inc.                        100     3,469     264      9,157     526     18,246     536     18,592   1,348      46,759
Reinsurance Group of America Inc.          0        --     528      9,009       0         --       0         --     100       1,706
Reliance Group Holdings Inc.             100       444     892      3,958   1,778      7,890   1,518      6,736   3,456      15,336
Reliastar Financial Corp.                400    11,175   1,056     29,502   1,865     52,103   1,796     50,176   4,881     136,363
Safeco Corp.                             156     3,276     843     17,703   2,167     45,507   2,038     42,798   4,378      91,938
St. Paul Companies Inc.                  164     3,669   1,470     32,891   3,898     87,218   3,270     73,166   6,978     156,133
Torchmark Corp.                          142     2,813     832     16,484   2,366     46,876   2,063     40,873   4,304      85,273
Transatlantic Holdings Inc.              126     8,875     220     15,496     366     25,780     437     30,781     836      58,886
Travelers Property Casualty Corp.          0        --     188      5,945     300      9,487     268      8,475     500      15,812
21st Century Insurance Group               0        --   1,044     18,400   2,016     35,532   1,864     32,853     288       5,076
UICI                              +      200     1,737     528      4,620     877      7,674     804      7,035   2,143      18,751
Unitrin Inc.                             300    10,181     604     20,498   1,402     47,580   1,328     45,069   2,926      99,301
UnumProvident Corp.                      269     3,598   1,754     23,460   3,849     51,480   3,475     46,478   7,043      94,200
Wesco Financial Corp.                      0        --       0         --       0         --       0         --      88      19,778
White Mountains Insurance Group
 Inc.                                      0        --       0         --       0         --       0         --     100      11,025
                                             ---------         ----------         ----------         ----------         -----------
                                               364,418          2,213,778          5,540,152          4,783,866          10,549,507
IRON / STEEL
Percent of Net Assets                             0.02%              0.03%              0.05%              0.05%               0.06%
AK Steel Holding Corp.                    42       349     316      2,627     684      5,688     582      4,838   1,366      11,353
Allegheny Technologies Inc.               41       694     629     10,654   1,611     27,286   1,406     23,814   2,819      47,747
Bethlehem Steel Corp.             +        7        40     603      3,430   2,316     13,172   2,002     11,386   3,709      21,095
LTV Corp.                                900     2,981   1,408      4,664   2,730      9,043   2,511      8,318   6,153      20,382
Nucor Corp.                              121     6,012     499     24,794   1,516     75,326   1,135     56,395   2,582     128,293
Oregon Steel Mills Inc.                    0        --       0         --     262      1,081     178        734       0          --
Ryerson Tull Inc.                        207     2,743     381      5,048   1,298     17,198   1,132     14,999   2,371      31,416
Steel Dynamics Inc.               +        0        --     264      4,059     526      8,087     357      5,489     983      15,114
USX-U.S. Steel Group Inc.                126     2,756     455      9,953   1,599     34,978   1,069     23,384   2,147      46,966
                                             ---------         ----------         ----------         ----------         -----------
                                                15,575             65,229            191,859            149,357             322,366
LEISURE TIME
Percent of Net Assets                             0.08%              0.12%              0.15%              0.18%               0.21%
AMF Bowling Inc.                  +        0        --     176        572     451      1,466     368      1,196     807       2,623
Bally Total Fitness Holding
 Corp.                            +       26       699      67      1,801     162      4,354     104      2,795     197       5,294
Brunswick Corp.                          126     2,229     595     10,524   1,792     31,696   1,225     21,667   2,595      45,899
Callaway Golf Co.                        296     3,552     950     11,400   1,816     21,792   1,846     22,152   3,935      47,220
Carnival Corp. "A"                       570    16,423   4,302    123,951  10,470    301,667   8,659    249,487  19,378     558,329
Galileo International Inc.               200     3,400     240      4,080     777     13,209     793     13,481   1,855      31,535
Harley-Davidson Inc.                     736    50,140   1,670    113,769   2,921    198,993   2,657    181,008   6,100     415,562
Navigant International Inc.       +        0        --      81        810     168      1,680     144      1,440     422       4,220
Sabre Holdings Corp.              +        0        --     176      7,062     351     14,084     268     10,753     442      17,735
                                             ---------         ----------         ----------         ----------         -----------
                                                76,443            273,969            588,941            503,979           1,128,417
LODGING
Percent of Net Assets                             0.04%              0.05%              0.07%              0.09%               0.11%
Choice Hotels International
 Inc.                             +       59       981     444      7,381   1,069     17,772     720     11,970   1,175      19,534
Crestline Capital Corp.           +      100     1,812     185      3,353     298      5,401     428      7,757     992      17,980

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                  LifePath Income       LifePath 2010      LifePath 2020        LifePath 2030       LifePath 2040
                                 ------------------   -----------------  ------------------  ------------------  -----------------
                                 Shares       Value   Shares      Value  Shares       Value   Shares      Value  Shares      Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Extended Stay America Inc.     +    400   $   2,600      880  $   5,720   1,765  $    1,472    1,618 $   10,517   3,745 $    24,342
Hilton Hotels Corp.                 440       3,080    2,206     15,442   5,475      38,325    5,223     36,561  12,006      84,042
Homestead Village Inc.         +     75         164       76        166     188         411      201        440     266         582
Interstate Hotels Corp.        +     25          78       63        197     214         669      206        644     331       1,034
Marriott International Inc.         296       8,159    1,412     38,918   4,165     114,798    3,306     91,122   7,482     206,223
Starwood Hotels & Resorts
  Worldwide Inc.                    864      19,386    1,782     39,984   3,390      76,063    3,297     73,976   9,493     212,999
Sunburst Hospitality Corp.     +     19          93      147        717     422       2,057      340      1,657     458       2,233
Wyndham International Inc. "A" +    751       1,784    1,911      4,539   3,624       8,607    3,287      7,807   7,531      17,886
                                          ---------           ---------          ----------            --------          ----------
                                             38,137             116,417             275,575             242,451             586,855
MACHINERY
Percent of Net Assets                          0.09%               0.17%               0.24%               0.30%               0.31%
AGCO Corp.                          300       3,300      792      8,712   1,590      17,490    1,528     16,808   3,480      38,280
Briggs & Stratton Corp.              42       1,404      158      5,283     442      14,779      449     15,013     644      21,534
Caterpillar Inc.                    310      10,869    2,209     77,453   6,120     214,582    5,268    184,709  11,074     388,282
Cognex Corp.                   +      0          --      264     11,599     614      26,978      536     23,550   1,248      54,834
Cummins Engine Company Inc.          25         833      288      9,594     621      20,687      509     16,956     881      29,348
Deere & Co.                         189       6,757    1,794     64,135   4,165     148,899    3,602    128,772   7,070     252,752
Dover Corp.                         185       7,134    1,493     57,574   3,602     138,902    3,138    121,009   7,294     281,275
Flowserve Corp.                     200       2,300      528      6,072   1,152      13,248      982     11,293   2,231      25,656
Harnischfeger Industries Inc.  +     40          30      175        131     913         685      684        513   1,450       1,088
Imation Corp.                  +    276       8,539      454     14,046     615      19,027      653     20,202   1,528      47,273
Ingersoll-Rand Co.                  172       6,590    1,180     45,209   2,912     111,566    2,477     94,900   4,892     187,425
Magnetek Inc.                  +      0          --        0         --     322       2,777        0         --       0          --
McDermott International Inc.          0          --      346      3,244     853       7,997    1,022      9,581   1,718      16,106
NACCO Industries Inc.                 0          --       48      2,085     147       6,385      149      6,472     179       7,775
Nordson Corp.                       214       8,293      141      5,464     257       9,959      186      7,207     340      13,175
Presstek Inc.                  +    200       4,750      352      8,360     451      10,711      457     10,854     630      14,962
Rockwell International Corp.        210       9,503    1,404     63,531   3,279     148,375    2,913    131,813   5,796     262,269
Stewart & Stevenson Services
Inc.                                364       3,572      334      3,277     434       4,259      326      3,199     846       8,301
Tecumseh Products Co. "A"           241      10,393      167      7,202     302      13,024      222      9,574     381      16,431
Unova Inc.                     +     34         393      382      4,417   1,027      11,875      730      8,441   1,567      18,118
                                          ---------           ---------          ----------           ---------          ----------
                                             84,660             397,388             942,205             820,866           1,684,884
MANUFACTURERS
Percent of Net Assets               200        0.62%               1.56%               2.62%               3.13%               4.00%
Carlisle Companies Inc.             123       6,625      152      5,035     501      16,596      514     17,026   1,413      46,806
Cooper Industries Inc.              185       3,721      734     22,203   2,053      62,103    1,600     48,400   3,377     102,154
Corning Inc.                         20      34,780    1,218    228,984   3,958     744,104    3,163    594,644   8,556   1,608,528
Crane Co.                           190         398      507     10,077     997      19,815      796     15,821   1,982      39,392
Danaher Corp.                       233       7,754      687     28,038   2,343      95,624    1,845     75,299   4,591     187,370
Eastman Kodak Co.                    76      13,354    2,232    127,922   5,766     330,464    4,626    265,128   9,936     569,457
Eaton Corp.                         498       5,695      459     34,396   1,229      92,098      959     71,865   2,154     161,415
Federal Signal Corp.                  2       7,439      431      6,438     707      10,561      716     10,695   1,672      24,975
FMC Corp.                                        97      223     10,774     608      29,374      566     27,345     723      34,930
General Electric Co.              2,503     330,865   16,732  2,211,761  48,914   6,465,819   40,508  5,354,651 105,612  13,960,586
Harsco Corp.                        238       5,905      434     10,769     982      24,366    1,012     25,110   2,391      59,327
Illinois Tool Works Inc.            290      14,989    1,787     92,366   5,044     260,712    4,228    218,535   9,398     485,759
ITT Industries Inc.                 126       3,056      731     17,727   2,121      51,434    1,594     38,654   3,282      79,588
Lancaster Colony Corp.              107       3,183      231      6,872     681      20,260      657     19,546   1,759      52,330
Mark IV Industries Inc.             247       4,940      556     11,120   1,126      22,520      948     18,960   2,298      45,960
Mascotech Inc.                        0          --      264      3,696       0          --      357      4,998     807      11,298
Minnesota Mining &
Manufacturing Co.                   395      34,809    2,515    221,634   6,837     602,511    5,659    498,699  12,716   1,120,598
National Service Industries
Inc.                           +     39         800      322      6,601     646      13,243      559     11,459     944      19,352
NCH Corp.                             0          --        0         --     109       4,319       79      3,130       0          --
Newport News Shipbuilding Inc.       64       1,812      257      7,276     539      15,260      415     11,750     847      23,981
Pall Corp.                           13         257      642     12,679   2,220      43,845    1,783     35,214   3,608      71,258
Pentair Inc.                        200       6,875      240      8,250     756      25,987      609     20,934   1,766      60,706
Pittston Brink's Group              352       6,292      614     10,975   1,341      23,970    1,115     19,931   2,732      48,834
Polaroid Corp.                       34         852      327      8,195     686      17,193      632     15,839   1,027      25,739
PPG Industries Inc.                 185       9,134    1,289     63,644   2,888     142,595    2,521    124,474   5,351     264,206
Teleflex Inc.                       350       9,888      240      6,780     596      16,837      593     16,752   1,678      47,403
Textron Inc.                        127       7,747      949     57,889   2,626     160,186    2,284    139,324   5,138     313,418
Trinity Industries Inc.             222       4,912      363      8,031     956      21,151      903     19,979   2,213      48,963
Tyco International Ltd.           1,444      54,782    8,504    322,621  24,786     940,319   20,066    761,254  53,582   2,032,767
U.S. Industries Inc.                427       4,884    1,246     14,251   2,439      27,896    2,236     25,574   5,279      60,379
                                          ---------           ---------          ----------           ---------          ----------
                                            585,845           3,577,004          10,301,162           8,510,990          21,607,479
 MEDIA
Percent of Net Assets                          0.91%               1.59%               2.27%               2.86%               3.31%
Adelphia Communications "A"    +      0          --        0         --     200      10,987      200     10,987     300      16,481
AMFM Inc.                      +    500      30,688    1,220     74,877   2,404     147,545    1,954    119,927   6,606     405,443
AT&T - Liberty Media Group
"A"                            +  6,010     314,023   12,444    650,199  21,050   1,099,862   19,950  1,042,387  47,794   2,497,236
AT&T - Liberty Media Group
"B"                            +      0          --       0          --       0          --        0         --     100       5,650
Belo (A.H.) Corp.                   312       4,017      850     10,944   1,778      22,892    1,575     20,278   3,792      48,822
Cablevision Systems Corp.      +      0          --      780     50,066   1,590     102,058    1,886    121,058     500      32,094

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments


                                  LifePath Income       LifePath 2010      LifePath 2020        LifePath 2030       LifePath 2040
                                 ------------------   -----------------  ------------------  ------------------  -----------------
                                 Shares       Value   Shares      Value  Shares      Value    Shares      Value  Shares      Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
CBS Corp.                     +     526    $ 31,330    4,740 $  282,326  13,018 $  775,385   10,997 $   655,009  24,243 $ 1,443,974
Central Newspapers Inc. "A"         200       5,713       76      2,171     151      4,313      693      19,794   1,943      55,497
Charter Communications Inc.   +       0          --        0         --       0         --        0          --     200       3,512
Chris-Craft Industries Inc.   +     123       8,062      243     15,992     457     30,076      316      20,797     211      13,887
Clear Channel Communications
Inc.                          +     233      15,524    2,081    138,647   5,784    385,359    4,742     315,936  10,677     711,355
Comcast Corp. "A"                   270      11,475    4,148    176,290  12,580    534,650    9,964     423,470  27,130   1,153,025
Disney (Walt) Co.                 1,549      51,892   13,061    437,543  35,193  1,178,966   29,524     989,054  65,903   2,207,750
Dow Jones & Co. Inc.                 94       5,863      548     34,182   1,170     72,979    1,259      78,530   2,455     153,131
Fox Entertainment Group Inc.  +     100       2,631      200      5,262     600     15,787      400      10,525     800      21,050
Gannett Co. Inc.                    298      19,426    1,630    106,256   4,691    305,795    3,886     253,319   8,709     567,718
Harcourt General Inc.                79       2,721      457     15,738   1,074     36,986      876      30,167   1,888      65,018
Hearst-Argyle Television Inc. +     300       6,244      704     14,652   1,327     27,618    1,250      26,016   2,773      57,713
Hispanic Broadcasting Corp.   +     100       9,344      252     23,546     514     48,027      725      67,742   1,137     106,238
Houghton Mifflin Co.                304      12,103      211      8,400     403     16,044      277      11,028     886      35,274
Infinity Broadcasting Corp.   +     437      13,957      975     31,139   2,205     70,422    2,792      89,170   5,743     183,417
Jones Intercable Inc. "A"     +       0          --        0         --     100      5,856      100       5,856     100       5,856
Knight Ridder Inc.                  124       5,813      562     26,344   1,374     64,406    1,051      49,266   2,448     114,750
Lee Enterprises Inc.                498      10,365        0         --     621     12,925      455       9,470       0          --
McGraw-Hill Companies Inc.          202      10,277    1,150     58,506   3,300    167,887    2,654     135,022   5,980     304,232
Media General Inc. "A"              280      14,473      194     10,027     359     18,556      259      13,387     503      25,999
MediaOne Group Inc.           +     470      36,895    3,885    304,972  10,394    815,929    8,812     691,742  19,475   1,528,787
Meredith Corp.                       82       2,347      404     11,565     711     20,352      698      19,980   1,371      39,245
New York Times Co. "A"              162       6,845    1,313     55,474   3,067    129,581    2,774     117,201   5,601     236,642
Primedia Inc.                 +       0          --       76      1,411     151      2,803      168       3,119     895      16,613
Readers Digest Association "A       300      10,313    1,056     36,300   2,028     69,712    1,975      67,891   3,998     137,431
Readers Digest Association "B       200       5,950      264      7,854     263      7,824      268       7,973     630      18,743
Scholastic Corp.              +     200      10,363      176      9,119     175      9,067      179       9,274     353      18,290
Scripps  (E.W.) Company             200       8,625      264     11,385     514     22,166      725      31,266   1,237      53,346
TCI Satellite Entertainment
Group "A"                           107       1,351      477      6,022   1,008     12,726      788       9,949   1,649      20,819
Time Warner Inc.                  1,244     106,362    7,371    630,220  18,963  1,621,336   16,014   1,369,197  41,092   3,513,366
Times Mirror Co. "A"                117       5,967      324     16,524   1,064     54,264      829      42,279   2,141     109,191
Tribune Co.                         232       9,034    1,544     60,120   4,128    160,734    3,980     154,971   7,208     280,662
TV Guide Inc.                 +       0          --        0         --       0         --        0          --     400      18,850
UnitedGlobalCom Inc. "A"      +       0          --        0         --     200     20,900      200      20,900     200      20,900
Univision Communications Inc. +       0          --       64      6,520     438     44,621      346      35,249     983     100,143
USA Networks Inc.             +   1,044      23,425    1,258     28,226   2,478     55,600    2,222      49,856  10,690     239,857
Viacom Inc. "B"               +     464      25,868    4,510    251,432  11,834    659,746   10,188     567,981  22,170   1,235,977
Washington Post Company
(The) "B"                            27      13,169       88     42,922     158     77,064      119      58,042      87      42,434
Ziff-Davis Inc.               +       0          --      152      2,888     414      7,866      525       9,975   1,513      28,747
                                           --------           ---------         ----------            ---------         -----------
                                            852,455           3,656,061          8,947,672            7,785,040          17,895,165
METAL FABRICATE / HARDWARE
Percent of Net Assets                          0.01%               0.01%              0.02%                0.02%               0.02%
Circor International Inc.     +     154       2,041        0         --      203     2,690      149       1,974       0          --
Kaydon Corp.                          0          --        0         --      438    10,074        0          --       0          --
Lawson Products Inc.                  0          --        0         --      173     3,892        0          --       0          --
Precision Castparts Corp.           100       2,581      264      6,814      526    13,577      547      14,119   1,160      29,942
Timken Co.                           42         601      370      5,296      800    11,450      663       9,489   1,719      24,603
Worthington Industries Inc.          77       1,020      452      5,989    1,715    22,724    1,304      17,278   2,732      36,199
                                           --------           ---------         ----------            ---------         -----------
                                              6,243              18,099             64,407               42,860              90,744
METALS-DIVERSIFIED
Percent of Net Assets                          0.04%               0.10%              0.15%                0.20%               0.21%
Alcoa Inc.                          378      25,893    2,340    160,290    6,192   424,152    5,556     380,586  11,844     811,314
Freeport-McMoRan Copper & Gold
Inc.                          +      16         220      357      4,909    2,788    38,335    2,267      31,171   4,961      68,214
MAXXAM Inc.                   +       0          --        0         --      112     3,290        0          --       0          --
Phelps Dodge Corp.                  125       5,891      614     28,935    1,271    59,896    1,221      57,540   2,542     119,792
Reynolds Metals Co.                  49       3,112      476     30,226    1,054    66,929      871      55,309   2,084     132,334
USEC Inc.                           400       1,425    1,308      4,660    2,542     9,056    2,289       8,155   5,299      18,878
                                           --------           ---------         ----------             --------         -----------
                                             36,541             229,020            601,658              532,761           1,150,532
MINING
Percent of Net Assets                          0.00%               0.02%              0.02%                0.03%               0.03%
Battle Mountain Gold Co.      +     137         291    1,287      2,735    3,666     7,790    3,020       6,418   6,486      13,783
Homestake Mining Company             42         273    1,212      7,878    3,586    23,309    3,016      19,604   5,811      37,771
Newmont Mining Corp.                 87       1,914    1,371     30,333    2,763    61,120    2,533      56,043   5,496     121,599
                                           --------           ---------         ----------             --------         -----------
                                              2,478              40,946             92,219               82,065             173,153
OFFICE / BUSINESS EQUIPMENT
Percent of Net Assets                          0.02%                0.08%             0.13%                0.15%               0.18%
HON Industries Inc.                   6         111      651      12,003    1,399   25,794    1,068      19,691   2,635      48,583
Lanier Worldwide Inc.         +       0          --      597       1,679    1,290    3,628    1,043       2,933   1,972       5,546
Miller (Herman) Inc.                376       7,708    1,079      22,119   2,476    50,758    2,246      46,043   4,840      99,220
Pitney Bowes Inc.                    66       3,267    1,261      62,419    4,033  199,633    3,089     152,906   7,849     388,526
Xerox Corp.                         420       9,109    3,842      83,323   11,150  241,816    9,204     199,612  20,720     449,365
                                           --------           ----------           -------           ----------         -----------
                                             20,195              181,543           521,629              421,185             991,240

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                       LifePath Income   LifePath 2010     LifePath 2020     LifePath 2030       LifePath 2040
                                      ---------------- -----------------  ---------------- -----------------  --------------------
                                      Shares    Value   Shares     Value   Shares    Value   Shares    Value    Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
OIL & GAS PRODUCERS
Percent of Net Assets                           0.52%               1.47%              2.17%               2.66%               2.99%
Amerada Hess Corp.                      122  $ 6,169      505   $ 25,534   1,664   $ 84,136    1,211   $ 61,231    2,623  $ 132,625
Anadarko Petroleum Corp.                162    4,982      715     21,986   1,992     61,254    1,633     50,215    3,572    109,839
Apache Corp.                             96    3,504      618     22,557   1,876     68,474    1,418     51,757    3,219    117,494
Atlantic Richfield Co.                  233   16,543    2,035    144,485   5,437    386,027    4,537    322,127   10,225    725,975
Burlington Resources Inc.               194    5,359    1,151     31,796   3,553     98,152    2,834     78,289    6,522    180,170
Chesapeake Energy Corp.           +       0       --      352      1,034     976      2,867      546      1,604      984      2,891
Chevron Corp.                           560   41,825    4,180    312,194  11,163    833,737    9,351    698,403   20,899  1,560,894
Coastal Corp.                           144    6,057    1,318     55,438   3,567    150,037    3,030    127,449    6,545    275,299
Conoco Inc.                               0       --    3,570     70,284  10,500    206,719    8,590    169,116   19,480    383,513
Conoco Inc. "B"                           0       --      200      3,837     900     17,269      400      7,675      900     17,269
Devon Energy Corp.                       14      522      358     13,336     832     30,992      800     29,800    1,759     65,523
Diamond Offshore Drilling Inc.          100    3,175      880     27,940   1,665     52,864    1,507     47,847    3,656    116,078
EEX Corp.                         +      45      110      355        865     664      1,619      797      1,943    1,633      3,980
ENSCO International Inc.                500   15,125    1,748     52,877   3,519    106,450    3,293     99,613    7,389    223,517
EOG Resources Inc.                      100    1,525      980     14,945   1,765     26,916    1,618     24,675    3,745     57,111
Exxon Mobil Corp.                     2,748  206,959   23,181  1,745,819  59,117  4,452,249   50,246  3,784,152  110,827  8,346,658
Global Marine Inc.                +     600   13,463    1,889     42,384   4,107     92,151    3,564     79,967    8,523    191,235
Helmerich & Payne Inc.                    0       --      390     10,384     785     20,901      630     16,774    1,345     35,811
Kerr-McGee Corp.                         97    4,341      418     18,705   1,524     68,199    1,136     50,836    2,741    122,660
McMoRan Exploration Co.           +      46      920       41        820      79      1,580       41        820       79      1,580
Murphy Oil Corp.                        293   14,833      310     15,694     832     42,120      779     39,437    2,293    116,083
Nabors Industries Inc.            +     400   14,350    1,132     40,610   2,266     81,293    2,058     73,831    4,893    175,536
Noble Affiliates Inc.                    38      855      642     14,445   1,391     31,297    1,112     25,020    2,679     60,278
Noble Drilling Corp.              +     600   21,600    1,660     59,760   3,256    117,216    3,025    108,900    6,748    242,928
Occidental Petroleum Corp.              100    1,606    2,205     35,418   6,052     97,210    4,944     79,413   10,995    176,607
Ocean Energy Inc.                 +     891    9,523    1,961     20,958   3,682     39,351    3,588     38,347    7,694     82,230
Parker Drilling Co.               +       0       --        0         --     840      3,360      652      2,608        0         --
Phillips Petroleum Co.                  169    6,464    1,919     73,402   4,481    171,398    3,805    145,541    7,774    297,356
Pioneer Natural Resources Co.     +     476    3,957    1,329     11,047   2,509     20,856    2,319     19,277    5,148     42,793
Pogo Producing Co.                      300    6,938      264      6,105     526     12,164      446     10,314    1,072     24,790
Pride International Inc.          +       0       --      352      5,214     701     10,384      714     10,576    1,602     23,730
R&B Falcon Corporation            +     172    2,655    1,231     19,004   2,744     42,360    2,387     36,849    5,637     87,021
Rowan Companies Inc.              +      66    1,658      469     11,784   1,359     34,145      997     25,050    2,269     57,009
Santa Fe Snyder Corp.             +      83      623      712      5,340   1,843     13,822    1,406     10,545    3,196     23,970
Sunoco Inc.                             105    2,592      518     12,788   1,653     40,808    1,191     29,403    2,537     62,632
Texaco Inc.                             502   23,814    3,471    164,656   9,427    447,193    7,818    370,866   17,503    830,299
Tosco Corp.                             261    6,982    1,585     42,399   3,330     89,077    3,212     85,921    7,080    189,390
Transocean Sedco Forex Inc.             241    9,504    1,625     64,086   3,391    133,733    2,978    117,445    6,903    272,237
TransTexas Gas Corporation        +       0       --        0         --       0         --        0         --      265        124
Ultramar Diamond Shamrock Corp.         410    8,892      916     19,866   1,715     37,194    2,264     49,101    4,827    104,686
Union Pacific Resources Group            42      375    1,553     13,880   4,128     36,894    3,717     33,221    7,073     63,215
Unocal Corp.                            104    2,782    1,586     42,425   3,980    106,465    3,381     90,442    7,314    195,650
USX-Marathon Group Inc.                 255    5,514    1,980     42,818   5,189    112,212    4,106     88,792    9,367    202,561
Valero Energy Corp.                     180    4,590      778     19,839   1,483     37,816    1,236     31,518    3,003     76,577
Vastar Resources Inc.                   200   10,613      264     14,009     338     17,935      446     23,666      783     41,548
                                            --------          ----------         ----------          ----------          ----------
                                             491,299           3,372,767          8,538,896           7,250,376          16,119,372
OIL & GAS SERVICES
Percent of Net Assets                           0.14%               0.26%              0.39%               0.48%               0.56%
Baker Hughes Inc.                        99    2,562    1,890     48,904   5,488    142,002    4,506    116,593   13,721    355,031
BJ Services Co.                   +     300   17,119    1,068     60,943   2,041    116,465    1,896    108,191    4,310    245,939
Cooper Cameron Corp.              +     200   11,050      416     22,984   1,140     62,985    1,061     58,620    2,385    131,771
Friede Goldman Halter Inc.        +     155      814      148        777     250      1,312      231      1,213      389      2,042
Halliburton Co.                         465   17,757    2,555     97,569   7,444    284,268    6,161    235,273   13,789    526,567
Input/Output Inc.                 +     500    3,031      440      2,668     976      5,917      725      4,395    1,072      6,499
Schlumberger Ltd.                       461   34,056    3,455    255,238   9,341    690,066    7,813    577,185   17,513  1,293,773
Smith International Inc.          +     214   13,415      616     38,616   1,337     83,813    1,095     68,643    2,696    169,006
Tidewater Inc.                          265    7,503      848     24,009   1,724     48,811    1,426     40,374    3,484     98,641
Varco International Inc.          +     584    6,461      440      4,868   1,019     11,273      846      9,359    1,878     20,775
Weatherford International Inc.    +     380   17,100    1,122     50,490   2,120     95,400    2,113     95,085    4,267    192,015
                                            --------          ----------         ----------          ----------          ----------
                                             130,868             607,066          1,542,312           1,314,931           3,042,059
PACKAGING & CONTAINERS
Percent of Net Assets                           0.04%               0.05%              0.07%               0.09%               0.10%
American National Can Group Inc.          0       --      100      1,000       0         --        0         --        0         --
Ball Corp.                               44    1,185      281      7,569     522     14,061      518     13,954      529     14,250
Bemis Co.                                42    1,250      428     12,733     750     22,312      762     22,670    1,459     43,405
Crown Cork & Seal Co. Inc.               65      910      714      9,996   2,099     29,386    1,710     23,940    3,697     51,758
Longview Fibre Co.                      554    7,548      475      6,472     780     10,627      513      6,990    1,275     17,372
Owens-Illinois Inc.               +     136    1,879    1,098     15,166   2,591     35,788    2,291     31,644    4,690     64,781
Pactiv Corp.                      +       8       67    1,065      8,853   2,903     24,131    2,482     20,632    4,872     40,499
Sealed Air Corp.                  +     177    8,795      405     20,123     912     45,315      829     41,191    2,268    112,691
Smurfit-Stone Container Corp.     +     486    6,622      804     10,955   3,337     45,467    2,712     36,951    6,314     86,028
Sonoco Products Co.                     426    7,854    1,012     18,659   1,823     33,612    2,018     37,207    5,617    103,563
                                            --------          ----------         ----------          ----------          ----------
                                              36,110             111,526            260,699             235,179             534,347

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                     LifePath Income  LifePath 2010     LifePath 2020      LifePath 2030       LifePath 2040
                                    ---------------- ----------------  ----------------- ------------------  --------------------
                                    Shares    Value   Shares    Value   Shares     Value   Shares     Value    Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
PHARMACEUTICALS
Percent of Net Assets                          0.53%              1.73%               2.89%               3.46%                4.52%
Abbott Laboratories                   783  $ 25,643   6,834  $ 223,814   22,436  $ 734,779   18,059  $ 591,432   48,487 $ 1,587,949
Alza Corp.                      +      87     3,192     464     17,023    1,688     61,929    1,231     45,162    2,911     106,797
American Home Products Corp.          595    25,883   8,193    356,396   22,328    971,268   18,690    813,015   41,691   1,813,559
Amerisource Health Corp. "A"    +       0        --     100      1,456      300      4,369      200      2,913      400       5,825
Bergen Brunswig Corp. "A"             559     2,760   1,292      6,379    2,335     11,528    2,728     13,470    5,886      29,062
Bristol-Myers Squibb Co.            1,058    60,108   9,508    540,173   29,304  1,664,834   24,020  1,364,636   63,382   3,600,890
Cardinal Health Inc.                  311    12,829   2,022     83,408    4,983    205,549    3,954    163,103   10,757     443,726
Dentsply International Inc.           200     5,125     516     13,223      952     24,395      971     24,882    2,396      61,398
Dura Pharmaceuticals Inc.       +       0        --     440      6,105      977     13,556      714      9,907    1,602      22,228
Forest Laboratories Inc. "A"    +     264    18,035     639     43,652    1,255     85,732    1,225     83,683    4,004     273,523
Genzyme Molecular Oncology      +      35       917      96      2,562      179      4,777      171      4,564      252       6,725
Gilead Sciences Inc.            +       0        --       0         --        0         --        0         --      100       7,650
ICN Pharmaceuticals Inc.              300     5,963   1,073     21,326    1,907     37,902    1,939     38,538    3,963      78,765
Interneuron Pharmaceuticals
 Inc.   +                               0        --     352      1,430        0         --      636      2,584      895       3,636
IVAX Corporation                +   1,695    38,561   1,487     33,818    3,054     69,479    2,630     59,821    5,444     123,840
Lilly (Eli) and Company               494    29,362   5,121    304,379   15,998    950,881   12,942    769,240   34,630   2,058,321
MedImmune Inc.                  +       0        --     328     65,108      400     79,350      100     19,850    1,200     238,050
Merck & Co. Inc.                    1,236    76,091  11,452    705,014   34,630  2,131,909   28,450  1,751,453   74,872   4,609,308
Mylan Laboratories Inc.               603    13,869   1,282     29,486    2,348     54,004    2,156     49,588    6,529     150,167
Omnicare Inc.                         300     2,756   1,044      9,592    1,765     16,216    2,043     18,770    4,228      38,845
Perrigo Co.                     +     812     5,963     484      3,554    1,197      8,791      852      6,257    1,684      12,367
Pfizer Inc.                         2,445    78,546  18,822    604,657   57,285  1,840,281   47,039  1,511,128  123,790   3,976,754
Pharmacia & Upjohn Inc.               407    19,383   3,110    148,114    8,759    417,147    7,359    350,472   16,353     778,812
Rexall Sundown Inc.             +     100     1,494     628      9,420    1,164     17,460      893     13,395    2,143      32,145
Schering-Plough Corp.                 761    26,540   6,988    243,707   21,486    749,324   17,163    598,560   46,386   1,617,712
Sepracor Inc.                   +       0        --     704     71,368      200     20,275    1,272    128,949      400      40,550
Sybron International Corp.      +     400    11,200   1,044     29,232    1,841     51,548    2,389     66,892    5,599     156,772
Warner-Lambert Co.                    257    21,990   4,012    343,277   12,656  1,082,879   10,209    873,508   27,312   2,336,883
Watson Pharmaceutical Inc.      +     190     7,600     970     38,800    1,950     78,000    1,399     55,960    4,285     171,400
                                           --------         ----------         -----------          ----------          -----------
                                            493,810          3,956,473          11,388,162           9,431,732           24,383,659
PIPELINES
Percent of Net Assets                          0.04%              0.23%               0.36%               0.43%                0.48%
Columbia Energy Group                 142     8,349     542     31,949    1,354     79,886    1,055     62,245    2,386     140,774
EL Paso Energy Corp                   122     4,522   1,206     44,697    3,836    142,172    3,124    115,783    6,986     258,919
Enron Corp.                           176    12,144   4,476    308,844   12,250    845,250   10,222    705,318   22,800   1,573,200
National Fuel Gas Co.                   0        --       0         --      510     20,878        0         --        0          --
Questar Corp.                         254     3,540     938     13,073    1,958     27,290    1,657     23,094    3,963      55,234
Williams Companies Inc.               250    10,453   2,908    121,591    7,384    308,743    6,174    258,150   13,602     568,734
                                           --------         ----------         -----------          ----------          -----------
                                             39,008            520,154           1,424,219           1,164,590            2,596,861
REAL ESTATE
Percent of Net Assets                          0.01%              0.01%               0.01%               0.01%                0.02%
Castle & Cooke Inc.             +     215     2,889     120      1,613      294      3,951      198      2,661      301       4,045
Catellus Development Corp.      +     200     2,463     868     10,687    1,941     23,899    1,675     20,623    4,098      50,457
Echelon International Corp.     +      68     2,282      47      1,577       84      2,819       62      2,081       57       1,913
HomeFed Corporation             +     158        92     475        276      871        505      871        505    1,822       1,057
St. Joe Company (The)                 200     4,838     152      3,677      601     14,537      514     12,432    1,502      36,330
Vornado Operating Inc.          +      20       223      44        490       90      1,001      180      2,003      159       1,769
                                           --------         ----------         -----------          ----------          -----------
                                             12,787             18,320              46,712              40,305               95,571
REAL ESTATE INVESTMENT TRUSTS
Percent of Net Assets                          0.16%              0.25%               0.27%               0.39%                0.43%
AMB Property Corp.                    100     2,019     980     19,784      363      7,328      368      7,429      607      12,254
Apartment Investment &
 Management  Co. "A"                    0        --     516     19,092    1,052     38,924      971     35,927      400      14,800
Archstone Communities Trust           500     9,781     956     18,702    1,753     34,293    2,568     50,237    6,041     118,177
Arden Realty Inc.                     100     2,081     892     18,565    1,502     31,260    1,239     25,787    3,026      62,979
AvalonBay Communities Inc.              0        --     692     23,355    1,490     50,287    1,329     44,854      500      16,875
Boston Properties Inc.                  0        --     428     12,974      852     25,826      971     29,433    2,320      70,325
Camden Property Trust                   0        --     328      8,795      200      5,363      100      2,681      200       5,363
Capstead Mortgage Corp.                 0        --     102        427      233        976      211        884      443       1,855
CarrAmerica Realty Corp.              100     2,125     240      5,100    1,202     25,543    1,139     24,204    2,826      60,053
Cornerstone Properties                300     5,063   1,420     23,963    2,654     44,786    2,500     42,188    5,523      93,201
Crescent Real Estate
 Equities Co.                         500     8,531   1,132     19,315    1,928     32,897    2,568     43,817    6,141     104,781
Duke-Weeks Realty Corp.               200     3,675   1,156     21,242    2,128     39,102    1,975     36,291    4,186      76,918
Equity Office Properties Trust        900    21,544   2,471     59,150    4,815    115,259    4,854    116,193   11,435     273,725
Equity Residential Properties
 Trust                                400    15,975   1,132     45,209    2,391     95,491    2,032     81,153    4,693     187,427
Federal Realty Investment Trust         0        --       0         --        0         --        0         --      353       6,795
FelCor Lodging Trust Inc.             200     3,425     892     15,276    1,690     28,941    1,429     24,472    3,203      54,851
Franchise Finance Corporation
 of America                             0        --      88      1,980      300      6,750      100      2,250      200       4,500
General Growth Properties Inc.          0        --       0         --      300      8,681      200      5,788      488      14,122
Health Care Property
 Investors Inc.                       300     7,463     264      6,567      351      8,731      446     11,094      718      17,860
Highwoods Properties Inc.             100     2,094     792     16,583    1,590     33,291    1,418     29,689    3,291      68,905
Hospitality Properties Trust            0        --     100      1,938      300      5,813      200      3,875      400       7,750
Host Marriott Corp.                   887     7,872   1,808     16,046    3,439     30,521    4,558     40,452   10,596      94,040
HRPT Properties Trust                 500     4,000   1,396     11,168    3,619     28,952    3,293     26,344    7,489      59,912

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                 LifePath Income       LifePath 2010         LifePath 2020      LifePath 2030       LifePath 2040
                                ------------------   ------------------   ------------------  ------------------  -----------------
                                Shares       Value   Shares       Value   Shares       Value  Shares       Value  Shares      Value
--------------------------------------------------------------------------------------------  -------------------------------------
COMMON STOCKS (Continued)
Kimco Realty Corp.                 200       6,888      284     $ 9,780      645    $ 22,212   1,150    $ 39,603   2,473   $ 85,164
Liberty Property Trust             100       2,269      792      17,969      300       6,806     200       4,538     500     11,344
Mack-Cali Realty Corp.             100       2,375      692      16,435    1,402      33,298   1,329      31,564   3,015     71,606
Meditrust Corp.                    402       1,131      926       2,604    2,786       7,836   2,329       6,550   5,701     16,034
New Plan Excel Realty Trust        300       4,181      692       9,645    1,590      22,161   1,429      19,917   2,915     40,628
Plum Creek Timber Co. Inc.           0          --        0          --      100       2,225     100       2,225     200      4,450
Post Properties Inc.                 0          --      240       9,030      200       7,525     100       3,763     300     11,288
Prison Realty Trust Inc.           162         830      724       3,711    1,587       8,133   1,440       7,380   3,500     17,938
Prologis Trust                     100       1,806      200       3,613      300       5,419     300       5,419     600     10,838
Public Storage Inc.                300       6,619      892      19,680    1,327      29,277   2,064      45,537   4,363     96,259
Rouse Co.                          200       4,375      880      19,250    1,678      36,706   1,518      33,206   3,480     76,125
Senior Housing Properties
 Trust                              50         431      140       1,204      251       2,165     319       2,754     708      6,107
Simon Property Group Inc.          200       4,700      856      20,116    2,028      47,658   1,775      41,713   4,175     98,113
Spieker Properties Inc.            100       4,013      604      24,236    1,215      48,752   1,239      49,715   2,938    117,887
United Dominion Realty Trust       400       4,000    1,508      15,080    2,830      28,300   2,689      26,890   5,988     59,880
Ventas Inc.                  +     500       1,688      792       2,673    1,590       5,366   1,511       5,100   3,280     11,070
Vornado Realty Trust               200       6,113      780      23,839    1,578      48,228   1,507      46,058   3,568    109,047
Weingarten Realty Investors        200       7,500      176       6,600      351      13,163     357      13,388     895     33,562
Westfield America Inc.               0          --       76       1,074      151       2,133     168       2,373     607      8,574
                                       -----------          -----------          -----------         -----------         ----------
                                            54,567              571,770            1,076,378           1,072,735          2,313,382
RETAIL
Percent of Net Assets                         0.76%                1.74%                2.84%               3.41%              4.28%
Abercrombie & Fitch Co.      +     112       1,645    1,084      15,921    2,478      36,396   2,234      32,812     700     10,281
Amazon.com Inc.              +     400      27,500      956      65,845    1,978     136,235   1,308      90,089   4,710    324,401
American Eagle Outfitters    +       0          --        0          --      100       2,550       0          --     100      2,550
AnnTaylor Stores Corp.       +     247       4,708      172       3,279      308       5,871     226       4,308     209      3,984
AutoNation Inc.              +   1,600      12,100    4,216      31,884    8,089      61,173   7,222      54,616  20,198    152,747
AutoZone Inc.                +     126       3,095      951      23,359    2,571      63,150   2,273      55,831   4,683    115,026
Barnes & Noble Inc.          +     200       3,450      516       8,901    1,227      21,166   1,061      18,302   2,573     44,384
Bed Bath & Beyond Inc.       +     390      11,066    1,200      34,050    2,329      66,085   1,982      56,239   4,203    119,260
Best Buy Co. Inc.            +     680      36,975    1,200      65,250    2,664     144,855   2,078     112,991   7,166    389,651
BJ's Wholesale Club Inc.     +     630      19,530      780      24,180      772      23,932     656      20,336     500     15,500
Blockbuster Inc.                     0          --      100       1,369        0          --       0          --       0         --
Bob Evans Farms Inc.               468       6,347      317       4,299      659       8,938     421       5,710   1,204     16,329
Boise Cascade Office
 Products Corp.              +       0          --       88       1,309      801      11,915     179       2,663     353      5,251
Borders Group Inc.           +     200       2,463      880      10,835    1,865      22,963   1,696      20,882   3,445     42,417
Boston Chicken Inc.          +     600          72      500          60      700          84     700          84   1,100        132
Brinker International Inc.   +     856      18,618      871      18,944    1,740      37,845     945      20,554   2,170     47,198
Brown Shoe Company Inc.             31         326      158       1,659      296       3,108     197       2,069     224      2,352
CBRL Group Inc.                    149       1,378      901       8,334    1,600      14,800   1,392      12,876   3,213     29,720
CDW Computer Centers Inc.    +       0          --       76       4,171      150       8,231     358      19,645     306     16,792
Charming Shoppes             +      59         354        0          --    2,105      12,630   1,546       9,276   3,271     19,626
Circuit City Stores Inc.           244       9,852    1,338      54,022    3,336     134,691   3,016     121,771   6,140    247,903
CKE Restaurant Inc.                120         765      484       3,086    1,068       6,809     686       4,373   1,549      9,875
CompUSA Inc.                 +     400       4,000    1,332      13,320    2,391      23,910   2,243      22,430   4,916     49,160
Consolidated Stores
 Corporation                 +      58         653      678       7,628    1,809      20,351   1,435      16,144   3,332     37,485
CVS Corp.                          204       7,140    2,201      77,035    6,663     233,205   5,408     189,280  13,060    457,100
Darden Restaurants Inc.             90       1,187      684       9,020    2,239      29,527   1,911      25,201   4,413     58,196
Dave & Buster's Inc.         +       0          --        0          --       90         579       0          --       0         --
Dillards Inc. "A"                   18         313      598      10,390    1,895      32,926   1,428      24,812   3,525     61,247
Dollar General Corp.                91       1,905    1,236      25,879    4,355      91,183   3,481      72,883   7,935    166,139
Dollar Tree Stores Inc.      +     100       3,881      284      11,023      820      31,826     737      28,605   1,843     71,531
eBay Inc.                    +       0          --        0          --      100      14,338       0          --     500     71,688
Edison Brothers Stores Inc.
 Warrants (Expires 09/26/05) +       0          --        0          --       16          --       0          --       0         --
eToys Inc.                   +       0          --        0          --        0          --       0          --     100      1,406
Family Dollar Stores Inc.          460       7,993    1,607      27,922    3,417      59,370   3,007      52,247   6,833    118,723
Fastenal Co.                       200       8,838      152       6,717      501      22,138     514      22,712   1,413     62,437
Federated Department
 Stores Inc.                 +     179       6,567    1,403      51,473    3,476     127,526   3,042     111,603   6,361    233,369
Footstar Inc.                +      46       1,136      216       5,333      457      11,282     341       8,418     678     16,738
Gap Inc.                           408      19,712    3,928     189,772   12,446     601,297  10,106     488,246  26,560  1,283,180
Golden State Bancorp Inc.    +     200         206      500         531      800         825     900         956   1,900      1,959
Hancock Fabrics Inc.                 0          --        0          --      400       1,125       0          --       0         --
Heilig-Meyers Co.                  524       1,703      361       1,173      831       2,701     586       1,904   1,248      4,056
Home Depot Inc.                  1,149      66,427   11,178     646,228   34,045   1,968,227  27,945   1,615,570  73,641  4,257,370
HomeBase Inc.                +     365         935        0          --      536       1,374     428       1,097       0         --
IKON Office Solutions Inc.          14          98      683       4,781    2,521      17,647   2,065      14,455   3,831     26,817
Intimate Brands Inc.                 0          --        0          --      200       6,538     100       3,269     300      9,806
Kmart Corp.                  +     274       2,415    3,162      27,865    8,102      71,399   7,037      62,014  14,511    127,878
Kohls Corp.                  +     537      40,711      535      40,560    2,173     164,741   1,856     140,708   4,731    358,669
Lands' End Inc.              +       0          --        0          --      479      15,897       0          --       0         --
Limited Inc.                       197       6,698    1,504      51,136    3,622     123,148   3,287     111,758   6,781    230,554
Linens 'N Things Inc.        +       0          --        0          --      200       3,938     100       1,969     400      7,875
Lone Star Steakhouse &
 Saloon Inc                  +     300       2,663      352       3,124      714       6,337     546       4,846     895      7,943

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                LifePath Income      LifePath 2010       LifePath 2020        LifePath 2030       LifePath 2040
                               ------------------ ------------------ -------------------- -------------------  -------------------
                                 Shares     Value Shares       Value Shares         Value  Shares       Value  Shares        Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Longs Drug Stores Inc.               66   $ 1,225    314  $    5,829    569   $    10,562     556  $   10,321      876 $    16,261
Lowe's Companies Inc.               304    14,478  2,240     106,680  6,423       305,895   5,339     254,270   11,933     568,309
Luby's Inc.                          45       470    193       2,014    421         4,394     329       3,434      649       6,774
May Department Stores Co.           211     5,526  2,109      55,229  5,737       150,238   4,841     126,774   10,335     270,648
McDonald's Corp.                  1,038    32,762  8,700     274,594 23,092       728,841  19,294     608,967   43,118   1,360,912
Michaels Stores Inc.          +       0        --      0          --      0            --       0          --      177       4,801
MP3.com Inc.                  +       0        --      0          --    100         1,725       0          --      100       1,725
Neiman-Marcus Group
 Inc. "A"                     +     100     2,131     64       1,364    326         6,948     336       7,161      960      20,460
Neiman-Marcus Group
 Inc. "B"                     +       0        --    137       2,877    299         6,279     269       5,649      570      11,970
Nordstrom Inc.                      214     4,561    790      16,837  2,451        52,237   2,071      44,138    4,712     100,425
NPC International Inc.        +       0        --      0          --    328         2,706     253       2,087        0          --
Office Depot Inc.             +     477     5,813  4,135      50,395  6,728        81,998   6,309      76,891   16,965     206,761
OfficeMax Inc.                +     700     4,944  1,816      12,826  3,543        25,022   3,270      23,094    7,292      51,500
Outback Steakhouse Inc.       +     100     2,613    692      18,079  1,215        31,742   1,239      32,369    2,982      77,905
Payless Shoesource Inc.       +     217     8,572    162       6,399    802        31,679     796      31,442    2,135      84,333
Penney (J.C.) Company
 Inc.                                66     1,040  1,463      23,042  4,156        65,457   3,557      56,023    7,295     114,896
Pep Boys-Manny Moe &
 Jack Inc.                            0        --    279       1,726  1,027         6,355     879       5,439    1,775      10,983
Petsmart Inc.                 +   1,200     3,975  1,144       3,790  2,028         6,718   1,528       5,062    2,950       9,772
Pier 1 Imports Inc.                 550     4,813  1,552      13,580  2,730        23,888   2,689      23,529    5,899      51,616
Planet Hollywood
 International Inc.           +       0        --    176          16    438            40     357          33      530          49
Priceline.com Inc.            +       0        --      0          --    100         5,594       0          --      100       5,594
Rite Aid Corp.                       38       261  1,568      10,780  4,607        31,673   3,804      26,153    7,481      51,432
Ross Stores Inc.                    400     5,800    756      10,962  2,430        35,235   2,200      31,900    5,222      75,719
Ruby Tuesday Inc.                   384     6,504    176       2,981    563         9,536     355       6,013      784      13,279
Ryan's Family Steak
 Houses Inc.                  +     119     1,138    454       4,341    987         9,438     706       6,751    1,018       9,735
Saks Inc.                     +     464     5,336  1,245      14,318  2,532        29,118   2,377      27,336    5,277      60,686
School Specialty Inc.         +       0        --     90       1,553    187         3,226     160       2,760      358       6,176
Sears, Roebuck and Co.               58     1,599  2,570      70,836  6,712       185,000   5,766     158,925   11,705     322,619
Service Merchandise Co.       +     771       123      0          --  1,428           228   1,091         175        0          --
7-Eleven Inc.                 +   1,800     4,669  1,232       3,196  2,379         6,171   1,707       4,428    4,110      10,661
Shoney's Inc.                 +      97       103    325         345    758           805     632         672    1,252       1,330
Sizzler International
 Inc.                         +     254       794      0          --    480         1,500     384       1,200        0          --
Staples Inc.                  +     511    13,797  2,547      68,769  7,776       209,952   6,350     171,450   14,287     385,749
Starbucks Corp.               +     800    28,100  1,836      64,490  3,256       114,367   2,936     103,127    9,608     337,481
Sunglass Hut
 International Inc.           +     600     5,138    440       3,768    977         8,366     625       5,352    1,248      10,686
Systemax Inc.                 +     200     1,975    176       1,738    263         2,597     179       1,768      453       4,473
Talbots Inc.                        200     7,238    176       6,369      0            --     179       6,478      353      12,774
Tandy Corp.                         222     8,450    960      36,540  2,814       107,108   2,604      99,115    5,406     205,766
Target Corporation                  263    15,517  2,658     156,822  7,481       441,379   6,231     367,629   14,565     859,335
Tiffany & Co.                       452    29,013    780      50,066  1,542        98,977   1,836     117,848    3,180     204,116
TJX Companies Inc.                   76     1,211  1,556      24,799  4,893        77,982   3,844      61,264    9,047     144,187
Too Inc.                      +       0         3    216       5,184    517        12,408     449      10,776      911      21,864
Toys R Us Inc.                +      71       879  1,611      19,936  4,250        52,594   3,817      47,235    7,983      98,790
Tricon Global Restaurants
 Inc.                         +      71     1,890    520      13,845  1,845        49,123   1,572      41,855    4,272     113,742
US Office Products Co.        +       0        --    203         557    521         1,433     460       1,266      906       2,491
Value America Inc.            +     100       413    100         413      0            --       0          --      100         413
Venator Group Inc.            +     177     1,007    927       5,272  2,528        14,378   2,171      12,348    4,319      24,564
Walgreen Co.                        300     7,744  4,658     120,235 14,114       364,318  11,342     292,765   30,620     790,379
Wal-Mart Stores Inc.              2,636   128,340 22,236   1,082,615 66,120     3,219,218  54,480   2,652,495  142,818   6,953,451
Webvan Group Inc.             +       0        --      0          --      0            --       0          --      100       1,138
Wendy's International
 Inc.                               131     2,063    715      11,261  2,104        33,138   1,723      27,137    3,906      61,520
Williams-Sonoma Inc.          +       0        --      0          --    200         6,188     100       3,094      442      13,674
                                        ---------        -----------        -------------         -----------          -----------
                                          717,453          3,978,935           11,180,556           9,292,552           23,110,629
SEMICONDUCTORS
Percent of Net Assets                        0.95%              2.04%                3.19%               3.87%                5.03%
Advanced Micro Devices
 Inc.                         +     130     5,086    926      36,230  2,432        95,152   1,967      76,959    4,409     172,502
Alliance Semiconductor
 Corp.                        +       0        --      0          --      0            --       0          --      221       5,518
Altera Corp.                  +     640    51,040  2,124     169,389  4,070       324,583   4,458     355,526    9,550     761,613
Amkor Technology Inc.         +       0        --      0          --      0            --     100       5,194      200      10,388
Applied Materials Inc.        +     305    55,796  2,176     398,072  5,517     1,009,266   4,769     872,429   12,035   2,201,653
Applied Micro Circuits
 Corp.                        +       0        --    100      27,506    300        82,519       0          --      900     247,556
Atmel Corp.                   +   1,124    55,638  2,346     116,127  5,200       257,400   4,800     237,600   11,222     555,489
Broadcom Corp.                +       0        --    200      39,475    800       157,900     200      39,475    1,800     355,275
Cirrus Logic Inc.             +     634    13,195    686      14,277  1,411        29,366   1,052      21,895    1,434      29,845
Conexant Systems Inc.         +     420    41,265  1,399     137,452  3,864       379,638   3,848     378,066    7,750     761,438
Cypress Semiconductor
 Corp.                        +     800    36,500    739      33,717  1,296        59,130   1,371      62,552    3,300     150,563
Etec Systems Inc.             +       0        --    176      20,730    351        41,341     268      31,565      718      84,567
General Semiconductor
 Inc.                         +      37       617    229       3,821    521         8,694     410       6,842    1,128      18,824
Intel Corp.                       1,892   213,796 17,102   1,932,526 49,712     5,617,456  41,240   4,660,120  107,524  12,150,212
International Rectifier
 Corp.                        +     500    20,938    440      18,425    877        36,724     625      26,172    1,072      44,890
KLA-Tencor Corp.              +     188    14,652  1,002      78,093  3,058       238,333   2,470     192,506    5,546     432,241
Lam Research Corp.            +     300    46,837    264      41,217    438        68,383     446      69,632    1,260     196,718
Lattice Semiconductor
 Corp.                        +     200    14,050    704      49,456  1,228        86,267   1,250      87,813    2,674     187,849
LSI Logic Corp.               +     236    15,119  1,788     114,544  5,004       320,569   4,172     267,269    9,360     599,625
MEMC Electronics
 Materials Inc.               +     300     5,231    264       4,604    351         6,121     357       6,225      807      14,072
Micron Technology Inc.        +     145    14,219  1,642     161,019  4,561       447,263   3,760     368,715    8,472     830,786

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                               LifePath Income     LifePath 2010        LifePath 2020         LifePath 2030        LifePath 2040
                              ------------------ ------------------  --------------------  -------------------  -------------------
                                Shares    Value  Shares       Value  Shares         Value   Shares       Value   Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
National Semiconductor
 Corp.                      +      86  $  6,461   1,142  $   85,793   2,934   $   220,417    2,379 $   178,722    5,286 $   397,111
Novellus Systems Inc.       +     600    35,588     720      42,705   2,331       138,257    1,812     107,474    5,034     298,579
PMC - Sierra Inc.           +       0        --     600     115,838   1,400       270,288      600     115,838    3,400     656,413
QLogic Corp.                +       0        --       0          --     400        62,400        0          --    1,200     187,200
Rambus Inc.                 +       0        --      88      26,543     163        49,165      179      53,991      242      72,993
SDL Inc.                    +       0        --     100      41,000     200        82,000      100      41,000      600     246,000
Texas Instruments Inc.            700   116,550   4,344     723,276   1,902     1,981,683   10,290   1,713,285   25,644   4,269,726
Varian Semiconductor
 Equipment Associates Inc.  +     177    10,255     431      25,052     820        47,663      795      46,209    1,659      96,429
Xilinx Inc.                 +   1,548   123,453   2,728     217,558   5,348       426,503    6,342     505,775   14,128   1,126,708
                                       --------          ----------           -----------          -----------          -----------
                                        896,286           4,674,445            12,544,481           10,528,849           27,162,783
SOFTWARE
Percent of Net Assets                      1.70%               3.15%                 4.86%                5.74%                7.72%
Acxiom Corp.                +     100     2,888     200       5,775     300         8,663      200       5,775      500      14,438
Adobe Systems Inc.                214    21,828   1,056     107,712   1,766       180,132    1,644     167,688    3,858     393,516
Akamai Technologies Inc.    +       0        --     100      26,125     200        52,250      100      26,125      700     182,875
America Online Inc.         +  10,090   595,310  17,310   1,021,290   3,156     1,956,204   29,476   1,739,084   71,514   4,219,326
American Management
 Systems                    +       0        --       0          --     200         6,363      100       3,181      200       6,363
Ariba Inc.                  +       0        --     200      52,900     700       185,150      400     105,800    1,700     449,650
At Home Corp. "A"           +     100     3,431     628      21,548   2,152        73,841      972      33,352    5,396     185,150
Autodesk Inc.                      76     3,396     306      13,674     951        42,498      749      33,471    1,737      77,622
Automatic Data Processing         158     6,883   2,706     117,880   8,828       384,570    6,943     302,454   19,126     833,176
BEA Systems Inc.            +       0        --     176      22,275     526        66,572      358      45,309      706      89,353
BMC Software Inc.           +     929    42,734     715      32,890   3,229       148,534    2,239     102,994    6,960     320,160
BroadVision Inc.            +       0        --     100      25,256     500       126,281      100      25,256    1,200     303,075
Cadence Design Systems
 Inc.                       +     964    19,220   1,909      38,061   3,825        76,261    3,452      68,824   10,984     218,994
CareInsite Inc.             +       0        --       0          --     100         6,800      100       6,800      200      13,600
ChoicePoint Inc.            +     282    10,628     246       9,271     638        24,045      476      17,939      854      32,185
Citrix Systems Inc.         +     400    42,175   1,364     143,817   3,100       326,856    3,848     405,724    8,144     858,683
CMGI Inc.                   +       0        --     900     116,606   2,200       284,900    1,500     194,344    5,100     660,450
CNET Inc.                   +       0        --       0          --     100         6,688      100       6,688      200      13,375
Computer Associates
 International Inc.               214    13,763   2,407     154,800   7,846       504,596    6,228     400,538   16,900   1,086,881
Compuware Corp.             +   1,760    38,940   2,500      55,313   4,820       106,643    4,166      92,173   10,222     226,162
Covad Communications
 Group Inc.                 +       0        --       0          --     100         9,025        0          --      200      18,050
CSG Systems International
 Inc.                       +       0        --       0          --     100         5,138      100       5,138      100       5,138
DoubleClick Inc.            +       0        --     100       8,881     400        35,525        0          --    1,100      97,694
EarthLink Inc.              +       0        --       0          --     300         7,463      200       4,975      561      13,942
Edwards (J.D.) & Co.        +     100     4,050     252      10,238     714        29,006      525      21,328    1,513      61,466
Electronic Arts Inc.        +     300    30,000     516      51,600   1,502       150,200    1,329     132,900    3,015     301,500
Exodus Communications Inc.  +       0        --     700      99,663   1,800       256,275    1,200     170,850    4,100     583,738
First Data Corp.                  243    10,935   2,715     122,175   7,353       330,885    6,139     276,255   13,214     594,630
Fiserv Inc.                 +     487    13,271   1,164      31,719   2,183        59,480    1,983      54,037    6,284     171,239
GO.com (Walt Disney)        +       0        --       0          --     115         2,537      115       2,537      330       7,281
Healtheon/WebMD Corp.       +       0        --       0          --     100         5,531      100       5,531      100       5,531
Homestore.com Inc.          +       0        --       0          --       0            --        0          --      100       6,831
i2 Technologies Inc.        +       0        --     152      24,852     526        86,001      336      54,936    1,436     234,786
IMS Health Inc.                     0        --   1,454      29,262   4,745        95,493    3,730      75,066    8,865     178,408
Information Resources Inc.  +       0        --       0          --     353         2,758        0          --        0          --
Informix Corp.              +   1,190    19,040     861      13,776   2,733        43,728    1,709      27,344    4,775      76,400
Infospace.com Inc.          +       0        --     400      86,800   1,000       217,000      600     130,200    2,400     520,800
Inktomi Corp.               +       0        --       0          --     200        27,425        0          --      600      82,275
Internet Capital Group LLC  +       0        --     600      63,450   1,500       158,625      900      95,175    3,400     359,550
Intuit Inc.                 +     600    31,500     984      51,660   2,467       129,518    1,912     100,380    7,583     398,108
iVillage Inc.               +       0        --       0          --     100         1,875        0          --      100       1,875
Keane Inc.                  +     100     2,400     692      16,608   1,427        34,248    1,696      40,704    3,733      89,592
Legato Systems Inc.         +       0        --     480      17,100   1,578        56,216    1,308      46,598      600      21,375
LHS Group Inc.              +       0        --      76       3,439     251        11,358      157       7,104      607      27,467
Lycos Inc.                  +       0        --     100       5,963     300        17,888      200      11,925      900      53,663
Macromedia Inc.             +     400    34,575     352      30,426     614        53,073      446      38,551      995      86,005
Mercury Interactive Corp.   +       0        --       0          --     200        19,275        0          --      600      57,825
Microsoft Corp.             +   2,726   243,636  26,484   2,367,008   6,870     6,870,256   63,786   5,700,874  166,132  14,848,048
Momentum Business
 Applications Inc.          +       7        52      21         155      62           457       66         487       48         354
National Data Corp.               200     6,200     240       7,440     677        20,987      693      21,483    1,766      54,746
Network Associates Inc.     +     525    15,980   1,374      41,821   2,367        72,046    2,232      67,937    7,079     215,467
Network Solutions Inc.      +       0        --       0          --       0            --        0          --      200      64,488
NetZero Inc.                +       0        --       0          --       0            --        0          --      100       2,350
New Era of Networks Inc.    +       0        --       0          --     100         9,163      100       9,163      100       9,163
NorthPoint Communications
 Group Inc                  +       0        --       0          --     100         2,269      100       2,269      100       2,269
Novell Inc.                 +     125     4,133   2,196      72,605   5,870       194,077    5,072     167,693   10,308     340,808
Objective Systems
 Integrator Inc.            +       0        --      88       1,694       0            --        0          --      277       5,332
Oracle Corp.                +   1,442   107,069  14,224   1,056,132   2,256     3,137,508   34,898   2,591,177   91,260   6,776,055
Parametric Technology
 Corp.                      +      20       606   1,236      37,466   4,033       122,250    3,339     101,213    7,873     238,650
PeopleSoft Inc.             +     265     5,482   1,045      21,618   3,260        67,441    2,635      54,512    7,030     145,433
Peregrine Systems Inc.      +       0        --       0          --       0            --        0          --      200      10,925
Per-Se Technologies Inc.    +     266     2,095     264       2,079     354         2,788      390       3,071      655       5,158

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                              LifePath Income      LifePath 2010        LifePath 2020         LifePath 2030      LifePath 2040
                            ------------------- ------------------- --------------------- -------------------- -------------------
                            Shares       Value  Shares       Value  Shares         Value   Shares       Value   Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Phone.com Inc.            +      0  $       --       0  $       --       0   $        --        0 $        --      200    $ 27,925
Pixar Inc.                +      0          --      88       3,080      63         2,205      268       9,380      330      11,550
Policy Management
 Systems Corp.            +    396       3,515      99         879     431         3,825      261       2,316      866       7,686
Prodigy Communications
 Corp.                    +      0          --       0          --       0            --        0          --      100       2,006
PSINET Inc.               +      0          --       0          --     600        27,750      200       9,275    1,400      64,750
Rational Software Corp.   +    100       7,113     792      56,331   1,678       119,348    1,429     101,638    2,726     193,887
RealNetworks Inc.         +      0          --       0          --     400        28,125        0          --    1,200      84,375
Reynolds & Reynolds
 Co. "A"                       146       4,033     910      25,139   1,688        46,631    1,575      43,509    3,468      95,804
Rhythms Netconnections
 Inc.                     +      0          --     100       3,569     400        14,275      200       7,138      400      14,275
Shared Medical Systems
 Corp.                          42       1,635     150       5,841     446        17,366      374      14,563      624      24,297
Siebel Systems Inc.       +    400      55,475   1,212     168,089   2,368       328,412    2,132     295,682    5,252     728,387
Sterling Commerce Inc.    +    277      12,136   1,089      47,712   2,076        90,955    2,061      90,298    4,052     177,528
Sterling Software Inc.    +    200       7,175     880      31,570   1,865        66,907    1,707      61,239    3,456     123,984
Structural Dynamics
 Research Corp.           +    303       4,318       0          --     380         5,415      285       4,061        0          --
Sybase Inc.               +    700      17,544     616      15,439   1,327        33,258    1,171      29,348    2,408      60,351
Symantec Corp.            +    278      19,860     892      63,722   1,822       130,159    1,594     113,871    3,603     257,389
Total System Services
 Inc.                          250       3,969     384       6,096     764        12,129      693      11,001    2,243      35,608
USinternetworking Inc.    +      0          --       0          --       0            --        0          --      150      10,013
Verio Inc.                +      0          --       0          --     100         7,506      100       7,506      200      15,013
Vignette Corp.            +      0          --       0          --     100        23,050        0          --      400      92,200
Yahoo! Inc.               +    800     127,750   3,418     545,812   7,808     1,246,840    6,344   1,013,058   16,792   2,681,473
ZDNet Inc.                +      0          --       0          --     100         3,206      100       3,206      100       3,206
                                    ----------          ----------           -----------          -----------          -----------
                                     1,596,743           7,214,102            19,119,997           15,622,021           41,671,156
TELECOMMUNICATION
 EQUIPMENT
Percent of Net Assets                    0.73%               1.49%                 2.16%                2.63%                3.35%
ADC Telecommunications
 Inc.                     +  1,124      50,440   2,492     111,829   4,626       207,592    4,172     187,219   13,560     608,505
ADTRAN Inc.               +    100       7,356     176      12,947     175        12,873      268      19,715      718      52,818
Advanced Fibre
 Communications Inc.      +    300      20,438     616      41,965   1,327        90,402    1,261      85,906    2,673     182,098
American Tower Corp.      +    100       4,925     956      47,083   2,028        99,879    1,775      87,419      900      44,325
Andrew Corp.              +     90       2,228     417      10,321   1,494        36,977      990      24,503    2,413      59,722
ANTEC Corp.               +      0          --       0          --       0            --        0          --      100       5,294
Ciena Corp.               +    100      15,981     528      84,381   1,140       182,186      771     123,215    2,861     457,224
Commscope Inc.            +     50       1,947     304      11,837     794        30,916      646      25,154    1,671      65,065
Comverse Technology Inc.  +    340      66,938     560     110,250   1,063       209,278    1,376     270,900    3,364     662,288
E-Tek Dynamics Inc.       +      0          --     100      27,325     300        81,881      100      27,325      300      81,881
Glenayre Technologies
 Inc.                     +    650      12,919     572      11,369   1,130        22,459      814      16,178    1,459      28,998
Harmonic Inc.             +      0          --       0          --       0            --        0          --      100      13,694
Harris Corp.                   104       3,315     607      19,348   1,320        42,075    1,063      33,883    2,112      67,320
JDS Uniphase Corp.        +      0          --   1,160     305,950   2,100       553,875    1,600     422,000    4,652   1,226,965
Lucent Technologies Inc.     1,673      99,544  15,570     926,415  46,476     2,765,322   38,327   2,280,457  100,447   5,976,597
Metromedia Fiber
 Network Inc.             +      0          --     300      21,567     900        64,702      100       7,189    2,500     179,727
Mobilemedia Corp.         +    300          --     200          --     400            --      300          --      700           1
Motorola Inc.                  576      98,208   4,747     809,364  12,099     2,062,880   10,270   1,751,035   22,726   3,874,783
Paging Network Inc.       +    500       1,453     616       1,790   1,415         4,112    1,261       3,665    2,861       8,315
PairGain Technologies
 Inc.                     +    300       5,363     616      11,011   1,239        22,147    1,171      20,932    2,761      49,353
Picturetel Corp.          +    400       3,025     352       2,662     714         5,400      546       4,129      807       6,103
QUALCOMM Inc.             +  1,950     277,753   4,686     667,462  10,446     1,487,902    9,904   1,410,701   22,920   3,264,668
RF Micro Devices Inc.     +      0          --       0          --     300        41,494      300      41,494      700      96,819
Scientific-Atlanta Inc.         75       7,702     549      56,375   1,309       134,418    1,035     106,282    2,394     245,834
Sycamore Networks Inc.    +      0          --     300      44,400     600        88,800        0          --    1,500     222,000
Tellabs Inc.              +    174       8,352   1,652      79,296   5,644       270,912    4,502     216,096   12,216     586,368
Williams Communications
 Group Inc.               +      0          --       0          --       0            --        0          --      100       4,450
                                   -----------         -----------         -------------          -----------          -----------
                                       687,887           3,414,947             8,518,482            7,165,397           18,071,215
TELECOMMUNICATIONS
Percent of Net Assets                     0.35%               0.66%                 0.94%                1.13%                1.58%
Allegiance Telecom Inc.   +      0          --       0          --     150        14,831        0          --      600      59,325
Aspect Communications
 Corp.                    +      0          --     540      34,796     100         6,444        0          --    1,260      81,191
Broadwing Inc.                   0          --     459      13,627   1,541        45,748      452      13,419    4,192     124,450
Comsat Corp.                   301       5,061     443       7,448   1,020        17,149      916      15,400    2,169      36,466
Cox Communications
 Inc. "A"                 +    871      39,576   1,530      69,519   2,375       107,914    2,405     109,277    7,308     332,057
Crown Castle
 International Corp.      +      0          --       0          --       0            --      100       3,225      400      12,900
Echostar Communications
 Corp.                    +      0          --       0          --     100        11,400      100      11,400      600      68,400
Global Crossing Ltd.      +    202       9,418   4,956     231,074  12,956       604,074   10,948     510,451   24,371   1,136,298
Global Telesystems Group
 Inc.                     +    400       9,950     880      22,000   1,854        46,350    1,986      49,650    4,532     113,300
Hughes Electronics Corp.  +    500      60,250   1,132     136,406   2,028       244,374    1,875     225,938    5,776     696,008
ICG Communications Inc.   +    200       6,238     528      16,566   1,152        36,144      982      30,810    2,231      69,998
Leap Wireless
 International Inc.       +    100       8,769     198      17,362     394        34,549      379      33,234      873      76,551
Level 3 Communications
 Inc.                     +    100      11,388   1,400     159,425   3,400       386,963    2,500     284,688    7,700     876,356
Loral Space &
 Communications Ltd.      +  1,042      15,695   2,626      39,554   5,119        77,105    4,757      71,652   10,620     159,964
McLeodUSA Inc. "A"        +    400      35,200     880      77,440   1,854       163,152    1,808     159,104    4,032     354,816
Nextel Communications
 Inc. "A"                 +    178      24,264   1,555     211,966   5,343       728,318    4,291     584,917   11,500   1,567,594
NTL Inc.                  +      0          --     825      75,488   1,505       137,730    1,520     139,109    2,876     263,108
Omnipoint Corp.           +    200      23,555     264      31,093     351        41,340      357      42,047      630      74,199
PanAmSat Corp.            +    100       4,881     176       8,591     163         7,956      268      13,082      418      20,404
Qwest Communications
 International Inc.       +  1,400      64,838   3,192     148,029   5,406       250,703    4,943     229,246   15,172     703,602

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                   LifePath Income     LifePath 2010       LifePath 2020      LifePath 2030        LifePath 2040
                                   ----------------  -----------------  ------------------  ------------------  -------------------
                                   Shares     Value  Shares      Value  Shares       Value  Shares       Value   Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
RCN Corp.                      +        0  $     --       0 $       --       0 $        --       0 $        --      100 $     5,988
Sprint Corp. (PCS Group)       +      234    12,110   3,562    184,334  12,380     640,665   9,918     513,257   27,010   1,397,768
Talk.com Inc.                  +      100     1,688     540      9,113   1,077      18,174     993      16,757    2,155      36,366
Voicestream Wireless Corp.     +        0        --     188     25,016     600      79,838     100      13,306    1,465     194,937
West Teleservices Corp.        +        0        --       0         --       0          --       0          --      177       3,496
Western Wireless Corp. "A"     +        0        --      88      4,268       0          --       0          --      365      17,703
Winstar Communications Inc.    +        0        --       0         --     100       7,738     100       7,738      300      23,213
                                          ---------         ----------         -----------         -----------          -----------
                                            332,881          1,523,115           3,708,659           3,077,707            8,506,458
TELEPHONE
Percent of Net Assets                          0.58%              1.95%               3.14%               3.77%                4.46%
Alltel Corp.                          149     8,642   1,832    106,256   5,309     307,922   4,435     257,230    9,824     569,792
AT&T Corp.                          2,519   124,533  20,787  1,027,657  54,703   2,704,380  45,939   2,271,109  102,413   5,063,043
Bell Atlantic Corp.                 1,224    59,900   9,835    481,300  26,532   1,298,410  22,268   1,089,740   49,624   2,428,475
BellSouth Corporation               1,560    63,570  11,899    484,884  32,151   1,310,153  26,965   1,098,824   60,128   2,450,216
CenturyTel Inc.                         0        --     620     20,848   2,303      77,438   1,800      60,525    4,090     137,526
GTE Corp.                             836    49,324   6,093    359,487  16,557     976,863  13,929     821,811   31,007   1,829,413
Intermedia Communications Inc. +        0        --     100      6,331     100       6,331       0          --      188      11,903
MCI Worldcom Inc.              +    2,271   101,343  18,200    812,175  48,892   2,181,806  41,351   1,845,288   97,844   4,366,289
NEXTLINK Communications Inc.   +        0        --     100     11,019     400      44,075     100      11,019    1,200     132,225
SBC Communications Inc.             1,769    67,222  16,441    624,758  50,503   1,919,114  41,414   1,573,732  109,040   4,143,520
Sprint Corp. (FON Group)              660    40,260   5,446    332,206  14,900     908,900  12,458     759,938   27,772   1,694,092
Telephone & Data Systems Inc.           0        --       0         --     825      87,038       0          --      800      84,400
US West Inc.                          459    33,335   2,843    206,473   7,224     524,643   6,520     473,515   15,830   1,149,654
                                          ---------         ----------         -----------         -----------          -----------
                                            548,129          4,473,394          12,347,073          10,262,731           24,060,548
TEXTILES
Percent of Net Assets                          0.03%              0.03%               0.03%               0.05%                0.05%
Cintas Corp.                          320    12,780     780     31,151   1,250      49,922   1,634      65,258    3,639     145,333
Mohawk Industries Inc.         +        0        --       0         --     200       4,438     100       2,219      488      10,828
Shaw Industries Inc.                1,060    13,449   1,422     18,042   2,818      35,753   2,572      32,632    6,329      80,299
Springs Industries Inc. "A"            33     1,169     185      6,556     293      10,383     324      11,482      560      19,845
Westpoint Stevens Inc.                100     1,663     328      5,453   1,152      19,152     971      16,143    2,320      38,570
                                          ---------         ----------         -----------         -----------          -----------
                                             29,061             61,202             119,648             127,734              294,875
TOBACCO
Percent of Net Assets                          0.05%              0.15%               0.23%               0.28%                0.34%
Philip Morris Companies Inc.        2,031    40,747  14,867    298,269  40,314     808,800  33,788     677,872   80,137   1,607,749
R.J. Reynolds Tobacco Holdings
 Inc.                                 223     4,014     917     16,506   2,248      40,464   1,922      34,596    5,537      99,666
Universal Corporation                 181     2,964     528      8,646     911      14,918     887      14,525    2,112      34,584
UST Inc.                               72     1,391     508      9,811   2,813      54,326   2,165      41,812    5,181     100,058
                                          ---------         ----------         -----------         -----------          -----------
                                             49,116            333,232             918,508             768,805            1,842,057
TOYS / GAMES / HOBBIES
Percent of Net Assets                          0.01%              0.02%               0.03%               0.04%                0.04%
Department 56 Inc.             +      200     2,825     176      2,486     263       3,715     179       2,528      630       8,899
Hasbro Inc.                            67     1,055   1,225     19,294   3,232      50,904   2,803      44,147    5,691      89,633
Marvel Enterprises Inc. "A"
 Warrants (Expires 10/02/01)   +        0        --       5          3      39          20       5           3       16           8
Marvel Enterprises Inc. "C"
 Warrants (Expires 10/02/01)   +        0        --       9          3      66          21       9           3       28           9
Marvel Entertainment Group     +        0        --     200         --   1,400          --     200          --      600          --
Mattel Inc.                           303     2,916   2,211     21,281   6,856      65,989   5,286      50,878   12,203     117,454
Topps Co. (The)                +      512     3,840       0         --     633       4,748     470       3,525        0          --
                                          ---------         ----------         -----------         -----------          -----------
                                             10,636             43,067             125,397             101,084              216,003
TRANSPORTATION
Percent of Net Assets                          0.07%              0.18%               0.25%               0.31%                0.38%
Airborne Freight Corp.                100     1,850     504      9,324   1,315      24,328   1,150      21,275    2,750      50,875
Alexander & Baldwin Inc.              204     4,176     607     12,425   1,164      23,826     990      20,264    2,490      50,967
Burlington Northern Santa Fe
 Corp.                                168     3,308   2,839     55,893   7,877     155,078   6,765     133,186   14,072     277,043
CNF Transportation Inc.               162     5,194     470     15,069   1,136      36,423   1,126      36,102    2,518      80,733
Consolidated Freightways Corp. +       31       205     159      1,053     355       2,352     255       1,689      603       3,995
CSX Corp.                              97     2,152   1,413     31,351   3,463      76,835   3,098      68,737    6,432     142,710
Expeditors International
 Washington Inc.                        0        --       0         --       0          --       0          --      200       7,550
FedEx Corporation              +      314    10,970   1,804     63,027   5,036     175,945   4,118     143,873    9,156     319,888
Fritz Companies Inc.           +      200     1,675     176      1,474     263       2,203       0          --      353       2,956
Hunt (J.B.) Transport Services
 Inc.                                   0        --       0         --     522       6,003       0          --        0          --
Kansas City Southern
 Industries Inc.                      133    10,474   1,331    104,816   1,872     147,420   1,984     156,240    6,203     488,486
Norfolk Southern Corp.                182     2,468   2,535     34,381   6,601      89,526   5,788      78,500   12,072     163,726
Overseas Shipholding Group
 Inc.                                 393     8,179     273      5,682     482      10,032     362       7,534      331       6,889
Roadway Express Inc.                   46       949     139      2,867     237       4,888     217       4,476      317       6,538
Union Pacific Corp.                   268    10,184   1,639     62,282   4,095     155,610   3,463     131,594    7,610     289,180
United Parcel Service Inc.              0        --     200     10,925     900      49,163     200      10,925    2,500     136,563
Wisconsin Central
 Transportation Corp.          +      400     4,950     704      8,712   1,415      17,511   1,350      16,706    2,850      35,269
Yellow Corporation             +       49       784     196      3,136     513       8,208     267       4,272      386       6,176
                                          ---------         ----------         -----------         -----------          -----------
                                             67,518            422,417             985,351             835,373            2,069,544

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                               LifePath Income      LifePath 2010       LifePath 2020        LifePath 2030         LifePath 2040
                             ------------------  ------------------  -------------------  -------------------   -------------------
                             Shares       Value  Shares       Value  Shares        Value  Shares        Value   Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
TRUCKING & LEASING
Percent of Net Assets                      0.02%               0.01%                0.02%                0.02%                 0.03%
GATX Corporation                246 $     7,657     451 $    14,037   1,331 $     41,427   1,091 $     33,957    2,679 $     83,384
Ryder System Inc.               129       2,403     462       8,605   1,022       19,035     873       16,260    1,995       37,157
Xtra Corp.                 +    200       7,963     176       7,007     263       10,471     179        7,126      442       17,597
                                    -----------         -----------         ------------          -----------           -----------
                                         18,023              29,649               70,933               57,343               138,138
WATER
Percent of Net Assets                      0.00%               0.01%                0.01%                0.01%                 0.01%
American Water Works Inc.       200       4,000     780      15,600   1,765       35,300   1,707       34,140    3,656       73,120
Azurix Corp.               +      0          --       0          --     200        1,500     200        1,500      400        3,000
                                    -----------         -----------         ------------          -----------           -----------
                                          4,000              15,600               36,800               35,640                76,120
TOTAL U.S. COMMON STOCKS             13,738,224          77,146,094          205,139,585          171,484,494           420,120,070
(Cost $9,194,648,
$55,788,197, $147,980,665,
$119,146,509, and
$309,343,646 respectively)

INTERNATIONAL COMMON STOCKS
Percentage of Net Assets                   6.44%              10.51%               15.24%               19.62%                20.93%
AUSTRALIA
Percent of Net Assets                      0.18%               0.26%                0.39%                0.51%                 0.56%
Broken Hill Proprietary Co.
 Ltd. ADR                       420       8,400   1,578      31,560   4,301       86,020   3,712       74,240    8,137      162,740
Coles Myer Ltd. ADR             814      27,473   2,432      82,080   6,665      224,944   6,159      207,866   12,449      420,154
National Australia Bank         803      53,149   2,631     174,139   7,102      470,064   6,297      416,783   13,845      916,366
News Corporation Ltd.           574      33,471   2,180     127,121   5,604      326,783   4,925      287,189   10,675      622,486
Westpac Banking Corp. ADR     1,036      33,411   3,958     127,646  10,239      330,208   9,313      300,344   19,732      636,357
WMC Ltd. ADR                    730      11,133   2,437      37,164   6,649      101,397   6,095       92,949   12,418      189,375
                                    -----------         -----------         ------------          -----------           -----------
                                        167,037             579,710            1,539,416            1,379,371             2,947,478
CANADA
Percent of Net Assets                      0.18%               0.47%                0.79%                0.96%                 1.16%
Alcan Aluminium Ltd.            178       5,858   1,630      53,790   3,960      130,680   3,334      110,022    6,672      220,176
Barrick Gold Corp.              123       2,006   2,288      37,323   6,527      106,472   5,237       85,429   11,904      194,184
Canadian National Railway
 Co.                              8         189      12         283      24          566      22          518       46        1,084
Inco Ltd.                  +     66       1,155     809      14,158   3,055       53,463   2,385       41,738    5,473       95,778
Laidlaw Inc. "B"                  0          --   1,814       5,555   5,428       16,623   4,817       14,752    9,327       28,564
Moore Corp. Ltd.                  0          --     428       1,980   1,508        6,975   1,161        5,370    2,759       12,760
Nortel Networks Corp.         1,336     148,964   7,244     807,706  20,754    2,314,071  17,362    1,935,863   42,946    4,788,479
Placer Dome Inc.                 21         184   2,072      18,130   5,226       45,728   4,595       40,206    8,811       77,096
Seagram Co. Ltd.                144       8,460   2,650     155,688   7,401      434,809   6,130      360,137   13,699      804,816
                                    -----------         -----------         ------------          -----------           -----------
                                        166,816           1,094,613            3,109,387            2,594,035             6,222,937
DENMARK
Percent of Net Assets                      0.24%               0.35%                0.47%                0.62%                 0.69%
Novo-Nordisk A/S ADR          1,792     113,456   6,561     415,393  15,536      983,623  13,964      884,096   32,057    2,029,609
Tele Denmark A/S ADR          2,698     111,461   9,456     390,651  21,062      870,124  19,724      814,848   40,252    1,662,911
                                    -----------         -----------         ------------          -----------           -----------
                                        224,917             806,044            1,853,747            1,698,944             3,692,520
FINLAND
Percent of Net Assets                      0.19%               0.28%                0.37%                0.51%                 0.50%
Nokia OYJ                       912     180,861   3,276     649,672   7,432    1,473,859   7,022    1,392,550   13,602    2,697,447
                                    -----------         -----------         ------------          -----------           -----------
                                        180,861             649,672            1,473,859            1,392,550             2,697,447
FRANCE
Percent of Net Assets                     0.63%               0.93%                1.43%                1.71%                 2.01%
Alcatel SA ADR                2,489     117,605   9,892     467,397  23,884    1,128,519  20,880      986,580   48,653    2,298,854
Aventis SA                    1,514      78,728   5,655     294,060  14,306      743,912  12,842      667,784   29,095    1,512,940
AXA Financial Inc. ADR          600      17,963   2,112      63,228   3,830      114,661   4,128      123,582    8,426      252,253
AXA-UAP ADR                   1,675     105,525   5,408     340,704  13,797      869,211  11,878      748,314   27,260    1,717,380
ELF Aquitaine ADR                 0          --       0          --   4,800      377,100     100        7,856   10,000      785,625
LVMH Moet-Hennessy Louis
 Vuitton ADR                    731      53,363   2,753     200,969   6,695      488,735   6,286      458,878   12,299      897,827
Total Fina SA                 3,252     218,291  11,316     759,587  28,100    1,886,213  24,558    1,648,456   50,426    3,384,845
Total Fina SA Warrants
 (Expires 08/08/03)        +      0          --      81       2,045      81        2,045      81        2,045      162        4,091
                                    -----------         -----------         ------------          -----------           -----------
                                        591,475           2,127,990            5,610,396            4,643,495            10,853,815
GERMANY
Percent of Net Assets                      0.54%               0.90%                1.28%                1.58%                 1.59%
DaimlerChrysler AG            3,389     229,604  13,898     941,590  34,249    2,320,370  30,655    2,076,876   48,889    3,312,230
Deutsche Telekom AG ADR       3,326     280,839  13,358   1,127,916  32,315    2,728,598  26,280    2,219,018   62,380    5,267,211
                                    -----------         -----------         ------------          -----------           -----------
                                        510,443           2,069,506            5,048,968            4,295,894             8,579,441
HONG KONG
Percent of Net Assets                      0.29%               0.42%                0.60%                0.81%                 0.92%
Cable & Wireless Ltd. ADR     8,822     274,033  31,282     971,697  75,841    2,355,811  70,625    2,193,789  159,748    4,962,172
                                    -----------         -----------         ------------          -----------           -----------
                                        274,033             971,697            2,355,811            2,193,789             4,962,172
IRELAND
Percent of Net Assets                      0.08%               0.13%                0.17%                0.22%                 0.24%
Allied Irish Banks PLC
 ADR                          4,238      69,132  15,706     256,204  33,969      554,119  32,045      522,734   65,383    1,066,560
Smurfit (Jefferson) Group
 ADR                            505      12,025   1,860      44,291   4,740      112,871   3,751       89,321    8,944      212,979
                                    -----------         -----------         ------------          -----------           -----------
                                         81,157             300,495              666,990              612,055             1,279,539

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                  LifePath Income     LifePath 2010      LifePath 2020       LifePath 2030        LifePath 2040
                                 -----------------  ----------------- ------------------- ------------------- --------------------
                                 Shares      Value  Shares      Value  Shares       Value  Shares       Value   Shares       Value
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
ITALY
Percent of Net Assets                         0.12%              0.22%               0.32%               0.38%                0.43%
Benetton Group SpA ADR            1,507 $   59,244   5,462 $  214,725  13,932 $   547,702  12,616 $   495,967   28,026 $ 1,101,772
Fiat SpA ADR                      1,149     35,332   6,815    209,561  14,450     444,338  10,789     331,746   25,676     789,522
Montedison SpA ADR                1,179     20,633   5,031     88,043  15,607     273,123  12,247     214,323   25,877     452,848
                                        ----------         ----------         -----------         -----------          -----------
                                           115,209            512,329           1,265,163           1,042,036            2,344,142
JAPAN
Percent of Net Assets                         1.42%              2.29%               3.27%               4.56%                4.65%
Canon Inc. ADR                      790     33,575   3,530    150,025   8,945     380,163   8,735     371,238   17,650     750,125
CSK Corp. ADR                     1,116    127,224   4,520    515,280  11,320   1,290,480  11,011   1,255,254   22,252   2,536,728
Fuji Photo Film -Ordinary
 Shares ADR                         575     25,588   2,360    105,020   5,824     259,168   5,656     251,692   11,430     508,635
Hitachi Ltd. ADR                    432     59,913   1,824    252,966   4,458     618,269   4,384     608,006    8,866   1,229,603
Honda Motor Company Ltd. ADR        333     22,478   1,385     93,488   3,477     234,698   3,272     220,860    6,624     447,120
Ito-Yokado Co. Ltd. ADR           1,120     66,150   3,710    219,122   9,310     549,872   9,102     537,587   18,384   1,085,805
Japan Air Lines ADR               5,908     29,171  23,240    114,748  57,475     283,783  56,364     278,297  113,907     562,416
Kirin Brewery Co. Ltd. ADR          997    118,518   3,682    437,698   8,966   1,065,833   8,880   1,055,610   17,942   2,132,855
Kubota Corp. ADR                    834     50,457   3,643    220,402   8,576     518,848   8,395     507,898   16,960   1,026,080
Kyocera Corp. ADR                   560    103,005   1,958    360,150   4,652     855,677   4,520     831,398    9,134   1,680,085
Makita Corp. ADR                    820      6,765   3,293     27,167   8,009      66,074   7,967      65,728   16,103     132,850
Matsushita Electric
 Industrial Co.                     257     75,542     833    244,850   1,561     458,836   1,551     455,897    3,126     918,849
Mitsubishi Corp. ADR              1,394     20,583  10,725    158,359  26,718     394,502  26,300     388,330   53,150     784,781
Mitsui & Co. ADR                    360     44,055   1,475    180,503   3,622     443,242   3,564     436,145    7,195     880,488
NEC Corp. ADR                       683     77,094   2,813    317,517   6,910     779,966   6,744     761,229   13,629   1,538,373
Nippon Telegraph & Telephone
 Corp. ADR                        1,224     83,232   4,169    283,492  10,340     703,120  10,118     688,024   20,444   1,390,192
Nissan Motor Co. Ltd. ADR         2,135     16,680   8,626     67,391  21,254     166,047  20,999     164,055   42,437     331,539
Pioneer Corp. ADR                 1,192     38,442   5,217    168,248  12,994     419,057  12,717     410,123   25,686     828,374
Ricoh Corp. Ltd. ADR                377     33,821   1,599    143,449   3,959     355,170   3,865     346,737    7,823     701,817
Sony Corp. ADR                      268     83,985   1,082    339,072   2,650     830,444   2,643     828,250    5,336   1,672,169
Tokio Marine and Fire
 Insurance Co. Ltd                2,318    107,497   8,660    401,608  21,386     991,776  20,989     973,365   42,418   1,967,135
Toyota Motor Corp. ADR            1,378    112,049   5,161    419,654  14,281   1,161,224  12,649   1,028,522   25,584   2,080,299
                                        ----------         ----------         -----------         -----------          -----------
                                         1,335,824          5,220,209          12,826,249          12,464,245           25,186,318
NETHERLANDS
Percent of Net Assets                         0.39%              0.76%               1.20%               1.46%                1.65%
Aegon NV ADR                         16      1,114     780     54,308   2,732     190,216   1,713     119,268    3,347     233,035
Elsevier NV ADR                   2,527     54,646   9,361    202,432  23,806     514,805  21,321     461,067   47,406   1,025,155
KLM Royal Dutch Airlines ADR        148      2,821     457      8,712   1,240      23,638   1,077      20,530    2,257      43,024
Koninklijke Ahold NV ADR          2,084     49,365   7,387    174,980  18,980     449,589  16,896     400,224   35,369     837,803
Koninklijke Philips
 Electronics NV                     336     64,344   1,299    248,759   2,986     571,819   2,673     511,880    6,815   1,305,073
Royal Dutch Petroleum Co.         1,776     93,240  13,718    720,195  36,712   1,927,380  30,730   1,613,325   68,672   3,605,280
Unilever NV                       2,195     99,873   7,820    355,810  21,707     987,669  19,033     866,002   40,764   1,854,762
                                        ----------         ----------         -----------         -----------          -----------
                                           365,403          1,765,196           4,665,116           3,992,296            8,904,132
NEW ZEALAND
Percent of Net Assets                         0.03%              0.04%               0.06%               0.08%                0.08%
Telecom Corp. of New
 Zealand Ltd.                        75     25,569   2,558     86,173   6,773     228,165   6,171     207,886   12,640    425,810
                                        ----------         ----------         -----------         -----------          -----------
                                            25,569             86,173             228,165             207,886              425,810
SPAIN
Percent of Net Assets                         0.30%              0.47%               0.64%               0.85%                0.87%
Banco Bilbao Vizcaya
 Argentaria SA ADR                2,910     43,286  10,108    150,357  26,195     389,651  23,603     351,095   49,981     743,467
Banco Santander Central
 Hispano SA ADR                  10,054    105,567  36,748    385,854  76,428     802,494  73,588     772,674  144,836   1,520,778
Repsol SA                         2,001     38,269   7,400    141,525  16,225     310,303  15,550     297,394   30,289     579,277
Telefonica SA ADR             +   1,065     92,322   4,714    408,645  11,626   1,007,829  10,343     896,609   20,912   1,812,809
                                        ----------         ----------         -----------         -----------          -----------
                                           279,444          1,086,381           2,510,277           2,317,772            4,656,331
SWEDEN
Percent of Net Assets                         0.23%              0.33%               0.46%               0.59%                0.68%
SKF AB ADR                          421      8,367   1,631     32,416   4,277      85,005   3,864      76,797    8,311     165,181
Swedish Match AB ADR                752     24,628   2,202     72,116   5,227     171,184   4,955     162,276    9,643     315,808
Telefonaktiebolaget LM
 Ericsson                         1,832    175,872   7,026    674,496  16,584   1,592,064  14,128   1,356,288   33,271   3,194,016
                                        ----------         ----------         -----------         -----------          -----------
                                           208,867            779,028           1,848,253           1,595,361            3,675,005
UNITED KINGDOM
Percent of Net Assets                         1.62%              2.66%               3.79%               4.78%                4.90%
Allied Zurich PLC ADR             2,120     36,146   8,258    140,799  17,502     298,409  16,798     286,406   28,571     487,136
AstraZeneca PLC ADR               3,373    111,731  12,305    407,603  26,836     888,943  25,456     843,230   49,949   1,654,561
BP Amoco PLC ADR                  3,408    160,176  16,200    761,400  38,088   1,790,136  33,708   1,584,276   27,912   1,311,864
British Airways PLC ADR             390     18,257   1,600     74,900   4,095     191,697   3,829     179,245    7,749     362,750
British American Tobacco
 PLC ADR                            521      4,429   8,158     69,343  18,103     153,876   9,900      84,150   57,974     492,779
British Sky Broadcasting
 PLC ADR                            447     71,464   1,785    285,377   4,577     731,748   4,058     648,773    8,663   1,384,997
British Telecom PLC ADR           1,564    278,783   6,223  1,109,250  15,123   2,695,675  12,465   2,221,886   29,297   5,222,190
Cadbury Schweppes PLC ADR         2,334     57,475   8,124    200,054  18,122     446,254  17,056     420,004   34,868     858,625
Corus Group PLC                     518      8,903   1,572     27,019   4,042      69,472   3,120      53,625    7,173     123,286
Diageo PLC ADR                    2,587     79,712   9,595    295,646  24,302     748,805  21,726     669,432   48,928   1,507,594
Glaxo Wellcome PLC ADR            2,560    124,800   9,392    457,860  22,531   1,098,386  19,936     971,880   46,042   2,244,548
Hanson PLC ADR                    1,699     54,156   5,756    183,473  15,127     482,173  13,592     433,241   29,816     950,385
Imperial Chemical Industries
 PLC ADR                            749     23,219   2,641     81,871   7,033     218,023   6,573     203,763   13,097     406,007
National Power PLC ADR              638     15,472   2,100     50,925   5,631     136,552   5,121     124,184   10,415     252,564
Premier Farnell PLC ADR           1,699     22,830   6,319     84,912  16,299     219,018  13,376     179,740   29,709     399,215

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                                         LifePath Income           LifePath 2010               LifePath 2020
                                                   ------------------------  -----------------------    -----------------------
                                                        Shares       Value      Shares        Value         Shares      Value
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Reuters Group PLC ADR                                    384    $    51,120       1,713  $    228,043      4,404   $    586,283
Smithkline Beecham PLC ADR                             1,445         81,191       5,495       308,750     13,771        773,758
Vodafone AirTouch PLC ADR                              5,550        320,166      23,320     1,345,273     57,720      3,329,723
                                                                -----------              ------------              ------------
                                                                  1,520,030                 6,112,498                14,858,931

TOTAL INTERNATIONAL COMMON STOCKS                                 6,047,085                24,161,541                59,860,728
 (Cost $3,833,980, $14,936,952, $37,989,252,
  $34,366,296, and $78,860,822 respectively)

TOTAL COMMON STOCKS                                              19,785,309               101,307,635               265,000,313
 (Cost $13,028,628, $70,725,149, $185,969,917,
  $153,512,805, and $388,204,468 respectively)

                                                      LifePath 2030              LifePath 2040
                                                   -------------------    ------------------------
                                                    Shares       Value        Shares        Value
                                                   -----------------------------------------------
COMMON STOCKS (Continued)                           3,956   $    526,643      8,631   $  1,149,002
Reuters Group PLC ADR                              12,318        692,118     28,217      1,585,443
Smithkline Beecham PLC ADR                         49,503      2,855,704    105,290      6,073,917
Vodafone AirTouch PLC ADR                                   ------------              ------------
                                                              12,978,300                26,466,863

TOTAL INTERNATIONAL COMMON STOCKS                             53,408,029               112,893,950
 (Cost $3,833,980, $14,936,952, $37,989,252,
  $34,366,296, and $78,860,822 respectively)

TOTAL COMMON STOCKS
 (Cost $13,028,628, $70,725,149, $185,969,917,               224,892,523               533,014,020
  $153,512,805, and $388,204,468 respectively)

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                                                  LifePath Income                 LifePath 2010
                                                         -------------------------------  ----------------------------
                                                             Principal          Value        Principal        Value
----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS & NOTES
Percent of Net Assets                                                           64.93%                           49.34%
U.S. Treasury Bonds, 5.25%, 11/15/28                   $         0           $     --      $         0      $       --
U.S. Treasury Bonds, 6.00%, 02/15/26                             0                 --                0              --
U.S. Treasury Bonds, 6.13%, 11/15/27-08/15/29                    0                 --          150,000         147,375
U.S. Treasury Bonds, 6.25%, 08/15/23                       200,000            196,625                0              --
U.S. Treasury Bonds, 6.38%, 08/15/27                             0                 --                0              --
U.S. Treasury Bonds, 6.50%, 11/15/26                             0                 --                0              --
U.S. Treasury Bonds, 6.63%, 02/15/27                             0                 --                0              --
U.S. Treasury Bonds, 6.75%, 08/15/26                             0                 --                0              --
U.S. Treasury Bonds, 6.88%, 08/15/25                             0                 --                0              --
U.S. Treasury Bonds, 7.13%, 02/15/23                             0                 --          350,000         379,860
U.S. Treasury Bonds, 7.25%, 05/15/16-08/15/22                    0                 --                0              --
U.S. Treasury Bonds, 7.50%, 11/15/16-11/15/24              150,000            170,812                0              --
U.S. Treasury Bonds, 7.63%, 11/15/22-02/15/25                    0                 --                0              --
U.S. Treasury Bonds, 7.88%, 02/15/21                             0                 --                0              --
U.S. Treasury Bonds, 8.00%, 11/15/21                       100,000            118,219                0              --
U.S. Treasury Bonds, 8.13%, 08/15/19-08/15/21                    0                 --          200,000         238,813
U.S. Treasury Bonds, 8.25%, 05/15/00-05/15/05              500,000            503,125          350,000         352,187
U.S. Treasury Bonds, 8.50%, 02/15/20                             0                 --                0              --
U.S. Treasury Bonds, 8.75%, 05/15/17-08/15/20                    0                 --                0              --
U.S. Treasury Bonds, 8.88%, 08/15/17-02/15/19                    0                 --                0              --
U.S. Treasury Bonds, 9.00%, 11/15/18                             0                 --                0              --
U.S. Treasury Bonds, 9.13%, 05/15/09-05/15/18                    0                 --          400,000         431,500
U.S. Treasury Bonds, 9.38%, 02/15/06                       950,000          1,073,204          600,000         677,813
U.S. Treasury Bonds, 10.00%, 05/15/10                            0                 --                0              --
U.S. Treasury Bonds, 10.63%, 11/15/12-08/15/15                   0                 --                0              --
U.S. Treasury Bonds, 10.75%, 02/15/03-08/15/05           3,350,000          3,801,080        3,450,000       4,050,251
U.S. Treasury Bonds, 11.13%, 08/15/03                    1,650,000          1,870,687          400,000         453,500
U.S. Treasury Bonds, 11.25%, 02/15/15                      200,000            287,813          400,000         575,625
U.S. Treasury Bonds, 11.63%, 11/15/02-11/15/04                   0                 --        1,400,000       1,631,890
U.S. Treasury Bonds, 11.75%, 11/15/14                            0                 --                0              --
U.S. Treasury Bonds, 11.88%, 11/15/03                            0                 --                0              --
U.S. Treasury Bonds, 12.00%, 05/15/05-08/15/13             200,000            245,563          500,000         613,906
U.S. Treasury Bonds, 12.38%, 05/15/04                            0                 --        1,500,000       1,804,687
U.S. Treasury Bonds, 12.50%, 08/15/14                            0                 --                0              --
U.S. Treasury Bonds, 13.13%, 05/15/01                            0                 --                0              --
U.S. Treasury Bonds, 13.75%, 08/15/04                      500,000            633,437                0              --
U.S. Treasury Notes, 4.25%, 11/15/03                             0                 --        1,700,000       1,571,437
U.S. Treasury Notes, 4.75%, 02/15/04-11/15/08            1,600,000          1,464,312        4,050,000       3,636,564
U.S. Treasury Notes, 4.88%, 03/31/01                             0                 --        1,300,000       1,279,687
U.S. Treasury Notes, 5.00%, 04/30/01                     1,100,000          1,083,157        1,600,000       1,575,501
U.S. Treasury Notes, 5.25%, 08/15/03-05/15/04              600,000            570,375        3,200,000       3,055,500
U.S. Treasury Notes, 5.38%, 06/30/03                     1,000,000            963,438                0              --
U.S. Treasury Notes, 5.50%, 01/31/03-05/15/09            2,675,000          2,524,632        8,600,000       8,200,439
U.S. Treasury Notes, 5.63%, 05/15/01-05/15/08            1,700,000          1,613,937        6,050,000       5,767,001
U.S. Treasury Notes, 5.75%, 10/31/02-08/15/03            5,350,000          5,237,500        5,550,000       5,429,078
U.S. Treasury Notes, 5.88%, 10/31/01-11/15/05            4,050,000          3,945,891        5,850,000       5,682,033
U.S. Treasury Notes, 6.00%, 07/31/02-08/15/09              900,000            865,688        3,700,000       3,602,126
U.S. Treasury Notes, 6.13%, 12/31/01-08/15/07            4,000,000          3,886,875        6,100,000       6,002,000
U.S. Treasury Notes, 6.25%, 04/30/01-02/15/07            7,500,000          7,433,000        9,450,000       9,354,096
U.S. Treasury Notes, 6.38%, 03/31/01-08/15/02            4,700,000          4,684,689        6,200,000       6,180,313
U.S. Treasury Notes, 6.50%, 05/31/01-10/15/06            7,550,000          7,505,690       12,400,000      12,307,941
U.S. Treasury Notes, 6.63%, 06/30/01-05/15/07            1,800,000          1,803,375        8,350,000       8,357,580
U.S. Treasury Notes, 6.88%, 05/15/06                     2,500,000          2,522,658        3,000,000       3,027,189
U.S. Treasury Notes, 7.00%, 07/15/06                     2,000,000          2,031,250        4,500,000       4,570,313

                                                      LifePath Income                LifePath 2020               LifePath 2030
                                               ---------------------------   ----------------------------    ----------------------
                                                 Principal          Value       Principal        Value        Principal      Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS & NOTES
Percent of Net Assets                                                28.81%                         14.88%                     0.86%
U.S. Treasury Bonds, 5.25%, 11/15/28             $  550,000     $  473,860      $        0    $        --    $      0    $       --
U.S. Treasury Bonds, 6.00%, 02/15/26                      0             --         900,000        860,907           0            --
U.S. Treasury Bonds, 6.13%, 11/15/27-08/15/29     1,100,000      1,075,500       1,600,000      1,563,250     300,000       294,750
U.S. Treasury Bonds, 6.25%, 08/15/23              1,000,000        983,125       1,300,000      1,278,062     450,000       442,406
U.S. Treasury Bonds, 6.38%, 08/15/27                      0             --         600,000        603,000           0            --
U.S. Treasury Bonds, 6.50%, 11/15/26                600,000        612,188         600,000        612,188           0            --
U.S. Treasury Bonds, 6.63%, 02/15/27                500,000        518,125         500,000        518,125           0            --
U.S. Treasury Bonds, 6.75%, 08/15/26                      0             --         500,000        525,625           0            --
U.S. Treasury Bonds, 6.88%, 08/15/25                500,000        532,031         600,000        638,438           0            --
U.S. Treasury Bonds, 7.13%, 02/15/23                      0             --         910,000        987,635           0            --
U.S. Treasury Bonds, 7.25%, 05/15/16-08/15/22       750,000        813,610       1,800,000      1,954,563     375,000       407,993
U.S. Treasury Bonds, 7.50%, 11/15/16-11/15/24             0             --       2,750,000      3,078,094           0            --
U.S. Treasury Bonds, 7.63%, 11/15/22-02/15/25     1,000,000      1,148,015       2,650,000      3,055,313     500,000       577,969
U.S. Treasury Bonds, 7.88%, 02/15/21                      0             --         650,000        756,031           0            --
U.S. Treasury Bonds, 8.00%, 11/15/21                700,000        827,532         500,000        591,094           0            --
U.S. Treasury Bonds, 8.13%, 08/15/19-08/15/21     1,650,000      1,956,985       1,350,000      1,611,423     250,000       295,547
U.S. Treasury Bonds, 8.25%, 05/15/00-05/15/05             0             --               0             --           0            --
U.S. Treasury Bonds, 8.50%, 02/15/20                      0             --         200,000        245,250           0            --
U.S. Treasury Bonds, 8.75%, 05/15/17-08/15/20     1,000,000      1,256,688       2,350,000      2,925,203     900,000     1,118,437
U.S. Treasury Bonds, 8.88%, 08/15/17-02/15/19       500,000        629,219       1,950,000      2,428,969           0            --
U.S. Treasury Bonds, 9.00%, 11/15/18                350,000        444,281         350,000        444,281           0            --
U.S. Treasury Bonds, 9.13%, 05/15/09-05/15/18       500,000        539,375         600,000        767,063           0            --
U.S. Treasury Bonds, 9.38%, 02/15/06              1,050,000      1,186,172         800,000        903,750           0            --
U.S. Treasury Bonds, 10.00%, 05/15/10                     0             --         330,000        374,035           0            --
U.S. Treasury Bonds, 10.63%, 11/15/12-08/15/15      650,000        867,235         900,000      1,214,657     450,000       544,219
U.S. Treasury Bonds, 10.75%, 02/15/03-08/15/05    1,400,000      1,654,188               0             --      50,000        59,078
U.S. Treasury Bonds, 11.13%, 08/15/03               600,000        680,250               0             --           0            --
U.S. Treasury Bonds, 11.25%, 02/15/15               850,000      1,223,204         600,000        863,438           0            --
U.S. Treasury Bonds, 11.63%, 11/15/02-11/15/04            0             --               0             --           0            --
U.S. Treasury Bonds, 11.75%, 11/15/14               450,000        608,625         600,000        811,500           0            --
U.S. Treasury Bonds, 11.88%, 11/15/03               950,000      1,107,641               0             --           0            --
U.S. Treasury Bonds, 12.00%, 05/15/05-08/15/13      820,000      1,039,306       1,100,000      1,462,312           0            --
U.S. Treasury Bonds, 12.38%, 05/15/04               700,000        842,187               0             --           0            --
U.S. Treasury Bonds, 12.50%, 08/15/14               350,000        488,250         350,000        488,250           0            --
U.S. Treasury Bonds, 13.13%, 05/15/01                     0             --         100,000        107,687           0            --
U.S. Treasury Bonds, 13.75%, 08/15/04               100,000        126,687               0             --           0            --
U.S. Treasury Notes, 4.25%, 11/15/03              1,200,000      1,109,250               0             --           0            --
U.S. Treasury Notes, 4.75%, 02/15/04-11/15/08     3,000,000      2,746,344               0             --           0            --
U.S. Treasury Notes, 4.88%, 03/31/01              1,900,000      1,870,312               0             --           0            --
U.S. Treasury Notes, 5.00%, 04/30/01                      0             --               0             --           0            --
U.S. Treasury Notes, 5.25%, 08/15/03-05/15/04     3,400,000      3,246,376         250,000        239,531           0            --
U.S. Treasury Notes, 5.38%, 06/30/03                      0             --               0             --           0            --
U.S. Treasury Notes, 5.50%, 01/31/03-05/15/09     6,800,000      6,449,439               0             --           0            --
U.S. Treasury Notes, 5.63%, 05/15/01-05/15/08     7,600,000      7,303,971       1,000,000        943,750           0            --
U.S. Treasury Notes, 5.75%, 10/31/02-08/15/03     1,500,000      1,465,531         300,000        291,937           0            --
U.S. Treasury Notes, 5.88%, 10/31/01-11/15/05     9,900,000      9,693,127       2,200,000      2,117,500     300,000       288,750
U.S. Treasury Notes, 6.00%, 07/31/02-08/15/09     4,000,000      3,901,657               0             --           0            --
U.S. Treasury Notes, 6.13%, 12/31/01-08/15/07     4,450,000      4,370,313         450,000        435,938           0            --
U.S. Treasury Notes, 6.25%, 04/30/01-02/15/07     7,350,000      7,295,657         150,000        148,969           0            --
U.S. Treasury Notes, 6.38%, 03/31/01-08/15/02     1,350,000      1,348,031         575,000        575,000           0            --
U.S. Treasury Notes, 6.50%, 05/31/01-10/15/06    16,730,000     16,629,497       1,500,000      1,488,938     200,000       198,375
U.S. Treasury Notes, 6.63%, 06/30/01-05/15/07     6,850,000      6,857,713               0             --           0            --
U.S. Treasury Notes, 6.88%, 05/15/06              2,500,000      2,522,658       1,000,000      1,009,063     300,000       302,719
U.S. Treasury Notes, 7.00%, 07/15/06              4,200,000      4,265,625         600,000        609,375           0            --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                                       LifePath Income              LifePath 2010              LifePath 2020
                                                 --------------------------  --------------------------  --------------------------
                                                   Principal         Value     Principal         Value     Principal         Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS & NOTES (Continued)

U.S. Treasury Notes, 7.25%, 08/15/04              $1,250,000   $ 1,278,125    $3,300,000  $  3,374,250    $3,800,000  $  3,885,500
U.S. Treasury Notes, 7.50%, 11/15/01-02/15/05      2,350,000     2,404,938     4,150,000     4,228,610     4,650,000     4,768,970
U.S. Treasury Notes, 7.88%, 11/15/04                       0            --       700,000       733,469       700,000       733,469
U.S. Treasury Notes, 8.00%, 05/15/01                 350,000       356,344     3,750,000     3,817,969     1,250,000     1,272,656
                                                               -----------                ------------                ------------
TOTAL U.S. TREASURY BONDS & NOTES                               61,076,439                 113,110,503                 113,370,375
(Cost $62,768,855, $116,342,034, $116,197,852,
  $41,129,281, and $4,762,953 respectively)


                                                               LifePath 2030                LifePath 2040
                                                        ---------------------------  --------------------------
                                                          Principal         Value      Principal        Value
---------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS & NOTES (Continued)

U.S. Treasury Notes, 7.25%, 08/15/04                       $250,000   $   255,625       $      0   $       --
U.S. Treasury Notes, 7.50%, 11/15/01-02/15/05               700,000       724,282        100,000      103,469
U.S. Treasury Notes, 7.88%, 11/15/04                              0            --              0           --
U.S. Treasury Notes, 8.00%, 05/15/01                              0            --              0           --
                                                                      -----------                  ----------
TOTAL U.S. TREASURY BONDS & NOTES                                      40,510,051                   4,633,712
(Cost $62,768,855, $116,342,034, $116,197,852,
  $41,129,281, and $4,762,953 respectively)

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29,2000
Portfolios of Investments

                                                                         LifePath Income                LifePath 2010
                                                                   ---------------------------    ----------------------------
                                                                     Principal        Value        Principal          Value
------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS
Percent of Net Assets                                                                     2.10%                           3.74%
Goldman Sachs Financial Square Prime Obligation Fund,           ++ $   275,482     $   275,482    $   568,684     $    568,684
Providian Temp Cash Money Market Fund                           ++   1,500,000       1,500,000      7,000,000        7,000,000
Short Term Investment Company Liquid Assets Portfolio,          ++     200,000         200,000      1,000,000        1,000,000
                                                                                   -----------                    ------------
TOTAL SHORT TERM INSTRUMENTS                                                         1,975,482                       8,568,684
 (Cost $1,975,482, $8,568,684, $25,720,454, $19,498,975,
  and $49,462,092 respectively)

------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Percent of Net Assets                                                                    13.34%                           7.68%
Morgan Stanley Tri Party Repurchase Agreement, dated 2/29/00, due 3/1/00, with a maturity value of $ 61,149,986 and an
  effective yield of 5.46%.,                                        12,550,209      12,550,209     17,612,597       17,612,597
                                                                                   -----------                    ------------
TOTAL REPURCHASE AGREEMENTS                                                         12,550,209                      17,612,597
 (Cost $12,550,209, $17,612,597, $18,947,719, $11,480,040,
 and $550,149 respectively)

TOTAL INVESTMENTS IN SECURITIES                                         101.41 %   $95,387,439         104.96%    $240,599,419
 (Cost $90,323,174, $213,248,464, $346,835,942, $225,621,101,
   and $442,979,662 respectively)
Other Assets and Liabilities, Net                                        (1.41)%    (1,326,653)         (4.96)%    (11,367,800)
                                                                   ---------------------------    ----------------------------
TOTAL NET ASSETS                                                        100.00 %   $94,060,786         100.00%    $229,231,619
                                                                   ===========================    ============================

                                                                         LifePath 2020                   LifePath 2030
                                                                   ---------------------------    ----------------------------
                                                                     Principal        Value        Principal          Value
------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS
Percent of Net Assets                                                                     6.54%                           7.16%
Goldman Sachs Financial Square Prime Obligation Fund,           ++ $    20,454    $     20,454    $ 6,498,975     $  6,498,975
Providian Temp Cash Money Market Fund                           ++  17,700,000      17,700,000     12,000,000       12,000,000
Short Term Investment Company Liquid Assets Portfolio,          ++   8,000,000       8,000,000      1,000,000        1,000,000
                                                                                  ------------                    ------------
TOTAL SHORT TERM INSTRUMENTS                                                        25,720,454                      19,498,975
 (Cost $1,975,482, $8,568,684, $25,720,454, $19,498,975,
  and $49,462,092 respectively)

------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Percent of Net Assets                                                                     4.81%                           4.22%
Morgan Stanley Tri Party Repurchase Agreement, dated 2/29/00, due 3/1/00, with a maturity value of $ 61,149,986 and an
  effective yield of 5.46%.,                                        18,947,719      18,947,719     11,480,040       11,480,040
                                                                                  ------------                    ------------
TOTAL REPURCHASE AGREEMENTS                                                         18,947,719                      11,480,040
 (Cost $12,550,209, $17,612,597, $18,947,719, $11,480,040,
 and $550,149 respectively)

TOTAL INVESTMENTS IN SECURITIES                                         107.50 %  $423,038,861         108.88 %   $296,381,589
 (Cost $90,323,174, $213,248,464, $346,835,942, $225,621,101,
   and $442,979,662 respectively)
Other Assets and Liabilities, Net                                        (7.50)%   (29,508,534)         (8.88)%    (24,162,912)
                                                                   ---------------------------    ----------------------------
TOTAL NET ASSETS                                                        100.00 %  $393,630,327         100.00 %   $272,218,877
                                                                   ===========================    ============================

                                                                          LifePath 2040
                                                                   ---------------------------
                                                                     Principal        Value
----------------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS
Percent of Net Assets                                                                     9.16%
Goldman Sachs Financial Square Prime Obligation Fund,           ++ $ 8,062,092    $  8,062,092
Providian Temp Cash Money Market Fund                           ++  19,400,000      19,400,000
Short Term Investment Company Liquid Assets Portfolio,          ++  22,000,000      22,000,000
                                                                                  ------------
TOTAL SHORT TERM INSTRUMENTS                                                        49,462,092
 (Cost $1,975,482, $8,568,684, $25,720,454, $19,498,975,
  and $49,462,092 respectively)

----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Percent of Net Assets                                                                     0.10%
Morgan Stanley Tri Party Repurchase Agreement, dated 2/29/00, due 3/1/00, with a maturity value of $ 61,149,986 and an
  effective yield of 5.46%.,                                           550,149         550,149
                                                                                  ------------
TOTAL REPURCHASE AGREEMENTS                                                            550,149
 (Cost $12,550,209, $17,612,597, $18,947,719, $11,480,040,
 and $550,149 respectively)

TOTAL INVESTMENTS IN SECURITIES                                         108.85 %  $587,659,973
 (Cost $90,323,174, $213,248,464, $346,835,942, $225,621,101,
   and $442,979,662 respectively)
Other Assets and Liabilities, Net                                        (8.85)%   (47,800,075)
                                                                   ---------------------------
TOTAL NET ASSETS                                                        100.00 %  $539,859,898
                                                                   ===========================

+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000

                                             LifePath Income     LifePath 2010     LifePath 2020     LifePath 2030     LifePath 2040
                                            Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                              $ 90,323,174    $ 213,248,464     $ 346,835,942     $ 225,621,101     $ 442,979,662
                                                 ------------    -------------     -------------     -------------     -------------

Investments at market value (Note 1)             $ 82,837,230    $ 222,986,822     $ 404,091,142     $ 284,901,549     $ 587,109,824
Repurchase agreements (Note 1)                     12,550,209       17,612,597        18,947,719        11,480,040           550,149
                                                 ------------    -------------     -------------     -------------     -------------
Total investments in securities                    95,387,439      240,599,419       423,038,861       296,381,589       587,659,973
Receivables:
  Investment securities sold                                -                -                 -                 -         4,603,316
  Dividends and interest                              733,160        1,584,358         1,650,737           661,214           590,671
                                                 ------------    -------------     -------------     -------------     -------------
Total Assets                                       96,120,599      242,183,777       424,689,598       297,042,803       592,853,960
                                                 ------------    -------------     -------------     -------------     -------------
LIABILITIES
Payables:
  Investment securities purchased                           -        4,182,684         5,087,413         5,080,237         3,055,935
  Collateral for securities loaned (Note 4)         1,975,482        8,568,684        25,720,454        19,498,975        49,462,092
  Due to BGI (Note 2)                                  84,331          200,790           351,404           244,914           476,035
                                                 ------------    -------------     -------------     -------------     -------------
Total Liabilities                                   2,059,813       12,952,158        31,159,271        24,824,126        52,994,062
                                                 ------------    -------------     -------------     -------------     -------------
TOTAL NET ASSETS                                 $ 94,060,786    $ 229,231,619     $ 393,530,327     $ 272,218,677     $ 539,859,898
                                                 ============    =============     =============     =============     =============

------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 29, 2000

                                                                           LifePath Income      LifePath 2010       LifePath 2020
                                                                           Master Portfolio    Master Portfolio    Master Portfolio
                                                                           --------------------------------------------------------
NET INVESTMENT INCOME
    Dividends                                                                   $   311,233         $ 1,455,403         $ 3,532,076
    Interest                                                                      4,610,946           7,291,443           7,251,732
                                                                                -----------         -----------         -----------
Total investment income                                                           4,922,179           8,746,846          10,783,808
                                                                                -----------         -----------         -----------
EXPENSES (Note 2)
    Advisory fees                                                                   592,139           1,282,599           2,101,737
                                                                                -----------         -----------         -----------
Total expenses                                                                      592,139           1,282,599           2,101,737
                                                                                -----------         -----------         -----------
Net investment income                                                             4,330,040           7,464,247           8,682,071
                                                                                -----------         -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on sale of investments                                      2,506,435          17,805,780          33,627,531
    Net change in unrealized appreciation (depreciation) of investments          (1,106,762)         (6,180,937)         (2,423,834)
                                                                                -----------         -----------         -----------
Net gain on investments                                                           1,399,673          11,624,843          31,203,697
                                                                                -----------         -----------         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $ 5,729,713         $19,089,090         $39,885,768
                                                                                ===========         ===========         ===========

-----------------------------------------------------------------------------------------------------------------------------------
+   Net of foreign withholding tax of:                                          $     4,124         $    24,709         $    46,647
(   Interest income includes securities lending income of:                      $    16,448         $    52,205         $    90,008

                                                                            LifePath 2030       LifePath 2040
                                                                           Master Portfolio    Master Portfolio
                                                                           ------------------------------------
NET INVESTMENT INCOME
    Dividends                                                                   $ 3,086,365         $ 6,551,745
    Interest                                                                      3,121,291           1,275,146
                                                                                -----------         -----------
Total investment income                                                           6,207,656           7,826,891
                                                                                -----------         -----------
EXPENSES (Note 2)
    Advisory fees                                                                 1,501,573           2,790,585
                                                                                -----------         -----------
Total expenses                                                                    1,501,573           2,790,585
                                                                                -----------         -----------
Net investment income                                                             4,706,083           5,036,306
                                                                                -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on sale of investments                                     31,399,199          52,425,320
    Net change in unrealized appreciation (depreciation) of investments          (1,042,385)         19,635,208
                                                                                -----------         -----------
Net gain on investments                                                          30,356,814          72,060,528
                                                                                -----------         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $35,062,897         $77,096,834
                                                                                ===========         ===========

---------------------------------------------------------------------------------------------------------------
+   Net of foreign withholding tax of:                                          $    50,329         $    82,544
(   Interest income includes securities lending income of:                      $    65,081         $   142,139

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                          LifePath Income Master Portfolio          LifePath 2010 Master Portfolio
                                                      ------------------------------------   -------------------------------------


                                                                For the            For the              For the            For the
                                                             Year Ended         Year Ended           Year Ended         Year Ended
                                                      February 29, 2000  February 28, 1999    February 29, 2000  February 28, 1999
                                                      ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
      Net investment income                                $  4,330,040      $   4,542,654        $   7,464,247      $   7,047,953
      Net realized gain                                       2,506,435          4,718,618           17,805,780         13,218,840
      Net change in unrealized
         appreciation (depreciation)                         (1,106,762)        (1,372,957)          (6,180,937)         2,322,667
                                                      ------------------------------------   -------------------------------------
Net increase in net assets resulting from operations          5,729,713          7,888,315           19,089,090         22,589,460

Net increase (decrease) in net assets resulting
  from interestholder transactions                          (28,409,337)        (7,346,906)         (33,418,533)        12,753,903
                                                      ------------------------------------   -------------------------------------
Increase (decrease) in net assets                           (22,679,624)           541,409          (14,329,443)        35,343,363
NET ASSETS:
Beginning of period                                         116,740,410        116,199,001          243,561,062        208,217,699
                                                      ------------------------------------   -------------------------------------
End of period                                              $ 94,060,786      $ 116,740,410        $ 229,231,619      $ 243,561,062
----------------------------------------------------------------------------------------------------------------------------------

                                                            LifePath 2020 Master Portfolio          LifePath 2030 Master Portfolio
                                                      ----------------------------------------------------------------------------


                                                                For the            For the              For the            For the
                                                             Year Ended         Year Ended           Year Ended         Year Ended
                                                      February 29, 2000  February 28, 1999    February 29, 2000  February 28, 1999
                                                      ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
      Net investment income                               $   8,682,071      $   7,913,106        $   4,706,083      $   4,472,364
      Net realized gain                                      33,627,531         24,960,119           31,399,199         17,728,114
      Net change in unrealized
         appreciation (depreciation)                         (2,423,834)         7,187,708           (1,042,385)        10,724,507
                                                        ----------------------------------   -------------------------------------
Net increase in net assets resulting from operations         39,885,768         40,060,933           35,062,897         32,924,985

Net increase (decrease) in net assets resulting
  from interestholder transactions                          (12,519,074)          (168,062)         (39,674,638)        10,295,060
                                                         ---------------------------------   -------------------------------------
Increase (decrease) in net assets                            27,366,694         39,892,871           (4,611,741)        43,220,045
NET ASSETS:
Beginning of period                                         366,163,633        326,270,762          276,830,418        233,610,373
                                                         ---------------------------------   -------------------------------------
End of period                                             $ 393,530,327      $ 366,163,633        $ 272,218,677      $ 276,830,418
----------------------------------------------------------------------------------------------------------------------------------

                                                                 LifePath 2020 Master Portfolio
                                                         --------------------------------------


                                                                   For the              For the
                                                                Year Ended           Year Ended
                                                         February 29, 2000    February 28, 1999
                                                         --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
      Net investment income                                  $   5,036,306         $  5,019,405
      Net realized gain                                         52,425,320           34,827,042
      Net change in unrealized
         appreciation (depreciation)                            19,635,208           23,947,962
                                                         --------------------------------------
Net increase in net assets resulting from operations            77,096,834           63,794,409

Net increase (decrease) in net assets resulting
  from interestholder transactions                             (29,755,821)          23,995,369
                                                         --------------------------------------
Increase (decrease) in net assets                               47,341,013           87,789,778
NET ASSETS:
Beginning of period                                            492,518,885          404,729,107
                                                         --------------------------------------
End of period                                                $ 539,859,898         $492,518,885
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO NOTES TO THE FINANCIAL STATEMENTS

1.   Significant Accounting Policies

     Master Investment Portfolio (''MIP'') is registered under the Investment Company Act of 1940, as amended (the ''1940 Act''), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income (formerly LifePath 2000), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Security Valuation

     The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     Security Transactions and Income Recognition

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

     Federal Income Taxes

     Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio, therefore, believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Internal Revenue Code of 1986, as amended (the "Code").

     It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that an entity qualifying as a "regulated investment company" investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming for federal income tax purposes that the regulated investment company invested all of its assets in the corresponding Master Portfolio.

     Futures Contracts

     The Master Portfolios may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum ''initial margin'' requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 29, 2000, there were no open long futures contracts outstanding.

     Repurchase Agreements

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price. The repurchase agreements entered into on February 29, 2000 by the Master Portfolios are fully collateralized by U.S. Government obligations with a rate of 5.88%, a maturity date of 7/6/00 and an aggregate market value of $62,391,160.

2.   Agreements and Other Transactions with Affiliates

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolios.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of February 29, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.   Investment Portfolio Transactions

     Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the year ended February 29, 2000, were as follows:

   Aggregate Purchases            LifePath Income        LifePath 2010        LifePath 2020       LifePath 2030        LifePath 2040
   and Sales of:                 Master Portfolio     Master Portfolio     Master Portfolio    Master Portfolio     Master Portfolio
   ---------------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT OBLIGATIONS:

   Purchases at cost             $    52,326,484      $     92,442,800     $    106,560,110    $     38,058,978     $     43,702,786
   Sales proceeds                     52,026,336            75,349,856           83,909,136          34,187,575           46,302,908
   OTHER SECURITIES:

   Purchases at cost             $       923,651      $     16,024,511     $     60,679,347    $     31,799,468     $    102,976,966
   Sales proceeds                      9,105,148            40,010,051           74,749,654          65,388,779          120,893,953

     At February 29, 2000 the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                Tax            Unrealized            Unrealized           Net Unrealized
   Master Portfolio                            Cost          Appreciation          Depreciation             Appreciation
   ---------------------------------------------------------------------------------------------------------------------
   LifePath Income Master Portfolio   $  90,364,993         $   8,515,296       $   (3,492,850)           $    5,022,446
   LifePath 2010 Master Portfolio       213,555,821            37,262,811          (10,219,213)               27,043,598
   LifePath 2020 Master Portfolio       348,195,145            94,164,635          (19,320,919)               74,843,716
   LifePath 2030 Master Portfolio       225,868,990            86,546,277          (16,033,678)               70,512,599
   LifePath 2040 Master Portfolio       445,676,886           182,168,214          (40,185,127)              141,983,087

4.   Portfolio Securities Loaned

     As of February 29, 2000, the Master Portfolios had loaned securities which were collateralized by cash and money market mutual funds. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

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

                                                              Value of                 Value of
                   Master Portfolio                          Securities               Collateral
   ---------------------------------------------------------------------------------------------
   LifePath Income Master Portfolio                         $ 1,892,099              $ 1,975,482
   LifePath 2010 Master Portfolio                             8,219,089                8,568,684
   LifePath 2020 Master Portfolio                            24,739,571               25,720,454
   LifePath 2030 Master Portfolio                            18,711,674               19,498,975
   LifePath 2040 Master Portfolio                            47,529,134               49,462,092

5.   Financial Highlights

     The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates, excluding short-term securities, for the Master Portfolios were as follows:

                                              For the         For the
                                            Year Ended      Year Ended
                                          February 29,      February 28,
                                                  2000         1999
------------------------------------------------------------------------
   LifePath Income Master Portfolio
     Ratio of expenses to average
     net assets                                  0.55%        0.55%
     Ratio of net investment income
     to average net assets                       4.03%        3.95%
     Portfolio turnover rate                       55%          66%

   LifePath 2010 Master Portfolio
     Ratio of expenses to average
     net assets                                  0.55%        0.55%
     Ratio of net investment income
     to average net assets                       3.20%        3.12%
     Portfolio turnover rate                       49%          38%
   LifePath 2020 Master Portfolio
     Ratio of expenses to average
     net assets                                  0.55%        0.55%
     Ratio of net investment income
     to average net assets                       2.27%        2.30%
     Portfolio turnover rate                       43%          36%
   LifePath 2030 Master Portfolio
     Ratio of expenses to average
     net assets                                  0.55%        0.55%
     Ratio of net investment income
     to average net assets                       1.72%        1.74%
     Portfolio turnover rate                       26%          19%
   LifePath 2040 Master Portfolio
     Ratio of expenses to average
     net assets                                  0.55%        0.55%
     Ratio of net investment income
     to average net assets                       0.99%        1.11%
     Portfolio turnover rate                       29%          19%

Independent Auditors' Report

To the Interestholders and Board of Trustees
Master Investment Portfolio:

     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the LifePath Income Master Portfolio (formerly LifePath 2000 Master Portfolio), LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio (five of the portfolios comprising Master Investment Portfolio) as of February 29, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2000 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Master Investment Portfolio as of February 29, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.


                                                                    /s/ KPMG LLP

San Francisco, California
April 7, 2000

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